SELIGMAN FINANCIAL SERVICES, INC.
                                AN AFFILIATE OF
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                       100 PARK AVENUE, NEW YORK, NY  10017


THIS REPORT IS INTENDED ONLY FOR THE INFORMATION OF SHAREHOLDERS OR THOSE WHO HAVE RECEIVED THE OFFERING PROSPECTUS COVERING SHARES OF CAPITAL STOCK OF SELIGMAN MUNICIPAL FUND SERIES, INC., WHICH CONTAINS INFORMATION ABOUT THE SALES CHARGES, MANAGEMENT FEES, AND OTHER COSTS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.


                                                                       TEA2 9/96
--------------------------------------------------------------------------------
                               13TH ANNUAL REPORT
--------------------------------------------------------------------------------
                                    SELIGMAN
                                   MUNICIPAL
                                      FUND
                                  SERIES, INC.
--------------------------------------------------------------------------------
                               SEPTEMBER 30, 1996

                                     [LOGO]
--------------------------------------------------------------------------------
                                PROVIDING INCOME
                          FREE FROM REGULAR INCOME TAX
                                   SINCE 1983

================================================================================
TO THE SHAREHOLDER
--------------------------------------------------------------------------------

We are pleased to update you on the National and 12 stat e-specific portfolios of Seligman Municipal Fund Series, Inc. at their fiscal year-end, September 30, 1996.

     After reducing interest rates twice in 1995, and again in January 1996, the Federal Reserve Board left rates unchanged for the next eight months. The economy's rate of growth, which slowed in the fourth quarter of 1995, bounced back in the second quarter of 1996. It continued to grow at a healthy pace all year with virtually no inflationary repercussions. Reports issued in September supported this view, showing continued increases in production, new home sales, wages, and spending.

     With the lowest unemployment rate since June 1990, strong personal incomes, interest rates far below their 1980s levels, and few signs of inflationary pressure, consumer confidence as measured by The Conference Board rose 25% above its January 1996 level.

     In the municipal bond market, interest rates began to decline in the third quarter of 1995 and continued to do so until February 1996. However, as the economy picked up steam late in the first quarter of this year, and continued to grow in the second quarter, municipal market sentiment turned from enthusiasm to concern regarding inflation. For the last six months, every Fed meeting was under intense scrutiny by market participants. The inability of municipal bond investors to gauge the future direction of rates exaggerated their response to each economic report, with municipal bond yields drifting up or down in response to the latest data.

     On September 24, the Fed decided to maintain the current fed funds rate. Once the decision was announced, long-term municipal bond yields, as measured by the Bond Buyer 20-Bond General Obligation Index, declined slightly and ended the quarter at 5.76%. The unchanged monetary policy somewhat stabilized the municipal bond market by the end of the Fund's fourth quarter.

     Going forward, we foresee continued, albeit moderate, economic growth and a benign level of inflation. This environment of modest growth, combined with relatively stable interest rates, should be beneficial for financial markets in the months ahead. As always, there could be short-term volatility, but we remain confident in the long-term outlook.

     As we near the end of the year, we encourage you to review your overall investment portfolio. When doing so, you may wish to consult your financial advisor to discuss financial issues such as tax planning, and to ensure that you are following the best investment strategy to help you seek your financial goals.

     At the SPECIAL MEETING OF SHAREHOLDERS, held on September 30, 1996, a proposal was passed permitting the Fund to invest any portion of its net assets in securities subject to the federal alternative minimum tax. Consequently, your Fund's name was changed to Seligman Municipal Fund Series, Inc., and the word "Municipal" will replace the words "Tax-Exempt" in each Series within the Fund. For specific results of the SPECIAL MEETING OF SHAREHOLDERS, please refer to page 61.

     A discussion with your Portfolio Manager about your Fund, along with highlights of performance, long-term investment results, portfolio holdings, and financial statements, follows this letter.

     We thank you for your continued interest in Seligman Municipal Fund Series, and look forward to serving your investment needs in the many years to come.

By order of the Board of Directors,


/s/ William C. Morris
---------------------
William C. Morris
Chairman

                                                               /s/ Brian T. Zino
                                                               -----------------
                                                                   Brian T. Zino
                                                                       President

October 30, 1996

================================================================================
SELIGMAN MUNICIPAL FUND SERIES, INC.
--------------------------------------------------------------------------------
HIGHLIGHTS September 30, 1996

                                 --------------------------------------------------------------------------------------------------
                                                                                                                          MASSA-
                                  NATIONAL       COLORADO           GEORGIA          LOUISIANA         MARYLAND          CHUSETTS
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (in millions)
Class A                             $98.8          $52.3              $51.0            $57.3             $54.0            $109.9
Class D                               4.8            0.3                2.3              0.4               2.0               1.4
-----------------------------------------------------------------------------------------------------------------------------------
YIELD*
Class A                              4.92%          4.39%              4.75%            4.63%             4.59%             4.83%
Class D                              4.24           3.69               4.09             3.97              3.91              4.17
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS**
Class A                            $0.399         $0.371              0.388           $0.422            $0.404            $0.411
Class D                             0.328          0.305              0.317            0.347             0.331             0.339
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GAIN DISTRIBUTIONS**           --             --             $0.054           $0.062            $0.034            $0.107
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
September 30, 1996
  Class A                           $7.70          $7.27              $7.87 $           8.16             $7.99             $7.85
  Class D                            7.70           7.27               7.88             8.16              7.99              7.84
September 30, 1995
  Class A                            7.58           7.30               7.81             8.14              7.96              7.91
  Class D                            7.57           7.29               7.82             8.14              7.97              7.90
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE
PER SHARE
September 30, 1996
  Class A                           $8.08          $7.63              $8.26            $8.57             $8.39             $8.24
  Class D                            7.70           7.27               7.88             8.16              7.99              7.84
September 30, 1995
  Class A                            7.96           7.66               8.20             8.55              8.36              8.30
  Class D                            7.57           7.29               7.82             8.14              7.97              7.90
-----------------------------------------------------------------------------------------------------------------------------------
MOODY'S/S&P RATINGS+
Aaa/AAA                                17%            48%                40%              85%               37%               49%
Aa/AA                                  54             36                 32                7                38                19
A/A                                    23             11                 22                6                23                24
Baa/BBB                                 4              4                  6                2                 2                 8
Non-rated                               2              1                 --               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
HOLDINGS BY MARKET SECTOR+
Revenue Bonds                          86%            78%                67%              79%               65%               82%
General Obligation Bonds               14             22                 33               21                35                18
-----------------------------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY
(Years)                              26.3           18.8               20.4             18.9              19.9              21.2
-----------------------------------------------------------------------------------------------------------------------------------


* Current yield representing the annualized yield for the 30-day period ended September 30, 1996.
** Represents per share amount paid or declared with respect to Class A and
   Class D shares during the year ended September 30, 1996.
+  Percentages based on current market values of long-term holdings.

                                ---------------------------------------------------------------------------------------------------
                                                                                                                           SOUTH
                                 MICHIGAN     MINNESOTA       MISSOURI         NEW YORK          OHIO          OREGON     CAROLINA
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (in millions)
Class A                            $148.2       $126.2          $49.9            $82.7           $162.2         $57.3      $108.2
Class D                               1.5          2.0            0.6              1.2              1.0           1.5         2.7
-----------------------------------------------------------------------------------------------------------------------------------
YIELD*
Class A                              4.77%        4.26%          4.35%            4.88%            4.65%         4.45%       4.60%
Class D                              4.11         3.57           3.68             4.22             3.98          3.78        3.94
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS**
Class A                            $0.448       $0.423         $0.387           $0.417           $0.432        $0.397      $0.414
Class D                             0.371        0.353          0.318            0.345            0.361         0.328       0.341
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GAIN DISTRIBUTIONS**       $0.143       $0.020         $0.073               --           $0.038        $0.008      $0.018
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
September 30, 1996
  Class A                           $8.46        $7.68          $7.71            $7.98            $8.09         $7.65       $8.07
  Class D                            8.45         7.68           7.72             7.98             8.13          7.64        8.06
September 30, 1995
  Class A                            8.54         7.82           7.70             7.86             8.11          7.66        7.97
  Class D                            8.54         7.82           7.70             7.87             8.15          7.65        7.97
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE
PER SHARE
September 30, 1996
  Class A                           $8.88        $8.06          $8.09            $8.38            $8.49         $8.03       $8.47
  Class D                            8.45         7.68           7.72             7.98             8.13          7.64        8.06
September 30, 1995
  Class A                            8.97         8.21           8.08             8.25             8.51          8.04        8.37
  Class D                            8.54         7.82           7.70             7.87             8.15          7.65        7.97
-------------------------------------------------------------------------------------------------------------- --------------------
MOODY'S/S&P RATINGS+
Aaa/AAA                                51%          41%            41%              53%              70%           38%         66%
Aa/AA                                  20           35             41               11               15            24          12
A/A                                    25           20             18               22               10            25          21
Baa/BBB                                 4           --             --               14                2             5           1
Non-rated                               2            4             --               --                3             8          --
-----------------------------------------------------------------------------------------------------------------------------------
HOLDINGS BY MARKET SECTOR+
Revenue Bonds                          82%          47%            82%              97%              74%           59%         87%
General Obligation Bonds               18           53             18                3               26            41          13
-----------------------------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY
(Years)                              21.2         16.3           17.5             26.0             19.0          18.4          20
-----------------------------------------------------------------------------------------------------------------------------------

Note: The yields have been computed in accordance with current SEC regulations and will vary, and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. National Series' income and a small portion of each State Series' income may be subject to applicable state and local taxes. A portion of each Series' income dividends may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.

================================================================================
ANNUAL PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------
The following is a discussion with your Portfolio Manager regarding Seligman Municipal Fund Series, Inc., and a chart and table comparing each Series' performance to the performance of the Lehman Brothers Municipal Bond Index.

 YOUR PORTFOLIO MANAGER
-------------------------


        [PHOTO]


-------------------------

THOMAS G. MOLES is a Managing Director of J. & W. Seligman & Co. Incorporated, Vice President and Portfolio Manager of Seligman Municipal Fund Series, Inc. and the other Seligman municipal mutual funds which include 19 separate portfolios, and President and Portfolio Manager of Seligman Select Municipal Fund and Seligman Quality Municipal Fund. He is responsible for more than $2 billion in municipal securities. Mr. Moles, with more than 25 years of experience, has spearheaded Seligman's municipal investment efforts since joining the firm in 1983.

WHAT ECONOMIC FACTORS AFFECTED SELIGMAN MUNICIPAL FUND SERIES OVER THE PAST 12 MONTHS?

Throughout the fourth quarter of 1995, the majority of market participants believed that the economy was growing at a moderate pace and that inflation remained under control. This bullish outlook caused long-term interest rates to decline steadily during the fourth quarter of 1995 and into the new year. By February 1996, however, the economy began to exhibit signs of unexpected strength and interest rates rose sharply on renewed inflation concerns. Since then, economic data has been mixed, suggesting weakness in some areas and vigor in others. Given these conflicting economic reports, market participants have been unable to form a consensus with respect to the economy. As a result, each new economic release has led to an amplified shift in interest rates.

     On September 24, the Federal Reserve Board stated that it had not seen sufficient evidence of an acceleration in inflation to warrant an increase in the fed funds rate. The Fed's decision to hold monetary policy steady helped stabilize the bond market and prompted a modest decline in long-term yields. Further, by September 30, 1996, long-term municipal yields, as measured by the Bond Buyer 20-Bond General Obligation Index, stood at 5.76%, down from 6.00% a year ago.

WHAT MARKET FACTORS INFLUENCED THE FUND OVER THE PAST 12 MONTHS?

In the municipal bond market, year-to-date new issue supply has increased only marginally over 1995 levels. However, demand, in particular retail demand, has been strong, resulting in shortages of certain types of municipal bonds. The supply imbalance pushed buyers to bid up prices to obtain the specific bonds they required, which caused a compression of yield spreads, or a narrowing of yield differentials, within the various sectors of the municipal market. For example, hospital bonds typically trade at higher yields than similarly rated general obligation bonds, due to their complexity. This year, many typically higher-yielding issues such as hospital bonds have been trading at or near general obligation levels. This market aberration provided us an opportunity to improve the relative value of the portfolios.

================================================================================

--------------------------------------------------------------------------------

WHAT WAS YOUR INVESTMENT STRATEGY IN THE PAST 12 MONTHS?

We believe that the economy is expanding at an acceptable rate of growth and that inflation remains in check. Therefore, we have been comfortable purchasing long-term municipal bonds in spite of the market's frequent ups and downs. Yields on long-term municipal bonds are significantly higher than yields on short-term municipal securities. For that reason, short-term positions were kept to a minimum.

     Further, to better protect the net asset values of the Fund's Series during periods of rising interest rates, we concentrated new acquisitions in current coupon bonds rather than in discount or zero coupon bonds, as the prices of discount and zero coupon bonds are more vulnerable to rising interest rates. Though we primarily focus on our long-term goals rather than short-term gains, we continuously search for ways to improve the relative value of the Fund by taking advantage of aberrations and inefficiencies within the municipal marketplace.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Thus far, 1996 has been a challenging year for fixed-income investors. The debate within the municipal markets over the strength of the economy most likely will continue to influence the direction of interest rates in the short term. Our team, however, takes a long-term, conservative approach to managing your Fund. We believe municipal bond funds will continue to play an important role in helping investors meet their long-term financial goals, and we remain committed to maintaining diversified portfolios of quality municipal bonds while providing our Shareholders with competitive yields.

================================================================================
PERFORMANCE COMPARISON CHARTS AND TABLES
--------------------------------------------------------------------------------

The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Municipal Fund Series Class A shares, with and without the maximum initial sales charge of 4.75%, for the 10-year or since-inception (where applicable) periods ended September 30, 1996, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same periods. The performance of each Series of Seligman Municipal Fund Series Class D shares is not shown in the charts but is included in the table below each chart. It is important to keep in mind that the Lehman Index does not include any fees or sales charges, and does not reflect state-specific bond market performance.

SELIGMAN NATIONAL MUNICIPAL SERIES

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

SELIGMAN NATIONAL MUNICIPAL SERIES CLASS A

                                                             LEHMAN BROS.
                               WITH           WITHOUT     MUNICIPAL BOND INDEX
DATE                       SALES CHARGE     SALES CHARGE      (SERIES A)

9/30/86 ...............  $    9,528.09   $   10,000.00     $   10,000.00
12/31/86 ..............  $    9,915.79   $   10,406.89     $   10,346.00
3/31/87 ...............  $   10,265.11   $   10,773.50     $   10,596.37
6/30/87 ...............  $    9,683.28   $   10,162.85     $   10,309.21
9/30/87 ...............  $    9,302.34   $    9,763.05     $   10,052.51
12/31/87 ..............  $    9,774.75   $   10,258.85     $   10,501.86
3/31/88 ...............  $   10,045.66   $   10,543.19     $   10,863.12
6/30/88 ...............  $   10,416.15   $   10,932.03     $   11,356.24
12/31/88 ..............  $   11,135.46   $   11,686.98     $   11,566.34
3/31/89 ...............  $   11,238.83   $   11,795.46     $   11,642.67
6/30/89 ...............  $   11,911.28   $   12,501.21     $   12,331.92
9/30/89 ...............  $   11,764.04   $   12,346.68     $   12,340.55
12/31/89 ..............  $   12,229.02   $   12,834.68     $   12,872.09
6/18/90 ...............  $   12,465.94   $   13,083.35     $   13,173.30
9/30/90 ...............  $   12,246.51   $   12,853.05     $   13,181.20
12/31/90 ..............  $   12,940.57   $   13,581.50     $   13,749.31
3/31/91 ...............  $   13,164.21   $   13,816.22     $   14,060.05
6/30/91 ...............  $   13,443.24   $   14,109.08     $   14,359.53
9/30/91 ...............  $   13,990.13   $   14,683.05     $   14,918.11
12/31/91 ..............  $   14,425.26   $   15,139.74     $   15,419.36
3/31/92 ...............  $   14,390.28   $   15,103.03     $   15,465.62
6/30/92 ...............  $   14,964.14   $   15,705.32     $   16,053.31
9/30/92 ...............  $   15,226.90   $   15,981.08     $   16,478.73
12/31/92 ..............  $   15,562.42   $   16,333.22     $   16,778.64
3/31/93 ...............  $   16,350.58   $   17,160.42     $   17,401.13
6/30/93 ...............  $   16,991.22   $   17,832.79     $   17,970.14
9/30/93 ...............  $   17,663.80   $   18,538.69     $   18,577.54
12/31/93 ..............  $   17,756.13   $   18,635.59     $   18,837.62
3/31/94 ...............  $   16,299.82   $   17,107.15     $   17,803.44
6/30/94 ...............  $   16,398.49   $   17,210.70     $   18,001.05
9/30/94 ...............  $   16,281.59   $   17,088.02     $   18,123.46
12/31/94 ..............  $   15,989.75   $   16,781.73     $   17,862.48
3/31/95 ...............  $   17,308.69   $   18,165.99     $   19,125.36
6/30/95 ...............  $   17,751.48   $   18,630.72     $   19,586.28
9/30/95 ...............  $   18,150.50   $   19,049.51     $   20,150.37
12/31/95 ..............  $   19,204.14   $   20,155.35     $   20,980.56
3/31/96 ...............  $   18,787.59   $   19,718.17     $   20,726.70
6/30/96 ...............  $   18,914.67   $   19,851.54     $   20,886.29
9/30/96 ...............  $   19,415.38   $   20,377.05     $   21,366.68


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1996, for Seligman National Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman National Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.


AVERAGE ANNUAL TOTAL RETURNS
                                  ONE          FIVE          10
                                  YEAR         YEARS        YEARS
                                  ----         -----        -----
Seligman National
Municipal Series
  Class A with Sales Charge       1.86%         5.75%       6.86%
  Class A without Sales Charge    6.97          6.77        7.38
Lehman Index                      6.04          7.45        7.89


                                                     SINCE
                                          ONE       INCEPTION
                                          YEAR       2/1/94
                                          ----       ------
Seligman National
Municipal Series
  Class D with CDSL                       5.13%        n/a
  Class D without CDSL                    6.13        1.95%
Lehman Index                              6.04        4.40

----------
See page 18 for footnotes.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------
SELIGMAN COLORADO MUNICIPAL SERIES

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

SELIGMAN COLORADO MUNICIPAL SERIES CLASS A
                                                                  LEHMAN BROS.
                                                                 MUNICIPAL BOND
                                    WITH            WITHOUT          INDEX
                               SALES CHARGE      SALES CHARGE      (SERIES A)
                               ------------      ------------       --------
9/30/86 ..............       $    9,528.30    $   10,000.00    $   10,000.00
12/31/86 .............       $    9,860.92    $   10,349.08    $   10,346.00
3/31/87 ..............       $   10,072.31    $   10,570.93    $   10,596.37
6/30/87 ..............       $    9,678.75    $   10,157.89    $   10,309.21
9/30/87 ..............       $    9,225.33    $    9,682.02    $   10,052.51
12/31/87 .............       $    9,798.58    $   10,283.65    $   10,501.86
3/31/88 ..............       $   10,157.58    $   10,660.41    $   10,863.12
6/30/88 ..............       $   10,398.37    $   10,913.12    $   11,072.78
9/30/88 ..............       $   10,718.49    $   11,249.09    $   11,356.24
12/31/88 .............       $   11,039.67    $   11,586.17    $   11,566.34
3/31/89 ..............       $   11,156.27    $   11,708.54    $   11,642.67
6/30/89 ..............       $   11,782.41    $   12,365.68    $   12,331.92
9/30/89 ..............       $   11,757.65    $   12,339.70    $   12,340.55
12/31/89 .............       $   12,147.84    $   12,749.21    $   12,814.43
3/31/90 ..............       $   12,074.71    $   12,672.45    $   12,872.09
6/30/90 ..............       $   12,356.92    $   12,968.63    $   13,173.30
9/30/90 ..............       $   12,272.38    $   12,879.92    $   13,181.20
12/31/90 .............       $   12,761.01    $   13,392.74    $   13,749.31
3/31/91 ..............       $   12,973.78    $   13,616.06    $   14,060.05
6/30/91 ..............       $   13,210.03    $   13,864.00    $   14,359.53
9/30/91 ..............       $   13,640.86    $   14,316.16    $   14,918.11
12/31/91 .............       $   13,960.14    $   14,651.24    $   15,419.36
3/31/92 ..............       $   13,929.36    $   14,618.93    $   15,465.62
6/30/92 ..............       $   14,390.82    $   15,103.23    $   16,053.31
9/30/92 ..............       $   14,696.95    $   15,424.51    $   16,478.73
12/31/92 .............       $   15,030.79    $   15,774.87    $   16,778.64
3/31/93 ..............       $   15,529.89    $   16,298.67    $   17,401.13
6/30/93 ..............       $   16,028.12    $   16,821.55    $   17,970.14
9/30/93 ..............       $   16,539.56    $   17,358.31    $   18,577.54
12/31/93 .............       $   16,701.27    $   17,528.02    $   18,837.62
3/31/94 ..............       $   15,887.17    $   16,673.62    $   17,803.44
6/30/94 ..............       $   16,028.86    $   16,822.32    $   18,001.05
9/30/94 ..............       $   16,056.65    $   16,851.48    $   18,123.46
12/31/94 .............       $   15,844.98    $   16,629.33    $   17,862.48
3/31/95 ..............       $   16,850.04    $   17,684.14    $   19,125.36
6/30/95 ..............       $   17,139.83    $   17,988.27    $   19,586.28
9/30/95 ..............       $   17,430.50    $   18,293.33    $   20,150.37
12/31/95 .............       $   18,057.45    $   18,951.30    $   20,980.56
3/31/96 ..............       $   17,843.67    $   18,726.95    $   20,726.70
6/30/96 ..............       $   18,026.74    $   18,919.08    $   20,886.29
9/30/96 ..............       $   18,259.41    $   19,163.26    $   21,366.68


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1996, for Seligman Colorado Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman Colorado Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS

                                     ONE        FIVE        10
                                     YEAR       YEARS      YEARS
                                     ----       -----      -----
Seligman Colorado
Municipal Series
  Class A with Sales Charge         (0.17)%     4.98%      6.21%
  Class A without Sales Charge       4.76       6.01       6.72
Lehman Index                         6.04       7.45       7.89


                                                      SINCE
                                          ONE       INCEPTION
                                          YEAR        2/1/94
                                          ----        ------
Seligman Colorado
Municipal Series
  Class D with CDSL                       2.96%         n/a
  Class D without CDSL                    3.95         1.89%
Lehman Index                              6.04         4.40

----------
See page 18 for footnotes.

================================================================================
PERFORMANCE COMPARISON CHARTS AND TABLES (continued)
--------------------------------------------------------------------------------

SELIGMAN GEORGIA MUNICIPAL SERIES

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

SELIGMAN GEORGIA MUNICIPAL SERIES CLASS A
                                                        LEHMAN BROS. MUNICIPAL
                             WITH              WITHOUT      BOND INDEX
DATE                     SALES CHARGE       SALES CHARGE    (SERIES D)

6/15/87 ...........    $    9,520.00    $   10,000.00    $   10,000.00
6/30/87 ...........    $    9,413.33    $    9,887.95
9/30/87 ...........    $    8,795.01    $    9,238.45    $    9,751.00
12/31/87 ..........    $    9,408.85    $    9,883.25    $   10,186.87
3/31/88 ...........    $    9,746.26    $   10,237.68    $   10,537.30
6/30/88 ...........    $   10,009.51    $   10,514.20    $   10,740.67
9/30/88 ...........    $   10,334.58    $   10,855.65    $   11,015.63
12/31/88 ..........    $   10,691.63    $   11,230.70    $   11,219.42
3/31/89 ...........    $   10,791.50    $   11,335.61    $   11,293.47
6/30/89 ...........    $   11,430.34    $   12,006.66    $   11,962.04
9/30/89 ...........    $   11,383.14    $   11,957.07    $   11,970.41
12/31/89 ..........    $   11,747.04    $   12,339.33    $   12,430.08
3/31/90 ...........    $   11,747.04    $   12,339.33    $   12,486.01
6/18/90 ...........    $   12,007.71    $   12,613.15    $   12,778.18
9/30/90 ...........    $   11,973.62    $   12,577.34    $   12,785.85
12/31/90 ..........    $   12,570.46    $   13,204.28    $   13,336.92
3/31/91 ...........    $   12,800.49    $   13,445.91    $   13,638.34
6/30/91 ...........    $   13,057.80    $   13,716.20    $   13,928.83
9/30/91 ...........    $   13,565.90    $   14,249.93    $   14,470.66
12/31/91 ..........    $   13,949.88    $   14,653.26    $   14,956.88
3/31/92 ...........    $   13,940.70    $   14,643.60    $   15,001.75
6/30/92 ...........    $   14,508.36    $   15,239.88    $   15,571.82
9/30/92 ...........    $   14,874.38    $   15,624.36    $   15,984.47
12/31/92 ..........    $   15,205.41    $   15,972.09    $   16,275.39
3/31/93 ...........    $   15,646.24    $   16,435.13    $   16,879.20
6/30/93 ...........    $   16,175.66    $   16,991.24    $   17,431.15
9/30/93 ...........    $   16,950.57    $   17,805.24    $   18,020.33
12/31/93 ..........    $   17,061.47    $   17,921.74    $   18,272.61
3/31/94 ...........    $   15,897.11    $   16,698.67    $   17,269.44
6/30/94 ...........    $   15,994.79    $   16,801.27    $   17,461.14
9/30/94 ...........    $   16,015.12    $   16,822.62    $   17,579.87
12/31/94 ..........    $   15,758.18    $   16,552.72    $   17,326.72
3/31/95 ...........    $   16,972.31    $   17,828.08    $   18,551.72
6/30/95 ...........    $   17,482.68    $   18,364.18    $   18,998.82
9/30/95 ...........    $   17,882.41    $   18,784.05    $   19,545.98
12/31/95 ..........    $   18,777.23    $   19,723.98    $   20,351.28
3/31/96 ...........    $   18,390.69    $   19,317.96    $   20,105.03
6/30/96 ...........    $   18,554.70    $   19,490.25    $   20,259.84
9/30/96 ...........    $   19,056.27    $   20,017.11    $   20,725.81

The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1996, for Seligman Georgia Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman Georgia Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                      SINCE
                                   ONE      FIVE    INCEPTION
                                   YEAR     YEARS    6/15/87
                                   ----     -----    -------
Seligman Georgia
Municipal Series
  Class A with Sales Charge        1.50%    6.00%      7.18%
  Class A without Sales Charge     6.56     7.03       7.75
Lehman Index                       6.04     7.45       8.20*

* From 6/30/87.

                                                SINCE
                                       ONE    INCEPTION
                                      YEAR     2/1/94
                                      ----     ------
Seligman Georgia
Municipal Series
  Class D with CDSL                    4.60%      n/a
  Class D without CDSL                 5.60      2.91%
Lehman Index                           6.04      4.40

----------
See page 18 for footnotes.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------
SELIGMAN LOUISIANA MUNICIPAL SERIES

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

SELIGMAN LOUISIANA MUNICIPAL SERIES CLASS A
                                                          LEHMAN BROS. MUNICIPAL
                              WITH             WITHOUT           BOND INDEX
DATE                      SALES CHARGE       SALES CHARGE        (SERIES A)

9/30/86 ...............  $    9,519.81      $   10,000.00      $   10,000.00
12/31/86 ..............  $    9,849.25      $   10,346.05      $   10,346.00
3/31/87 ...............  $   10,216.60      $   10,731.94      $   10,596.37
6/30/87 ...............  $    9,867.77      $   10,365.50      $   10,309.21
9/30/87 ...............  $    9,578.63      $   10,061.78      $   10,052.51
12/31/87 ..............  $   10,092.92      $   10,602.01      $   10,501.86
3/31/88 ...............  $   10,417.38      $   10,942.84      $   10,863.12
6/30/88 ...............  $   10,636.19      $   11,172.70      $   11,072.78
9/30/88 ...............  $   10,985.51      $   11,539.63      $   11,356.24
12/31/88 ..............  $   11,227.28      $   11,793.59      $   11,566.34
3/31/89 ...............  $   11,360.88      $   11,933.95      $   11,642.67
6/30/89 ...............  $   11,974.91      $   12,578.94      $   12,331.92
9/30/89 ...............  $   11,978.21      $   12,582.41      $   12,340.55
12/31/89 ..............  $   12,365.24      $   12,988.97      $   12,814.43
3/31/90 ...............  $   12,367.41      $   12,991.24      $   12,872.09
6/30/90 ...............  $   12,670.83      $   13,309.97      $   13,173.30
9/30/90 ...............  $   12,601.16      $   13,236.79      $   13,181.20
12/31/90 ..............  $   13,213.99      $   13,880.54      $   13,749.31
3/31/91 ...............  $   13,491.57      $   14,172.12      $   14,060.05
6/30/91 ...............  $   13,772.33      $   14,467.03      $   14,359.53
9/30/91 ...............  $   14,301.61      $   15,023.01      $   14,918.11
12/31/91 ..............  $   14,718.04      $   15,460.45      $   15,419.36
3/31/92 ...............  $   14,701.05      $   15,442.60      $   15,465.62
6/30/92 ...............  $   15,305.73      $   16,077.79      $   16,053.31
9/30/92 ...............  $   15,607.37      $   16,394.64      $   16,478.73
12/31/92 ..............  $   15,871.06      $   16,671.63      $   16,778.64
3/31/93 ...............  $   16,475.06      $   17,306.09      $   17,401.13
6/30/93 ...............  $   16,973.01      $   17,829.16      $   17,970.14
9/30/93 ...............  $   17,495.30      $   18,377.80      $   18,577.54
12/31/93 ..............  $   17,687.92      $   18,580.14      $   18,837.62
3/31/94 ...............  $   16,735.60      $   17,579.80      $   17,803.44
6/30/94 ...............  $   16,807.10      $   17,654.89      $   18,001.05
9/30/94 ...............  $   16,824.53      $   17,673.20      $   18,123.46
12/31/94 ..............  $   16,647.04      $   17,486.76      $   17,862.48
3/31/95 ...............  $   17,741.12      $   18,636.03      $   19,125.36
6/30/95 ...............  $   18,089.77      $   19,002.27      $   19,586.28
9/30/95 ...............  $   18,556.53      $   19,492.57      $   20,150.37
12/31/95 ..............  $   19,493.28      $   20,476.57      $   20,980.56
3/31/96 ...............  $   19,176.87      $   20,144.20      $   20,726.70
6/30/96 ...............  $   19,238.78      $   20,209.24      $   20,886.29
9/30/96 ...............  $   19,729.62      $   20,724.85      $   21,366.68

The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1996, for Seligman Louisiana Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman Louisiana Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.


AVERAGE ANNUAL TOTAL RETURNS

                                  ONE          FIVE         10
                                  YEAR         YEARS       YEARS
                                  ----         -----       -----
Seligman Louisiana
Municipal Series
  Class A with Sales Charge       1.22%        5.61%       7.03%
  Class A without Sales Charge    6.32         6.65        7.56
Lehman Index                      6.04         7.45        7.89


                                                     SINCE
                                         ONE       INCEPTION
                                         YEAR        2/1/94
                                         ----        ------
Seligman Louisiana
Municipal Series
  Class D with CDSL                      4.37%         n/a
  Class D without CDSL                   5.37         2.79%
Lehman Index                             6.04         4.40

----------
See page 18 for footnotes.

================================================================================
PERFORMANCE COMPARISON CHARTS AND TABLES (continued)
--------------------------------------------------------------------------------

SELIGMAN MARYLAND MUNICIPAL SERIES CLASS A

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

                                                                    LEHMAN BROS.
                                                                       MUNICIPAL
                                  WITH             WITHOUT           BOND INDEX
DATE                          SALES CHARGE       SALES CHARGE       (SERIES A)

9/30/86 ............       $    9,523.21       $   10,000.00       $   10,000.00
12/31/86 ...........       $    9,894.74       $   10,390.13       $   10,346.00
3/31/87 ............       $   10,071.26       $   10,575.49       $   10,596.37
6/30/87 ............       $    9,543.89       $   10,021.72       $   10,309.21
9/30/87 ............       $    9,198.89       $    9,659.44       $   10,052.51
12/31/87 ...........       $    9,805.37       $   10,296.27       $   10,501.86
3/31/88 ............       $   10,086.36       $   10,591.32       $   10,863.12
6/30/88 ............       $   10,314.46       $   10,830.83       $   11,072.78
9/30/88 ............       $   10,646.01       $   11,178.99       $   11,356.24
12/31/88 ...........       $   10,905.03       $   11,450.96       $   11,566.34
3/31/89 ............       $   11,034.36       $   11,586.78       $   11,642.67
6/30/89 ............       $   11,679.80       $   12,264.52       $   12,331.92
9/30/89 ............       $   11,650.04       $   12,233.26       $   12,340.55
12/31/89 ...........       $   12,049.47       $   12,652.70       $   12,814.43
3/31/90 ............       $   12,019.67       $   12,621.40       $   12,872.09
6/30/90 ............       $   12,271.76       $   12,886.11       $   13,173.30
9/30/90 ............       $   12,170.77       $   12,780.06       $   13,181.20
12/31/90 ...........       $   12,790.73       $   13,431.05       $   13,749.31
3/31/91 ............       $   13,001.39       $   13,652.25       $   14,060.05
6/30/91 ............       $   13,237.48       $   13,900.16       $   14,359.53
9/30/91 ............       $   13,784.40       $   14,474.45       $   14,918.11
12/31/91 ...........       $   14,129.88       $   14,837.25       $   15,419.36
3/31/92 ............       $   14,176.64       $   14,886.35       $   15,465.62
6/30/92 ............       $   14,688.93       $   15,424.29       $   16,053.31
9/30/92 ............       $   15,046.00       $   15,799.24       $   16,478.73
12/31/92 ...........       $   15,294.08       $   16,059.73       $   16,778.64
3/31/93 ............       $   15,860.93       $   16,654.94       $   17,401.13
6/30/93 ............       $   16,407.52       $   17,228.91       $   17,970.14
9/30/93 ............       $   17,036.14       $   17,888.99       $   18,577.54
12/31/93 ...........       $   17,118.82       $   17,975.82       $   18,837.62
3/31/94 ............       $   16,212.79       $   17,024.43       $   17,803.44
6/30/94 ............       $   16,313.04       $   17,129.70       $   18,001.05
9/30/94 ............       $   16,340.67       $   17,158.71       $   18,123.46
12/31/94 ...........       $   16,181.57       $   16,991.65       $   17,862.48
3/31/95 ............       $   17,307.23       $   18,173.66       $   19,125.36
6/30/95 ............       $   17,690.97       $   18,576.62       $   19,586.28
9/30/95 ............       $   18,121.39       $   19,028.59       $   20,150.37
12/31/95 ...........       $   18,906.20       $   19,852.69       $   20,980.56
3/31/96 ............       $   18,579.99       $   19,510.16       $   20,726.70
6/30/96 ............       $   18,797.52       $   19,738.57       $   20,886.29
9/30/96 ............       $   19,208.42       $   20,170.04       $   21,366.68


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1996, for Seligman Maryland Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman Maryland Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS

                                         ONE         FIVE        10
                                        YEAR        YEARS     YEARS
                                        ----        -----     -----
Seligman Maryland
Municipal Series
  Class A with Sales Charge             0.93%       5.82%     6.75%
  Class A without Sales Charge          6.00        6.86      7.27
Lehman Index                            6.04        7.45      7.89


                                                              SINCE
                                           ONE              INCEPTION
                                          YEAR               2/1/94
                                          ----              --------
Seligman Maryland
Municipal Series
  Class D with CDSL                       3.91%                n/a
  Class D without CDSL                    4.91                2.92%
Lehman Index                              6.04                4.40

----------
See page 18 for footnotes.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS MUNICIPAL SERIES

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

                                                             LEHMAN BROS.
                                                              MUNICIPAL
                        WITH              WITHOUT            BOND INDEX
DATE                SALES CHARGE       SALES CHARGE          (SERIES A)

9/30/86 ......    $    9,527.75       $   10,000.00       $   10,000.00
12/31/86 .....    $    9,861.68       $   10,350.49       $   10,346.00
3/31/87 ......    $   10,163.29       $   10,667.06       $   10,596.37
6/30/87 ......    $    9,676.07       $   10,155.69       $   10,309.21
9/30/87 ......    $    9,322.42       $    9,784.51       $   10,052.51
12/31/87 .....    $    9,856.37       $   10,344.93       $   10,501.86
3/31/88 ......    $   10,242.46       $   10,750.16       $   10,863.12
6/30/88 ......    $   10,480.96       $   11,000.47       $   11,072.78
9/30/88 ......    $   10,734.83       $   11,266.92       $   11,356.24
12/31/88 .....    $   10,950.71       $   11,493.51       $   11,566.34
3/31/89 ......    $   11,005.99       $   11,551.53       $   11,642.67
6/30/89 ......    $   11,657.67       $   12,235.51       $   12,331.92
9/30/89 ......    $   11,613.22       $   12,188.86       $   12,340.55
12/31/89 .....    $   11,900.02       $   12,489.88       $   12,814.43
3/31/90 ......    $   11,896.82       $   12,486.51       $   12,872.09
6/30/90 ......    $   12,143.93       $   12,745.87       $   13,173.30
9/30/90 ......    $   11,901.29       $   12,491.21       $   13,181.20
12/31/90 .....    $   12,544.66       $   13,166.46       $   13,749.31
3/31/91 ......    $   12,919.18       $   13,559.54       $   14,060.05
6/30/91 ......    $   13,220.24       $   13,875.52       $   14,359.53
9/30/91 ......    $   13,786.18       $   14,469.51       $   14,918.11
12/31/91 .....    $   14,171.91       $   14,874.37       $   15,419.36
3/31/92 ......    $   14,251.50       $   14,957.89       $   15,465.62
6/30/92 ......    $   14,790.14       $   15,523.22       $   16,053.31
9/30/92 ......    $   15,130.72       $   15,880.69       $   16,478.73
12/31/92 .....    $   15,458.40       $   16,224.61       $   16,778.64
3/31/93 ......    $   16,014.91       $   16,808.69       $   17,401.13
6/30/93 ......    $   16,593.42       $   17,415.88       $   17,970.14
9/30/93 ......    $   17,124.56       $   17,973.34       $   18,577.54
12/31/93 .....    $   17,239.87       $   18,094.38       $   18,837.62
3/31/94 ......    $   16,431.15       $   17,245.57       $   17,803.44
6/30/94 ......    $   16,565.95       $   17,387.04       $   18,001.05
9/30/94 ......    $   16,621.04       $   17,444.86       $   18,123.46
12/31/94 .....    $   16,475.88       $   17,292.51       $   17,862.48
3/31/95 ......    $   17,491.45       $   18,358.41       $   19,125.36
6/30/95 ......    $   17,818.44       $   18,701.61       $   19,586.28
9/30/95 ......    $   18,213.68       $   19,116.45       $   20,150.37
12/31/95 .....    $   19,014.78       $   19,920.68       $   20,980.56
3/31/96 ......    $   18,651.29       $   19,575.75       $   20,726.70
6/30/96 ......    $   18,851.22       $   19,785.59       $   20,886.29
9/30/96 ......    $   19,300.24       $   20,256.86       $   21,366.68


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1996, for Seligman Massachusetts Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman Massachusetts Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS

                                              ONE     FIVE      10
                                             YEAR    YEARS   YEARS
                                             ----    ----    -----
Seligman Massachusetts
Municipal Series
   Class A with Sales Charge                 0.99%   5.93%    6.80%
   Class A without Sales Charge              5.97     6.96    7.31
Lehman Index                                 6.04     7.45    7.89


                                                               SINCE
                                                ONE          INCEPTION
                                                YEAR            2/1/94
                                                ----          --------
Seligman Massachusetts
Municipal Series
  Class D with CDSL                             4.02%            n/a
  Class D without CDSL                          5.01           2.82%
Lehman Index                                    6.04           4.40

----------
See page 18 for footnotes.

================================================================================
PERFORMANCE COMPARISON CHARTS AND TABLES (continued)
--------------------------------------------------------------------------------
SELIGMAN MICHIGAN MUNICIPAL SERIES

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

                                                                    LEHMAN BROS.
                                                                       MUNICIPAL
                                  WITH              WITHOUT           BOND INDEX
DATE                        SALES CHARGE       SALES CHARGE           (SERIES A)

9/30/86 ............       $    9,520.62       $   10,000.00       $   10,000.00
12/31/86 ...........       $    9,821.45       $   10,315.97       $   10,346.00
3/31/87 ............       $   10,077.55       $   10,584.98       $   10,596.37
6/30/87 ............       $    9,652.43       $   10,138.44       $   10,309.21
9/30/87 ............       $    9,247.67       $    9,713.30       $   10,052.51
12/31/87 ...........       $    9,780.98       $   10,273.47       $   10,501.86
3/31/88 ............       $   10,132.37       $   10,642.56       $   10,863.12
6/30/88 ............       $   10,408.30       $   10,932.38       $   11,072.78
9/30/88 ............       $   10,725.43       $   11,265.49       $   11,356.24
12/31/88 ...........       $   10,997.06       $   11,550.80       $   11,566.34
3/31/89 ............       $   11,110.68       $   11,670.14       $   11,642.67
6/30/89 ............       $   11,809.60       $   12,404.26       $   12,331.92
9/30/89 ............       $   11,787.86       $   12,381.43       $   12,340.55
12/31/89 ...........       $   12,174.96       $   12,788.01       $   12,814.43
3/31/90 ............       $   12,166.07       $   12,778.68       $   12,872.09
6/30/90 ............       $   12,454.44       $   13,081.56       $   13,173.30
9/30/90 ............       $   12,326.06       $   12,946.71       $   13,181.20
12/31/90 ...........       $   12,886.98       $   13,535.88       $   13,749.31
3/31/91 ............       $   13,154.24       $   13,816.59       $   14,060.05
6/30/91 ............       $   13,443.48       $   14,120.40       $   14,359.53
9/30/91 ............       $   13,970.01       $   14,673.44       $   14,918.11
12/31/91 ...........       $   14,434.27       $   15,161.09       $   15,419.36
3/31/92 ............       $   14,461.82       $   15,190.03       $   15,465.62
6/30/92 ............       $   15,046.69       $   15,804.35       $   16,053.31
9/30/92 ............       $   15,443.76       $   16,221.41       $   16,478.73
12/31/92 ...........       $   15,778.74       $   16,573.26       $   16,778.64
3/31/93 ............       $   16,313.79       $   17,135.25       $   17,401.13
6/30/93 ............       $   16,912.53       $   17,764.14       $   17,970.14
9/30/93 ............       $   17,447.22       $   18,325.75       $   18,577.54
12/31/93 ...........       $   17,590.20       $   18,475.94       $   18,837.62
3/31/94 ............       $   16,776.33       $   17,621.08       $   17,803.44
6/30/94 ............       $   16,872.11       $   17,721.69       $   18,001.05
9/30/94 ............       $   16,941.26       $   17,794.32       $   18,123.46
12/31/94 ...........       $   16,739.62       $   17,582.53       $   17,862.48
3/31/95 ............       $   17,840.15       $   18,738.47       $   19,125.36
6/30/95 ............       $   18,147.55       $   19,061.34       $   19,586.28
9/30/95 ............       $   18,560.02       $   19,494.58       $   20,150.37
12/31/95 ...........       $   19,381.48       $   20,357.40       $   20,980.56
3/31/96 ............       $   19,067.50       $   20,027.62       $   20,726.70
6/30/96 ............       $   19,211.22       $   20,178.57       $   20,886.29
9/30/96 ............       $   19,703.62       $   20,695.77       $   21,366.68


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1996, for Seligman Michigan Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman Michigan Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS

                                            ONE         FIVE          10
                                           YEAR         YEARS        YEARS
                                           -----       ------       ------
Seligman Michigan
Municipal Series
  Class A with Sales Charge                 1.07%       6.08%        7.02%
  Class A without Sales Charge              6.16        7.12         7.54
Lehman Index                                6.04        7.45         7.89



                                                              SINCE
                                                ONE         INCEPTION
                                               YEAR           2/1/94
                                             ------        ----------
Seligman Michigan
Municipal Series
  Class D with CDSL                            4.10%             n/a
  Class D without CDSL                         5.09             2.81%
Lehman Index                                   6.04             4.40

----------
See page 18 for footnotes.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------
SELIGMAN MINNESOTA MUNICIPAL SERIES

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

                                                                    LEHMAN BROS.
                                                                       MUNICIPAL
                                  WITH              WITHOUT           BOND INDEX
DATE                        SALES CHARGE       SALES CHARGE           (SERIES A)

9/30/86 ............       $    9,523.24       $   10,000.00       $   10,000.00
12/31/86 ...........       $    9,837.42       $   10,329.89       $   10,346.00
3/31/87 ............       $   10,125.95       $   10,632.86       $   10,596.37
6/30/87 ............       $    9,676.02       $   10,160.41       $   10,309.21
9/30/87 ............       $    9,338.59       $    9,806.09       $   10,052.51
12/31/87 ...........       $    9,784.62       $   10,274.45       $   10,501.86
3/31/88 ............       $   10,155.82       $   10,664.23       $   10,863.12
6/30/88 ............       $   10,392.75       $   10,913.01       $   11,072.78
9/30/88 ............       $   10,716.93       $   11,253.42       $   11,356.24
12/31/88 ...........       $   10,981.37       $   11,531.09       $   11,566.34
3/31/89 ............       $   11,030.95       $   11,583.16       $   11,642.67
6/30/89 ............       $   11,694.34       $   12,279.76       $   12,331.92
9/30/89 ............       $   11,610.22       $   12,191.43       $   12,340.55
12/31/89 ...........       $   12,067.50       $   12,671.61       $   12,814.43
3/31/90 ............       $   12,071.35       $   12,675.65       $   12,872.09
6/30/90 ............       $   12,345.59       $   12,963.61       $   13,173.30
9/30/90 ............       $   12,282.40       $   12,897.26       $   13,181.20
12/31/90 ...........       $   12,854.64       $   13,498.14       $   13,749.31
3/31/91 ............       $   13,021.42       $   13,673.27       $   14,060.05
6/30/91 ............       $   13,262.30       $   13,926.20       $   14,359.53
9/30/91 ............       $   13,645.30       $   14,328.37       $   14,918.11
12/31/91 ...........       $   13,822.38       $   14,514.31       $   15,419.36
3/31/92 ............       $   13,968.98       $   14,668.25       $   15,465.62
6/30/92 ............       $   14,394.31       $   15,114.87       $   16,053.31
9/30/92 ............       $   14,697.16       $   15,432.88       $   16,478.73
12/31/92 ...........       $   14,883.05       $   15,628.08       $   16,778.64
3/31/93 ............       $   15,494.75       $   16,270.39       $   17,401.13
6/30/93 ............       $   16,079.83       $   16,884.76       $   17,970.14
9/30/93 ............       $   16,617.00       $   17,448.82       $   18,577.54
12/31/93 ...........       $   16,890.33       $   17,735.83       $   18,837.62
3/31/94 ............       $   16,344.56       $   17,162.74       $   17,803.44
6/30/94 ............       $   16,460.78       $   17,284.78       $   18,001.05
9/30/94 ............       $   16,636.35       $   17,469.13       $   18,123.46
12/31/94 ...........       $   16,461.67       $   17,285.71       $   17,862.48
3/31/95 ............       $   17,284.65       $   18,149.88       $   19,125.36
6/30/95 ............       $   17,605.46       $   18,486.75       $   19,586.28
9/30/95 ............       $   17,902.12       $   18,798.27       $   20,150.37
12/31/95 ...........       $   18,339.36       $   19,257.40       $   20,980.56
3/31/96 ............       $   18,120.95       $   19,028.06       $   20,726.70
6/30/96 ............       $   18,270.49       $   19,185.08       $   20,886.29
9/30/96 ............       $   18,616.27       $   19,548.17       $   21,366.68

The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1996, for Seligman Minnesota Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman Minnesota Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS

                                            ONE         FIVE          10
                                           YEAR         YEARS        YEARS
                                           -----       ------       ------
Seligman Minnesota
Municipal Series
  Class A with Sales Charge               (0.95)%       5.38%        6.41%
  Class A without Sales Charge             3.99         6.41         6.93
Lehman Index                               6.04         7.45         7.89


                                                                     SINCE
                                                      ONE          INCEPTION
                                                      YEAR          2/1/94
                                                      ------      ----------
Seligman Minnesota
Municipal Series
  Class D with CDSL                                  2.08%            n/a
  Class D without CDSL                               3.06            2.33%
Lehman Index                                         6.04            4.40

----------
See page 18 for footnotes.

================================================================================
PERFORMANCE COMPARISON CHARTS AND TABLES (continued)
--------------------------------------------------------------------------------
SELIGMAN MISSOURI MUNICIPAL SERIES

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

                                                                   LEHMAN BROS.
                                                                   MUNICIPAL
                                  WITH          WITHOUT           BOND INDEX
DATE                          SALES CHARGE   SALES CHARGE           (SERIES A)

9/30/86 ............          $  9,518.85   $  10,000.00       $   10,000.00
12/31/86 ...........          $  9,804.66   $  10,300.25       $   10,346.00
3/31/87 ............          $ 10,048.49   $  10,556.41       $   10,596.37
6/30/87 ............          $  9,619.54   $  10,105.77       $   10,309.21
9/30/87 ............          $  9,119.13   $   9,580.07       $   10,052.51
12/31/87 ...........          $  9,773.73   $  10,267.77       $   10,501.86
3/31/88 ............          $ 10,128.45   $  10,640.42       $   10,863.12
6/30/88 ............          $ 10,393.69   $  10,919.06       $   11,072.78
9/30/88 ............          $ 10,645.43   $  11,183.54       $   11,356.24
12/31/88 ...........          $ 10,991.21   $  11,546.79       $   11,566.34
3/31/89 ............          $ 11,045.43   $  11,603.73       $   11,642.67
6/30/89 ............          $ 11,681.05   $  12,271.49       $   12,331.92
9/30/89 ............          $ 11,638.94   $  12,227.24       $   12,340.55
12/31/89 ...........          $ 12,029.13   $  12,637.15       $   12,814.43
3/31/90 ............          $ 12,021.95   $  12,629.61       $   12,872.09
6/30/90 ............          $ 12,339.69   $  12,963.40       $   13,173.30
9/30/90 ............          $ 12,274.94   $  12,895.38       $   13,181.20
12/31/90 ...........          $ 12,862.48   $  13,512.62       $   13,749.31
3/31/91 ............          $ 13,111.83   $  13,774.55       $   14,060.05
6/30/91 ............          $ 13,418.13   $  14,096.35       $   14,359.53
9/30/91 ............          $ 13,945.88   $  14,650.77       $   14,918.11
12/31/91 ...........          $ 14,324.41   $  15,048.44       $   15,419.36
3/31/92 ............          $ 14,327.52   $  15,051.71       $   15,465.62
6/30/92 ............          $ 14,861.34   $  15,612.50       $   16,053.31
9/30/92 ............          $ 15,043.56   $  15,803.93       $   16,478.73
12/31/92 ...........          $ 15,363.22   $  16,139.74       $   16,778.64
3/31/93 ............          $ 15,885.99   $  16,688.94       $   17,401.13
6/30/93 ............          $ 16,438.77   $  17,269.66       $   17,970.14
9/30/93 ............          $ 17,025.32   $  17,885.85       $   18,577.54
12/31/93 ...........          $ 17,115.11   $  17,980.17       $   18,837.62
3/31/94 ............          $ 16,069.96   $  16,882.19       $   17,803.44
6/30/94 ............          $ 16,161.41   $  16,978.27       $   18,001.05
9/30/94 ............          $ 16,199.73   $  17,018.53       $   18,123.46
12/31/94 ...........          $ 16,033.87   $  16,844.29       $   17,862.48
3/31/95 ............          $ 17,205.36   $  18,074.98       $   19,125.36
6/30/95 ............          $ 17,519.87   $  18,405.4        $   19,586.28
9/30/95 ............          $ 17,928.84   $  18,835.04       $   20,150.37
12/31/95 ...........          $ 18,751.67   $  19,699.46       $   20,980.56
3/31/96 ............          $ 18,383.13   $  19,312.29       $   20,726.70
6/30/96 ............          $ 18,595.95   $  19,535.87       $   20,886.29
9/30/96 ............          $ 19,052.20   $  20,015.18       $   21,366.68


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1996, for Seligman Missouri Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman Missouri Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS

                                  ONE        FIVE          10
                                  YEAR       YEARS       YEARS
                                  ----       ----        -----
Seligman Missouri
Municipal Series
Class A with Sales Charge         1.27%       5.42%       6.66%
Class A without Sales Charge      6.27        6.44        7.19
Lehman Index                      6.04        7.45        7.89


                                                         SINCE
                                          ONE          INCEPTION
                                          YEAR           2/1/94
                                         ------        ----------
Seligman Missouri
Municipal Series
  Class D with CDSL                       4.46%            n/a
  Class D without CDSL                    5.46            2.64%
Lehman Index                              6.04            4.40

----------
See page 18 for footnotes.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------
SELIGMAN NEW YORK MUNICIPAL SERIES

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

                                                                    LEHMAN BROS.
                                                                       MUNICIPAL
                                  WITH              WITHOUT           BOND INDEX
DATE                        SALES CHARGE       SALES CHARGE           (SERIES A)

9/30/86 ............       $    9,526.01       $   10,000.00       $   10,000.00
12/31/86 ...........       $    9,981.59       $   10,478.25       $   10,346.00
3/31/87 ............       $   10,244.29       $   10,754.02       $   10,596.37
6/30/87 ............       $    9,742.68       $   10,227.44       $   10,309.21
9/30/87 ............       $    9,294.93       $    9,757.43       $   10,052.51
12/31/87 ...........       $    9,846.98       $   10,336.95       $   10,501.86
3/31/88 ............       $   10,119.32       $   10,622.84       $   10,863.12
6/30/88 ............       $   10,328.56       $   10,842.50       $   11,072.78
9/30/88 ............       $   10,664.58       $   11,195.23       $   11,356.24
12/31/88 ...........       $   10,971.28       $   11,517.19       $   11,566.34
3/31/89 ............       $   11,011.43       $   11,559.35       $   11,642.67
6/30/89 ............       $   11,720.37       $   12,303.56       $   12,331.92
9/30/89 ............       $   11,661.54       $   12,241.81       $   12,340.55
12/31/89 ...........       $   12,001.58       $   12,598.76       $   12,814.43
3/31/90 ............       $   11,873.84       $   12,464.66       $   12,872.09
6/30/90 ............       $   12,216.80       $   12,824.70       $   13,173.30
9/30/90 ............       $   12,033.58       $   12,632.36       $   13,181.20
12/31/90 ...........       $   12,502.58       $   13,124.69       $   13,749.31
3/31/91 ............       $   12,792.91       $   13,429.47       $   14,060.05
6/30/91 ............       $   13,124.05       $   13,777.08       $   14,359.53
9/30/91 ............       $   13,785.57       $   14,471.52       $   14,918.11
12/31/91 ...........       $   14,193.75       $   14,900.00       $   15,419.36
3/31/92 ............       $   14,213.93       $   14,921.19       $   15,465.62
6/30/92 ............       $   14,871.53       $   15,611.51       $   16,053.31
9/30/92 ............       $   15,136.56       $   15,889.74       $   16,478.73
12/31/92 ...........       $   15,514.80       $   16,286.80       $   16,778.64
3/31/93 ............       $   16,233.34       $   17,041.07       $   17,401.13
6/30/93 ............       $   16,844.91       $   17,683.07       $   17,970.14
9/30/93 ............       $   17,445.60       $   18,313.66       $   18,577.54
12/31/93 ...........       $   17,572.40       $   18,446.78       $   18,837.62
3/31/94 ............       $   16,410.32       $   17,226.87       $   17,803.44
6/30/94 ............       $   16,521.45       $   17,343.53       $   18,001.05
9/30/94 ............       $   16,508.74       $   17,330.18       $   18,123.46
12/31/94 ...........       $   16,178.85       $   16,983.87       $   17,862.48
3/31/95 ............       $   17,493.74       $   18,364.19       $   19,125.36
6/30/95 ............       $   17,868.16       $   18,757.23       $   19,586.28
9/30/95 ............       $   18,313.85       $   19,225.10       $   20,150.37
12/31/95 ...........       $   19,302.54       $   20,263.00       $   20,980.56
3/31/96 ............       $   18,928.36       $   19,870.19       $   20,726.70
6/30/96 ............       $   19,087.62       $   20,037.37       $   20,886.29
9/30/96 ............       $   19,590.09       $   20,564.84       $   21,366.68

The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1996, for Seligman New York Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman New York Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.


AVERAGE ANNUAL TOTAL RETURNS
                                     ONE         FIVE         10
                                     YEAR        YEARS        YEARS
                                     -----       ------       ------
Seligman New York
Municipal Series
  Class A with Sales Charge          1.91%         6.23%       6.96%
  Class A without Sales Charge       6.97          7.28        7.48
Lehman Index                         6.04          7.45        7.89


                                                                SINCE
                                               ONE            INCEPTION
                                               YEAR             2/1/94
                                              ------          ----------
Seligman New York
Municipal Series
  Class D with CDSL                            4.86%            n/a
  Class D without CDSL                         5.86            2.69%
Lehman Index                                   6.04            4.40

----------
See page 18 for footnotes.

================================================================================
PERFORMANCE COMPARISON CHARTS AND TABLES (continued)
--------------------------------------------------------------------------------
SELIGMAN OHIO MUNICIPAL SERIES

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

                                                                    LEHMAN BROS.
                                                                       MUNICIPAL
                                  WITH              WITHOUT           BOND INDEX
DATE                        SALES CHARGE       SALES CHARGE           (SERIES A)

9/30/86 ............       $    9,528.86       $   10,000.00       $   10,000.00
12/31/86 ...........       $    9,909.36       $   10,399.31       $   10,346.00
3/31/87 ............       $   10,201.63       $   10,706.03       $   10,596.37
6/30/87 ............       $    9,823.53       $   10,309.23       $   10,309.21
9/30/87 ............       $    9,465.75       $    9,933.76       $   10,052.51
12/31/87 ...........       $    9,981.60       $   10,475.12       $   10,501.86
3/31/88 ............       $   10,364.18       $   10,876.61       $   10,863.12
6/30/88 ............       $   10,694.04       $   11,222.79       $   11,072.78
9/30/88 ............       $   10,958.00       $   11,499.80       $   11,356.24
12/31/88 ...........       $   11,215.46       $   11,769.98       $   11,566.34
3/31/89 ............       $   11,351.54       $   11,912.79       $   11,642.67
6/30/89 ............       $   11,939.12       $   12,529.43       $   12,331.92
9/30/89 ............       $   11,899.79       $   12,488.14       $   12,340.55
12/31/89 ...........       $   12,329.80       $   12,939.41       $   12,814.43
3/31/90 ............       $   12,363.21       $   12,974.48       $   12,872.09
6/30/90 ............       $   12,617.31       $   13,241.14       $   13,173.30
9/30/90 ............       $   12,578.24       $   13,200.14       $   13,181.20
12/31/90 ...........       $   13,141.49       $   13,791.25       $   13,749.31
3/31/91 ............       $   13,386.83       $   14,048.71       $   14,060.05
6/30/91 ............       $   13,672.93       $   14,348.95       $   14,359.53
9/30/91 ............       $   14,208.01       $   14,910.49       $   14,918.11
12/31/91 ...........       $   14,628.38       $   15,351.64       $   15,419.36
3/31/92 ............       $   14,669.28       $   15,394.56       $   15,465.62
6/30/92 ............       $   15,245.13       $   15,998.88       $   16,053.31
9/30/92 ............       $   15,582.77       $   16,353.20       $   16,478.73
12/31/92 ...........       $   15,861.84       $   16,646.06       $   16,778.64
3/31/93 ............       $   16,428.91       $   17,241.18       $   17,401.13
6/30/93 ............       $   17,010.61       $   17,851.64       $   17,970.14
9/30/93 ............       $   17,579.36       $   18,448.50       $   18,577.54
12/31/93 ...........       $   17,707.99       $   18,583.49       $   18,837.62
3/31/94 ............       $   16,842.03       $   17,674.72       $   17,803.44
6/30/94 ............       $   17,018.04       $   17,859.43       $   18,001.05
9/30/94 ............       $   17,037.57       $   17,879.94       $   18,123.46
12/31/94 ...........       $   16,839.10       $   17,671.65       $   17,862.48
3/31/95 ............       $   17,928.31       $   18,814.71       $   19,125.36
6/30/95 ............       $   18,285.98       $   19,190.06       $   19,586.28
9/30/95 ............       $   18,671.32       $   19,594.45       $   20,150.37
12/31/95 ...........       $   19,403.74       $   20,363.08       $   20,980.56
3/31/96 ............       $   19,090.78       $   20,034.64       $   20,726.70
6/30/96 ............       $   19,301.78       $   20,256.07       $   20,886.29
9/30/96 ............       $   19,730.99       $   20,706.50       $   21,366.68


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1996, for Seligman Ohio Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman Ohio Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS

                                    ONE    FIVE      10
                                    YEAR   YEARS    YEARS
                                   -----   ------   ------
Seligman Ohio
Municipal Series
  Class A with Sales Charge         0.71%   5.76%   7.03%
  Class A without Sales Charge      5.68    6.79    7.55
Lehman Index                        6.04    7.45    7.89


                                                   SINCE
                                    ONE          INCEPTION
                                    YEAR          2/1/94
                                  ------        ----------
Seligman Ohio
Municipal Series
  Class D with CDSL                3.74%            n/a
  Class D without CDSL             4.74            2.83%
Lehman Index                       6.04            4.40

----------
See page 18 for footnotes.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------
SELIGMAN OREGON MUNICIPAL SERIES

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

                                                                    LEHMAN BROS.
                                                                       MUNICIPAL
                                  WITH              WITHOUT           BOND INDEX
DATE                        SALES CHARGE       SALES CHARGE           (SERIES A)

10/15/86 ...........       $    9,520.00       $   10,000.00       $   10,000.00
12/31/86 ...........       $    9,739.36       $   10,230.41       $   10,170.00
3/30/87 ............       $    9,932.37       $   10,433.16       $   10,416.11
6/30/87 ............       $    9,282.37       $    9,750.39       $   10,133.84
9/30/87 ............       $    8,788.47       $    9,231.59       $    9,881.50
12/31/87 ...........       $    9,343.08       $    9,814.16       $   10,323.21
3/31/88 ............       $    9,675.20       $   10,163.02       $   10,678.33
6/30/88 ............       $   10,025.46       $   10,530.94       $   10,884.42
9/30/88 ............       $   10,360.96       $   10,883.35       $   11,163.06
12/31/88 ...........       $   10,667.96       $   11,205.83       $   11,369.58
3/31/89 ............       $   10,743.56       $   11,285.24       $   11,444.61
6/30/89 ............       $   11,440.47       $   12,017.28       $   12,122.14
9/30/89 ............       $   11,391.86       $   11,966.22       $   12,130.62
12/31/89 ...........       $   11,781.78       $   12,375.80       $   12,596.44
3/31/90 ............       $   11,735.60       $   12,327.29       $   12,653.12
6/30/90 ............       $   12,051.00       $   12,658.60       $   12,949.20
9/30/90 ............       $   11,960.13       $   12,563.14       $   12,956.97
12/31/90 ...........       $   12,546.86       $   13,179.46       $   13,515.42
3/31/91 ............       $   12,806.69       $   13,452.38       $   13,820.87
6/30/91 ............       $   13,075.79       $   13,735.06       $   14,115.25
9/30/91 ............       $   13,545.48       $   14,228.43       $   14,664.34
12/31/91 ...........       $   13,904.60       $   14,605.65       $   15,157.06
3/31/92 ............       $   13,948.67       $   14,651.94       $   15,202.53
6/30/92 ............       $   14,377.50       $   15,102.41       $   15,780.22
9/30/92 ............       $   14,676.59       $   15,416.57       $   16,198.40
12/31/92 ...........       $   14,985.89       $   15,741.47       $   16,493.21
3/31/93 ............       $   15,443.91       $   16,222.57       $   17,105.11
6/30/93 ............       $   15,952.27       $   16,756.57       $   17,664.45
9/30/93 ............       $   16,468.60       $   17,298.93       $   18,261.51
12/31/93 ...........       $   16,619.69       $   17,457.63       $   18,517.17
3/31/94 ............       $   15,875.56       $   16,675.98       $   17,500.57
6/30/94 ............       $   16,013.45       $   16,820.82       $   17,694.83
9/30/94 ............       $   16,077.03       $   16,887.61       $   17,815.16
12/31/94 ...........       $   15,861.06       $   16,660.75       $   17,558.62
3/31/95 ............       $   16,835.71       $   17,684.52       $   18,800.01
6/30/95 ............       $   17,171.00       $   18,036.72       $   19,253.09
9/30/95 ............       $   17,532.12       $   18,416.06       $   19,807.58
12/31/95 ...........       $   18,168.21       $   19,084.22       $   20,623.65
3/31/96 ............       $   17,886.63       $   18,788.44       $   20,374.11
6/30/96 ............       $   18,076.55       $   18,987.93       $   20,530.99
9/30/96 ............       $   18,456.54       $   19,387.10       $   21,003.20

The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1996, for Seligman Oregon Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman Oregon Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                      SINCE
                                     ONE     FIVE   INCEPTION
                                    YEAR     YEARS  10/15/86
                                    -----   ------  ----------
Seligman Oregon
Municipal Series
  Class A with Sales Charge         0.30%   5.35%      6.34%
  Class A without Sales Charge      5.27    6.38       6.87
Lehman Index                        6.04    7.45       7.77*
* From 10/31/8%6

                                                        SINCE
                                        ONE          INCEPTION
                                       YEAR           2/1/94
                                      ------        ----------
Seligman Oregon
Municipal Series
  Class D with CDSL                   3.33%             n/a
  Class D without CDSL                4.33             2.64%
Lehman Index                          6.04             4.40

----------
See page 18 for footnotes.

================================================================================
PERFORMANCE COMPARISON CHARTS AND TABLES (continued)          September 30, 1996
--------------------------------------------------------------------------------
SELIGMAN SOUTH CAROLINA MUNICIPAL SERIES

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE.]

                                                                    LEHMAN BROS.
                                                                       MUNICIPAL
                                  WITH              WITHOUT           BOND INDEX
DATE                        SALES CHARGE       SALES CHARGE           (SERIES A)

6/30/87 ............       $    9,520.00       $   10,000.00       $   10,000.00
9/30/87 ............       $    9,009.03       $    9,463.26       $    9,751.00
12/31/87 ...........       $    9,582.65       $   10,065.81       $   10,186.87
3/31/88 ............       $    9,906.29       $   10,405.76       $   10,537.30
6/30/88 ............       $   10,141.85       $   10,653.20       $   10,740.67
9/30/88 ............       $   10,466.76       $   10,994.49       $   11,015.63
12/31/88 ...........       $   10,776.14       $   11,319.46       $   11,219.42
3/31/89 ............       $   10,833.49       $   11,379.69       $   11,293.47
6/30/89 ............       $   11,530.38       $   12,111.72       $   11,962.04
9/30/89 ............       $   11,451.60       $   12,028.97       $   11,970.41
12/31/89 ...........       $   11,918.91       $   12,519.84       $   12,430.08
3/31/90 ............       $   11,873.26       $   12,471.89       $   12,486.01
6/30/90 ............       $   12,161.35       $   12,774.50       $   12,778.18
9/30/90 ............       $   11,964.34       $   12,567.55       $   12,785.85
12/31/90 ...........       $   12,635.41       $   13,272.46       $   13,336.92
3/31/91 ............       $   12,881.38       $   13,530.84       $   13,638.34
6/30/91 ............       $   13,152.03       $   13,815.13       $   13,928.83
9/30/91 ............       $   13,633.01       $   14,320.36       $   14,470.66
12/31/91 ...........       $   14,090.86       $   14,801.30       $   14,956.88
3/31/92 ............       $   14,154.25       $   14,867.87       $   15,001.75
6/30/92 ............       $   14,692.10       $   15,432.84       $   15,571.82
9/30/92 ............       $   15,007.05       $   15,763.67       $   15,984.47
12/31/92 ...........       $   15,273.27       $   16,043.31       $   16,275.39
3/31/93 ............       $   15,782.75       $   16,578.47       $   16,879.20
6/30/93 ............       $   16,321.17       $   17,144.05       $   17,431.15
9/30/93 ............       $   16,886.27       $   17,737.64       $   18,020.33
12/31/93 ...........       $   17,061.22       $   17,921.41       $   18,272.61
3/31/94 ............       $   16,007.22       $   16,814.26       $   17,269.44
6/30/94 ............       $   16,102.88       $   16,914.75       $   17,461.14
9/30/94 ............       $   16,106.44       $   16,918.48       $   17,579.87
12/31/94 ...........       $   15,917.81       $   16,720.34       $   17,326.72
3/31/95 ............       $   17,068.52       $   17,929.05       $   18,551.72
6/30/95 ............       $   17,423.54       $   18,301.98       $   18,998.82
9/30/95 ............       $   17,828.08       $   18,726.90       $   19,545.98
12/31/95 ...........       $   18,727.78       $   19,671.96       $   20,351.28
3/31/96 ............       $   18,368.60       $   19,294.68       $   20,105.03
6/30/96 ............       $   18,565.96       $   19,501.97       $   20,259.84
9/30/96 ............       $   19,044.42       $   20,004.55       $   20,725.81

The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1996, for Seligman South Carolina Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman South Carolina Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                     SINCE
                                    ONE    FIVE     INCEPTION
                                    YEAR   YEARS     6/30/87
                                   -----   ------   ----------
Seligman South Carolina
Municipal Series
  Class A with Sales Charge         1.72%   5.89%     7.20%
  Class A without Sales Charge      6.82    6.91      7.78
Lehman Index                        6.04    7.45      8.20

                                                      SINCE
                                           ONE      INCEPTION
                                          YEAR       2/1/94
                                         ------     ----------
Seligman South Carolina
Municipal Series
  Class D with CDSL                       4.73%        n/a
  Class D without CDSL                    5.73        2.80%
Lehman Index                              6.04        4.40


----------
No adjustment was made to Class A shares' performance for periods prior to January 1, 1993, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of each Series. The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on differences in sales charges and fees paid by shareholders. Performance data quoted represent changes in price and assume that all distributions within the periods are invested in additional shares. The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

================================================================================
PORTFOLIOS OF INVESTMENTS                                     September 30, 1996
--------------------------------------------------------------------------------

                                                            NATIONAL SERIES
                          FACE                                                                              RATINGS       MARKET
    STATE                AMOUNT                             MUNICIPAL BONDS                               MOODY'S/S&P+     VALUE
    -----                ------                             ---------------                               ------------     -----
ALASKA -- 4.5%         $5,000,000   Valdez Marine Terminal Rev. (BP Pipeline Inc. Project),
                                       5 1/2% due 10/1/2028 ...............................................   Aa3/AA   $  4,703,500
ARIZONA -- 2.6%         3,000,000   Phoenix Civic Improvement Corporation (New City Hall Project),
                                       5.10% due 7/1/2028..................................................   Aa/AA+      2,724,750
CALIFORNIA -- 2.5%      2,500,000   San Joaquin Hills Transportation Corridor Agency Rev.
                                       (Orange County Senior Lien Toll Road), 6 3/4% due 1/1/2032 .........   NR/NR       2,597,275
FLORIDA -- 4.6%         2,750,000   Jacksonville Electric Authority (Electric System Rev.),
                                       5 1/4% due 10/1/2028................................................   Aa1/AA      2,546,060
                        2,500,000   Jacksonville Health Facilities Authority Hospital Rev. (Daughters
                                       of Charity National Health System -- St. Vincent's Medical
                                       Center Inc.), 5% due 11/15/2015.....................................   Aa/AA       2,222,875
ILLINOIS -- 9.4%        1,000,000   Illinois Health Facilities Authority Rev. (Northwestern Memorial
                                       Hospital), 6.10% due 8/15/2014......................................   Aa/AA       1,012,490
                        1,250,000   Illinois Health Facilities Authority Rev. (Edward Hospital Project),
                                       6% due 2/15/2019....................................................   A/ A        1,228,763
                        2,500,000   Illinois Health Facilities Authority Rev. (Northwestern Memorial
                                       Hospital), 6% due 8/15/2024.........................................   Aa/AA       2,518,300
                        5,000,000   Regional Transportation Authority GOs  (Cook, DuPage, Kane,
                                       Lake, McHenry, and Will Counties), 5.85% due 6/1/2023...............   Aaa/AAA     4,979,450
KENTUCKY -- 2.0%        1,880,000   Trimble County Pollution Control Rev. (Louisville
                                       Gas & Electric Co. Project), 7 5/8% due 11/1/2020*..................   Aa2/AA      2,063,845
MASSA-                  2,000,000   Massachusetts Health &Education Facilities Authority Rev.
 CHUSETTS -- 2.1%                      (Amherst College), 6.80% due 11/1/2021..............................   Aa1/AA+     2,147,920

MICHIGAN -- 2.2%        2,250,000   Michigan State Strategic Fund Pollution Control Rev.
                                       (General Motors Corp.), 6.20% due 9/1/2020..........................   A3/A-       2,282,287
MISSOURI -- 4.9%        5,000,000   St. Louis Industrial Development Authority Pollution Control Rev.
                                       (Anheuser-Busch Companies, Inc. Project), 5 7/8% due 11/1/2026*.....   A1/AA-      5,029,650
NEW YORK -- 6.5%        3,410,000   New York City GOs, 7 1/4% due 8/15/2024................................   Baa1/BBB+   3,602,256
                           90,000   New York City GOs, 7 1/4% due 8/15/2024 ...............................   Baa1/BBB+      99,600
                        3,000,000   United Nations Development Corp. Rev., 6 1/4% due 7/1/2026.............   A/NR        3,033,870
NORTH                   2,000,000   Mercer County Pollution Control Rev. (Otter Tail Power Company
 DAKOTA -- 2.0%                        Project), 6.90% due 2/1/2019........................................   Aa3/AA-     2,134,540

OKLAHOMA -- 4.4%.       5,000,000   Oklahoma Industrial Authority Health Facilities Rev. (Sisters
                                       of Mercy Health System, St. Louis, Inc.), 5% due 6/1/2013...........   Aa/AA       4,541,050
SOUTH                   2,000,000   Oconee County Pollution Control Rev. (Duke Power Company
 CAROLINA -- 2.1%                      Project), 7 1/2% due 2/1/2017.......................................   Aa2/AA-     2,165,700

SOUTH                   6,000,000   South Dakota Housing Development Authority Rev.
 DAKOTA -- 5.7%                        (Homeownership Mortgage), 6.15% due 5/1/2026*.......................   Aa1/AAA     5,943,120

TENNESSEE -- 3.0%       3,000,000   Metropolitan Government of Nashville & Davidson County GOs,
                                       6.15% due 5/15/2025.................................................   Aa/AA       3,074,850
TEXAS -- 25.3%          3,000,000   Brazos River Authority Pollution Control Rev. (Houston Light &
                                       Power Company Project), 7 7/8% due 11/1/2018*.......................   A2/A        3,065,850
                        3,700,000   Harris County Health Facilities Development Corp. Hospital Rev.
                                       (St. Luke's Episcopal Hospital Project), 6 3/4% due 2/15/2021.......   Aa/AA       3,920,890

----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

                                                       NATIONAL SERIES (continued)
                          FACE                                                                              RATINGS       MARKET
    STATE                AMOUNT                             MUNICIPAL BONDS                               MOODY'S/S&P+     VALUE
    -----                ------                             ---------------                               ------------     -----
TEXAS (continued)      $2,000,000   Harris County Health Facilities Development Corp. SCH Health
                                       Care System Rev. (Sisters of Charity of the Incarnate Word),
                                       7.10% due 7/1/2021..................................................   Aa/AA    $  2,156,820
                        5,000,000   Potter County Industrial Development Corp. Pollution
                                       Control Rev. (Southwestern Public Service Company Project),
                                       5 3/4% due 9/1/2016 ................................................   Aaa/AAA     4,970,400
                        5,500,000   San Antonio Electric & Gas Rev., 5% due 2/1/2017.......................   Aa1/AA      5,002,580
                        2,000,000   Texas State Turnpike Authority Rev. (Dallas North Thruway --
                                       Addison Airport Toll Tunnel Project), 6 3/4% due 1/1/2015...........   Aaa/AAA     2,209,080
                        2,715,000   Texas Veterans' Housing Assistance GOs, 6.80% due 12/1/2023*...........   Aa/AA       2,800,523
                        2,000,000   Travis County Housing Finance Corporation (Single Family
                                       Mortgage Rev.), 6.95% due 10/1/2027.................................   NR/AAA      2,111,360
VIRGINIA -- 4.9%        5,000,000   Fairfax County Industrial Development Authority Health Care
                                       Rev. (Inova Health System Project), 6% due 8/15/2026................   Aa/AA       5,032,500
WASH-                   3,000,000   Seattle Metropolitan Sewer Rev., 6.60% due 1/1/2032....................   Aaa/AAA     3,205,140
 INGTON -- 3.1%
WISCONSIN               6,000,000   LaCrosse Resource Recovery Rev. (Northern States Power
  --5.8%                               Company Project), 6% due 11/1/2021*.................................   A2/AA-      5,970,360
WYOMING -- 3.9%         4,000,000   Sweetwater County Pollution Control Rev. (Idaho Power
                                       Company Project), 6.05% due 7/15/2026...............................   A3/A        4,016,640
                                                                                                                       ------------
Total Municipal Bonds (Cost $103,673,349) -- 101.5%..................................................................   105,114,294

Variable Rate Demand Notes (Cost $2,900,000) -- 2.8% ................................................................     2,900,000

Other Assets Less Liabilities -- (4.3)%..............................................................................    (4,420,941)
                                                                                                                       ------------
NET ASSETS -- 100.0% ................................................................................................  $103,593,353
                                                                                                                       ============

                                                 COLORADO SERIES
     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  3,000,000  Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project),
                 5 7/8% due 4/1/2014 ..................................................................    Aaa/AAA    $  3,017,160
   1,500,000  Colorado Association of School Boards Lease Purchase Finance Program Certificates
                 of Participation (Pueblo School District No. 60), 7 1/4% due 12/1/2009 ................    Aaa/AAA       1,638,120
   3,000,000  Colorado Health Facilities Authority Rev. (Sisters of Charity Health Care Systems, Inc.),
                 6% due 5/15/2013 ......................................................................    Aaa/AAA       3,049,290
   3,000,000  Colorado Health Facilities Authority Rev. (North Colorado Medical Center),
                 6% due 5/15/2020 ......................................................................    Aaa/AAA       3,029,910
     365,000  Colorado Housing Finance Authority Rev., 7 1/4% due 9/1/2006 .............................    A/A             372,840
     605,000  Colorado Housing Finance Authority (Single Family Housing Rev.), 7 1/4% due 11/1/2010 ....    Aa/AA+          606,537
   2,085,000  Colorado Housing Finance Authority (Single Family Housing Rev.), 5.85% due 11/1/2015 .....    Aa/AA+        2,091,630
     250,000  Colorado Housing Finance Authority (Single Family Residential Housing Rev.),
                 8% due 3/1/2017 .......................................................................    Aa/NR           255,385

----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------

                                           COLORADO SERIES (continued)
     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  3,500,000  Colorado Springs, CO Utilities Rev., 6 1/8% due 11/15/2020 ...............................    Aa/AA      $  3,568,495
   1,000,000  Colorado Water Resources & Power Development Authority (Clean Water Bonds),
                  6 7/8% due 9/1/2011 ..................................................................    Aa/AA+        1,089,120
   2,000,000  Colorado Water Resources & Power Development Authority (Clean Water Bonds),
                 6% due 9/1/2014 .......................................................................    Aa/AA         2,038,980
   1,000,000  Colorado Water Resources & Power Development Authority (Clean Water Rev.),
                 6.30% due 9/1/2014 ....................................................................    Aa/AA         1,050,090
   2,000,000  Denver, CO City & County (St. Anthony Hospital Systems Rev.), 7 3/4% due 5/1/2014 ........    Aaa/AAA       2,180,360
   2,500,000  Denver, CO City & County (Sisters of Charity of Leavenworth Health Services
                 Corporation), 5% due 12/1/2023 ........................................................    Aa/AA         2,212,375
   2,250,000  Denver, CO City & County Excise Tax Rev., 6 1/2% due 9/1/2014 ............................    Aaa/AAA       2,356,043
   1,985,000  Fort Collins, CO GOs Water Bonds, 6 3/8% due 12/1/2012 ...................................    Aa/AA         2,112,397
   2,500,000  Fort Collins Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031 ............    A1/AA-        2,528,800
   3,000,000  Fountain Valley Authority, CO Water Treatment Rev., 6.80% due 12/1/2019 ..................    Aa/AA         3,266,370
   2,000,000  Northgate Public Building Authority, CO (Landowner Assessment Lien),
                 8 1/4% due 12/1/2001** ................................................................    NR/NR          500,000
   1,895,000  Northglenn, CO Joint Water & Wastewater Utility, 6.80% due 12/1/2008 .....................    Aaa/NR        1,941,920
   2,500,000  Platte River Power Authority, CO Power Rev., 6 1/8% due 6/1/2014 .........................    Aa/A+         2,579,125
   2,000,000  Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027 .......................    NR/AAA        2,101,440
   2,000,000  Puerto Rico Highway &Transportation Authority Highway Rev., 5 1/2% due 7/1/2036 ..........    Baa1/A        1,892,240
   3,000,000  University of Colorado Hospital Authority Hospital Rev., 6.40% due 11/15/2022 ............    Aaa/AAA       3,154,710
   2,000,000  Westminster, CO (Adams & Jefferson Counties) Sales & Use Tax Rev., 7% due 12/1/2008 ......    Aaa/AAA       2,199,800
                                                                                                                       ------------
Total Municipal Bonds (Cost $50,058,496)-- 96.7% ..................................................................      50,833,137

Variable Rate Demand Notes (Cost $800,000)-- 1.5% .................................................................         800,000

Other Assets Less Liabilities-- 1.8% ..............................................................................         916,992
                                                                                                                       ------------
NET ASSETS -- 100.0% ..............................................................................................    $ 52,550,129
                                                                                                                       ============

                                                 GEORGIA SERIES
     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  1,095,000  Augusta, GA Water & Sewer Rev., 6 1/2% due 5/1/2011 ....................................    A/NR       $  1,166,974
   1,000,000  Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
                 (Anheuser-Busch), 7.40% due 11/1/2010* ..............................................    A1/AA-        1,181,480
   2,000,000  Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
                 (Anheuser-Busch), 6 3/4% due 2/1/2012* ..............................................    A1/AA-        2,152,960
   3,000,000  Chatham County, GA School District GOs, 5 1/2% due 8/1/2020 ............................    Aaa/AAA       2,917,860
     750,000  Chatham County Hospital Authority, GA Rev. (Memorial Medical Center, Inc.),
                 7% due 1/1/2021 .....................................................................    Aaa/AAA         817,703
   2,000,000  Columbia County, GA School District GOs, 6 1/4% due 4/1/2013 ...........................    Aaa/AAA       2,112,900
   1,000,000  Columbia County, GA Water & Sewerage Rev., 6 1/4% due 6/1/2012 .........................    Aaa/AAA       1,042,440

----------
 * Interest income earned from this security is subject to the federal alternative minimum tax.
** Non-income producing, security in default.
 + Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

                                             GEORGIA SERIES (continued)
     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  1,000,000  DeKalb County, GA GOs, 5 1/4% due 1/1/2020 .................................................    Aa1/AA+    $   943,560
   1,000,000  DeKalb County, GA Water & Sewerage Rev., 5 3/4% due 10/1/2006 ..............................    Aaa/AAA      1,047,320
   1,000,000  DeKalb County, GA Water & Sewerage Rev., 7% due 10/1/2014 ..................................    Aaa/AA       1,106,600
   2,000,000  DeKalb County, GA Water & Sewerage Rev., 5 1/4% due 10/1/2023 ..............................    Aa/AA        1,892,500
     700,000  DeKalb Private Hospital Authority, GA Rev. (Emory University Project),
                 6 3/4% due 4/1/2017 .....................................................................    Aa1/AA         741,706
     300,000  DeKalb Private Hospital Authority, GA Rev. (Emory University Project), 7% due 4/1/2021 .....    Aa1/AA         322,683
   1,000,000  Fayette County, GA School District GOs, 6 1/8% due 3/1/2015 ................................    Aa/A+        1,037,970
   3,000,000  Fulton County, GA School District GOs, 5 5/8% due 1/1/2021 .................................    Aa/AA        2,966,430
   2,975,000  Georgia Housing & Finance Authority Rev. (Single Family Mortgage),
                 5 1/4% due 12/1/2020 ....................................................................    Aa/AA+       2,695,469
   2,500,000  Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project),
                 6.40% due 7/1/2014 ......................................................................    NR/A-        2,586,725
     410,000  Georgia Residential Finance Authority Homeownership Mortgage Rev.,
                 7.20% due 12/1/2011* ....................................................................    Aa/AA+         428,975
   1,000,000  Georgia State GOs, 5 3/4% due 2/1/2011 .....................................................    Aaa/AA+      1,029,160
   1,750,000  Glynn-Brunswick Memorial Hospital Authority Rev. (Southeast Georgia Health
                 Systems Project), 6% due 8/1/2016 .......................................................    Aaa/AAA      1,776,512
   1,500,000  Gwinnett County, GA Hospital Authority Rev. Anticipation Certificates
                 (Gwinnett Hospital System, Inc. Project), 5% due 9/1/2019 ...............................    Aaa/AAA      1,348,830
   1,000,000  Gwinnett County, GA School District GOs, 6.40% due 2/1/2012 ................................    Aa1/AA       1,098,900
     735,000  Gwinnett County, GA Water & Sewerage Authority Rev., 6 1/2% due 8/1/2006 ...................    Aa1/AA+        736,191
   1,500,000  Henry County School District, GA GOs, 6.45% due 8/1/2011 ...................................    A1/A+        1,644,705
   1,000,000  Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 7 1/4% due 7/1/2010 .......    A1/AA-       1,063,030
     500,000  Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6 1/4% due 7/1/2018 .......    A1/AA-         535,285
   2,000,000  Monroe County, GA Development Authority Pollution Control Rev. (Georgia Power
                 Company Plant-- Scherer Project), 6% due 7/1/2025 .......................................    Aaa/AAA      2,014,260
   2,500,000  Private Colleges & Universities Authority, GA (Spelman College Project),
                 6.20% due 6/1/2014 ......................................................................    Aaa/AAA      2,623,925
   1,500,000  Private Colleges & Universities Authority, GA (Mercer University Project),
                 6 1/2% due 11/1/2015 ....................................................................    Aaa/AAA      1,670,130
   3,000,000  Private Colleges & Universities Authority, GA (Agnes Scott College Project),
                 5 5/8% due 6/1/2023 .....................................................................    Aa/AA-       2,944,890
     500,000  Private Colleges & Universities Authority, GA (Emory University Project),
                 6.40% due 10/1/2023 .....................................................................    Aa1/AA         524,205
   2,000,000  Puerto Rico Highway & Transportation Authority Highway Rev., 5 1/2% due 7/1/2019 ...........    Baa1/A       1,895,540
   1,000,000  Puerto Rico Highway & Transportation Authority Highway Rev., 5 1/2% due 7/1/2036 ...........    Baa1/A         946,120
   2,000,000  Savannah, GA Airport Rev., 6 1/4% due 1/1/2015* ............................................    Aaa/AAA      2,067,980
                                                                                                                         -----------
Total Municipal Bonds (Cost $49,614,045) -- 95.8% ...................................................................     51,081,918

Variable Rate Demand Notes (Cost $400,000) -- 0.7% ..................................................................        400,000

Other Assets Less Liabilities -- 3.5% ...............................................................................      1,840,447
                                                                                                                         -----------
NET ASSETS -- 100.0% ................................................................................................    $53,322,365
                                                                                                                         ===========

----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------

                                                 LOUISIANA SERIES
     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  1,055,000  Alexandria, LA Utilities Rev., 5.30% due 5/1/2013 ........................................    Aaa/AAA    $  1,011,144
   3,000,000  Bastrop, LA Industrial Development Board Pollution Control Rev. (International Paper
                 Company Project), 6.90% due 3/1/2007 ..................................................    A3/A-         3,239,370
   2,420,000  East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family
                 Mortgage Rev.), 5.40% due 10/1/2025 ...................................................    Aaa/NR        2,243,413
   1,000,000  East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
                 7 1/4% due 2/1/2009 ...................................................................    Aaa/AAA       1,079,310
   3,000,000  East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
                 5.90% due 2/1/2018 ....................................................................    Aaa/AAA       3,034,500
   3,500,000  East Baton Rouge Parish, LA  Sales Tax Rev., 4.90% due 2/1/2016 ..........................    Aaa/AAA       3,162,810
   2,000,000  Houma, LA Utilities Rev., 6 1/4% due 1/1/2012 ............................................    Aaa/AAA       2,099,380
   2,000,000  Jefferson Parish, LA Home Mortgage Authority (Single Family Mortgage Rev.),
                 6% due 12/1/2024* .....................................................................    Aa/NR         1,936,500
   1,000,000  Jefferson Parish School Board, LA Sales Tax School Bonds, 6 1/4% due 2/1/2008 ............    Aaa/AAA       1,063,280
   3,000,000  Lafayette, LA Public Improvement Sales Tax Rev., 5.20% due 5/1/2011 ......................    Aaa/AAA       2,870,370
     500,000  Lafayette, LA Public Power Authority Electric Rev., 5 1/2% due 11/1/2011 .................    Aaa/NR          493,425
     500,000  Lafayette, LA Public Power Authority Electric Rev., 5 1/2% due 11/1/2012 .................    Aaa/NR          490,565
   2,500,000  Louisiana Housing Finance Agency Mortgage Rev. (Single Family), 6.45% due 6/1/2027* ......    Aaa/AAA       2,537,675
   2,500,000  Louisiana Public Facilities Authority Hospital Rev. (Our Lady of Lourdes Regional
                 Medical Center Project), 6.45% due 2/1/2022 ...........................................    Aaa/AAA       2,627,875
   2,500,000  Louisiana Public Facilities Authority Rev. (Sisters of Mercy Health System, St. Louis, Inc.),
                 7 3/8% due 6/1/2019 ...................................................................    Aaa/AA        2,730,375
   1,900,000  Louisiana Public Facilities Authority Rev. (Sisters of Mercy Health System, St. Louis, Inc.),
                 5% due 6/1/2019 .......................................................................    Aa/AA         1,747,639
   3,000,000  Louisiana Public Facilities Authority Rev. (Tulane University), 5 3/4% due 2/15/2021 .....    Aaa/AAA       2,976,450
   4,000,000  Louisiana State GOs, 6 1/2% due 5/1/2011 .................................................    Aaa/AAA       4,295,000
   2,000,000  Louisiana State University & Agricultural & Mechanical College Auxiliary Rev.,
                 5 3/4% due 7/1/2014 ...................................................................    Aaa/AAA       2,002,760
   1,000,000  Ouachita Parish, LAHospital Service District Rev. (Glenwood Regional Medical Center),
                 5 3/4% due 5/15/2021 ..................................................................    Aaa/AAA         988,250
     190,000  Ouachita Parish, LA Industrial Development Rev. (International Paper Company),
                 6 1/2% due 4/1/2006 ...................................................................    NR/NR           189,827
   1,250,000  Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power
                 and Light Company Project), 6.20% due 5/1/2023* .......................................    Baa2/BBB      1,232,937
   2,960,000  Saint Charles Parish, LA Waterworks & Wastewater District Utility Rev.,
                 7.15% due 7/1/2016 ....................................................................    Aaa/AAA       3,295,427
   1,555,000  Shreveport, LA GOs, 7 1/2% due 4/1/2006 ..................................................    Aaa/AAA       1,723,982
   2,000,000  Shreveport, LA Water & Sewer Rev., 7 1/8% due 12/1/2014 ..................................    Aaa/AAA       2,071,500
   2,050,000  Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.),
                 7 1/4% due 12/1/2010 ..................................................................    Aaa/AAA       2,176,813

----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

                                            LOUISIANA SERIES (continued)
     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  3,000,000  Tangipahoa Parish, LA Hospital Service District No. 1 Rev. (Northoaks Medical Center),
                 6 1/4% due 2/1/2024....................................................................    Aaa/AAA    $  3,120,090
                                                                                                                       ------------
Total Municipal Bonds (Cost $54,499,646) -- 97.9% .................................................................      56,440,667

Variable Rate Demand Notes (Cost $200,000) -- 0.3% ................................................................         200,000

Other Assets Less Liabilities -- 1.8% .............................................................................       1,013,014
                                                                                                                       ------------
NET ASSETS -- 100.0% ..............................................................................................    $ 57,653,681
                                                                                                                       ============

                                                 MARYLAND SERIES
     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  3,000,000  Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and
                 Electric Company Project), 6% due 4/1/2024 ..........................................      A2/A       $  3,038,550
   2,000,000  Baltimore, MD Consolidated Public Improvement GOs, 6 3/8% due 10/15/2006 ...............      Aaa/AAA       2,209,980
   2,500,000  Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project),
                 6 1/2% due 10/1/2011 ................................................................      Aa3/AA-       2,717,525
   2,000,000  Howard County, MD Metropolitan District Project GOs, 5 1/2% due 8/15/2022 ..............      Aaa/AA+       1,988,940
   4,000,000  Maryland Capital Improvement GOs, 5.20% due 4/15/2006 ..................................      Aaa/AAA       4,054,960
   1,000,000  Maryland Community Development Administration Dept. of Economic & Community
                 Development (Single Family Program), 7 3/4% due 4/1/2009 ............................      Aa/NR         1,031,150
   2,000,000  Maryland Community Development Administration Dept. of Housing & Community
                 Development (Multi-Family Housing), 7.70% due 5/15/2020* ............................      Aa/NR         2,138,980
   2,465,000  Maryland Community Development Administration Dept. of Housing & Community
                 Development (Single Family Program), 6.80% due 4/1/2024* ............................      Aa/NR         2,538,654
   2,500,000  Maryland Community Development Administration Dept. of Housing & Community
                 Development (Multi-Family Housing), 6.70% due 5/15/2027 .............................      Aa/NR         2,607,150
   2,710,000  Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan
                 Hospital), 5 3/4% due 7/1/2019 ......................................................      A1/A          2,659,161
   3,000,000  Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
                 University), 7 1/2% due 7/1/2020 ....................................................      Aa/AA-        3,208,950
   2,000,000  Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital),
                 5 1/8% due 7/1/2021 .................................................................      A1/A          1,811,440
   2,750,000  Maryland Health & Higher Educational Facilities Authority Rev. (Ann Arundel Medical
                 Center), 5% due 7/1/2023 ............................................................      Aaa/AAA       2,469,775
   3,000,000  Maryland Health & Higher Educational Facilities Authority Rev. (Francis Scott Key
                 Medical Center), 5% due 7/1/2023 ....................................................      Aaa/AAA       2,694,300
   1,000,000  Maryland National Capital Park & Planning Commission GOs (Prince George's County),
                 6.90% due 7/1/2010 ..................................................................      Aa/AA         1,098,130
   2,000,000  Maryland Transportation Authority Rev. (Baltimore/Washington International
                 Airport Project), 6 1/4% due 7/1/2014* ..............................................      Aaa/AAA       2,094,940
   3,000,000  Maryland Transportation Authority Rev. Transportation Facilities Projects, 5 3/4%
                 due 7/1/2015 ........................................................................      A1/A+         3,002,610
   1,000,000  Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
                    6.70% due 9/1/2013 ...............................................................      Aaa/AAA       1,107,080

----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------

                                             MARYLAND SERIES (continued)
     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  1,000,000  Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
                 7.10% due 9/1/2013 ....................................................................    Aaa/AAA    $  1,124,420
   2,500,000  Montgomery County, MD Consolidated Public Improvement GOs,
                 4.90% due 10/1/2013 ...................................................................    Aaa/AAA       2,326,275
     455,000  Montgomery County, MD Housing Opportunities Commission (Single Family
                 Mortgage Rev.), 7 3/8% due 7/1/2017 ...................................................    Aa/NR           479,993
   2,000,000  Northeast Maryland Waste Disposal Authority Solid Waste Rev. (Montgomery County
                 Resource Recovery Project), 6.30% due 7/1/2016* .......................................    A/NR          2,019,840
   1,000,000  Puerto Rico Highway &Transportation Authority Highway Rev., 5 1/2% due 7/1/2036 ..........    Baa1/A          946,120
      55,000  Puerto Rico Housing Finance Corporation (Single Family Mortgage Rev. Portfolio 1),
                 7.80% due 10/15/2021 ..................................................................    Aaa/AAA          56,764
     650,000  Puerto Rico Housing Finance Corporation (Single Family Mortgage Rev. Portfolio 1-C),
                 6.85% due 10/15/2023 ..................................................................    Aaa/AAA         677,508
   1,500,000  University of Maryland Auxiliary Facilities and Tuition Rev., 6 1/2% due 4/1/2011 ........    NR/AAA        1,624,950
   2,500,000  Washington Suburban Sanitary District, MD, 6 1/2% due 1/1/2016 ...........................    Aa1/AA        2,684,450
                                                                                                                       ------------
Total Municipal Bonds (Cost $52,283,695) -- 97.0% .................................................................      54,412,595

Variable Rate Demand Notes (Cost $700,000) -- 1.3% ................................................................         700,000

Other Assets Less Liabilities -- 1.7% .............................................................................         975,684
                                                                                                                       ------------
NET ASSETS -- 100.0% ..............................................................................................    $ 56,088,279
                                                                                                                       ============


                                                MASSACHUSETTS SERIES

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  5,000,000  Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019 ...................    A/A        $  4,737,400
   3,000,000  Boston, MA Water & Sewer Commission General Rev., 7.10% due 11/1/2019 ....................    Aaa/AAA       3,284,580
   5,000,000  Massachusetts Bay Transportation Authority Transportation System Rev.,
                 6.10% due 3/1/2023 ....................................................................    A1/A+         5,086,100
   1,585,000  Massachusetts Education Loan Authority Education Loan Rev., 8% due 6/1/2002 ..............    NR/AAA        1,628,286
   3,000,000  Massachusetts Health & Educational Facilities Authority Rev. (Daughters of Charity
                 National Health Systems-- Carney Hospital), 6% due 7/1/2009 ...........................    Aa/AA         3,057,780
   2,500,000  Massachusetts Health & Educational Facilities Authority Rev. (Daughters of Charity
                 National Health Systems-- Carney Hospital), 6.10% due 7/1/2014 ........................    Aa/AA         2,530,850
   5,000,000  Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley
                 Hospital), 6% due 7/1/2018 ............................................................    Aaa/AAA       5,070,650
   3,295,000  Massachusetts Health & Educational Facilities Authority Rev. (Tufts University),
                 7.40% due 8/1/2018 ....................................................................    Aaa/A+        3,545,288
     705,000  Massachusetts Health & Educational Facilities Authority Rev. (Tufts University),
                 7.40% due 8/1/2018 ....................................................................    A1/A+           753,709
   3,500,000  Massachusetts Health &Educational Facilities Authority Rev. (Williams College),
                 5 3/4% due 7/1/2019 ...................................................................    Aa1/AA        3,505,565

----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

                                          MASSACHUSETTS SERIES (continued)

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  2,500,000  Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University),
                 8 1/8% due 7/1/2020 .....................................................................    Baa/BBB  $  2,808,875
   2,000,000  Massachusetts Health & Educational Facilities Authority Rev. (Boston College),
                 6 5/8% due 7/1/2021 .....................................................................    Aaa/AAA     2,152,420
   1,000,000  Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University),
                 6.35% due 7/1/2022 ......................................................................    NR/AAA      1,043,350
   5,000,000  Massachusetts Health & Educational Facilities Authority Rev. (Brigham & Women's
                 Hospital), 6 3/4% due 7/1/2024 ..........................................................    A1/A+       5,241,800
   7,500,000  Massachusetts Health & Educational Facilities Authority Rev. (Harvard University),
                 5 5/8% due 11/1/2028 ....................................................................    Aaa/AAA     7,384,575
   1,600,000  Massachusetts Housing Finance Agency Rev. (Residential Development),
                 6 1/4% due 11/15/2012 ...................................................................    Aaa/AAA     1,632,496
   4,705,000  Massachusetts Housing Finance Agency Rev. (Single Family Housing),
                 7.30% due 6/1/2014 ......................................................................    Aa/A+       4,811,709
   3,195,000  Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5 3/8% due 9/1/2023 .......    Aa1/AA      3,040,138
   3,000,000  Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross),
                 5 5/8% due 3/1/2026 .....................................................................    Aaa/AAA     2,959,500
   2,000,000  Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric
                 Company Project), 5 7/8% due 7/1/2017* ..................................................    Aaa/AAA     1,998,600
     755,000  Massachusetts Municipal Wholesale Electric Company Power Supply System Rev.,
                 6 3/4% due 7/1/2017 .....................................................................    Baa/BBB+      789,602
   2,450,000  Massachusetts Special Obligation Rev. (Highway Improvement Loan), 6% due 6/1/2013 ..........    A1/AA       2,482,585
   2,500,000  Massachusetts Special Obligation Rev. (Highway Improvement Loan),
                 5.80% due 6/1/2014 ......................................................................    A1/AA-       2,512,625
  10,000,000  Massachusetts State Consolidated Loan GOs, 5 1/8% due 11/1/2013 .............................   Aaa/AAA     9,461,400
   8,475,000  Massachusetts State Port Authority Rev., 7 1/8% due 7/1/2012 ................................   Aa/AA       8,560,089
   5,500,000  Massachusetts State Water Resources Authority Rev., 6% due 8/1/2024 ........................    Aaa/AAA      5,568,750
   5,000,000  Massachusetts Turnpike Authority Turnpike Rev., 5 1/8% due 1/1/2023 .........................   Aaa/AAA     4,578,750
     730,000  Puerto Rico Electric Power Authority Power Rev., 7 1/8% due 7/1/2014 ........................   Baa1/BBB      786,940
   1,000,000  Puerto Rico Highway & Transportation Authority Highway Rev., 5 1/2% due 7/1/2019 ...........    Baa1/A        947,770
   4,000,000  Puerto Rico Highway & Transportation Authority Highway Rev., 5 1/2% due 7/1/2036 ...........    Baa1/A      3,784,480
   2,750,000  Puerto Rico Port Authority Rev., 6% due 7/1/2021* ..........................................    Aaa/AAA     2,758,690
                                                                                                                       ------------
Total Municipal Bonds (Cost $105,809,930) -- 97.5% ..................................................................   108,505,352

Variable Rate Demand Notes (Cost $1,200,000) -- 1.1% ................................................................     1,200,000

Other Assets Less Liabilities -- 1.4% ...............................................................................     1,571,221
                                                                                                                       ------------
NET ASSETS -- 100.0% ................................................................................................  $111,276,573
                                                                                                                       ============

----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------

                                                 MICHIGAN SERIES

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  5,000,000  Capital Region Airport Authority, MI Airport Rev., 6.70% due 7/1/2021* ...................    Aaa/AAA    $  5,342,100
   5,000,000  Clarkston Community Schools, MI GOs, 5 3/4% due 5/1/2016 .................................    Aaa/AAA       5,007,000
   5,000,000  Detroit, MI Distributable State Aid GOs, 7.20% due 5/1/2009 ..............................    Aaa/AAA       5,434,200
   6,000,000  Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012 ................................    Aaa/AAA       6,276,480
   3,000,000  Grand Haven, MI Electric System Rev., 5 1/4% due 7/1/2013 ................................    Aaa/AAA       2,858,370
   7,000,000  Grand Rapids, MI Water Supply System Rev., 5 3/4% due 1/1/2018 ...........................    Aaa/AAA       6,973,750
   1,000,000  Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                 Obligated Group), 6 1/4% due 7/1/2012 .................................................    Aaa/AAA       1,046,720
   1,500,000  Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                 Obligated Group), 6 1/4% due 7/1/2022 .................................................    Aaa/AAA       1,558,575
   3,000,000  Holland School District, MI GOs (School Building and Site Bonds), 7 3/8% due 5/1/2019 .       NR/NR         3,172,560
   3,000,000  Jackson County, MI Hospital Finance Authority Rev. (W.A. Foote Memorial Hospital),
                 7 1/4% due 6/1/2012 ...................................................................    NR/NR         3,120,510
   5,000,000  Kent County, MI Airport Rev., 6.10% due 1/1/2025* ........................................    Aa/AAA        5,094,800
   5,000,000  Kent County, MI Refuse Disposal System GOs, 8.40% due 11/1/2010 ..........................    Aa/AAA        5,316,600
   2,775,000  Kentwood, MI Public Schools Building & Site GOs, 6.40% due 5/1/2015 ......................    Aa/A+         2,903,538
   3,000,000  Lansing, MIBuilding Authority Rev., 5.60% due 6/1/2019 ...................................    A1/AA+        2,962,590
   3,250,000  Marquette, MIHospital Finance Authority Hospital Rev. (Marquette General Hospital),
                 6.10% due 4/1/2019 ....................................................................    Aaa/AAA       3,311,880
   3,000,000  Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018 .............    A1/AA-        2,817,060
   4,000,000  Michigan State Building Authority Rev., 6 1/4% due 10/1/2020 .............................    A1/AA-        4,113,960
   1,750,000  Michigan State Comprehensive Transportation Rev., 7 5/8% due 5/1/2011 ....................    A1/AA-        1,865,045
   6,500,000  Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019 ...............    Aa/AA         6,250,985
   4,000,000  Michigan State Hospital Finance Authority Hospital Rev. (Crittenton Hospital),
                 5 1/4% due 3/1/2014 ...................................................................    A1//A+        3,723,280
   5,000,000  Michigan State Hospital Finance Authority Hospital Rev. (St. John Hospital),
                 5 3/4% due 5/15/2016 ..................................................................    Aaa/AAA       4,953,200
   5,000,000  Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System),
                 5 3/4% due 9/1/2017 ...................................................................    Aaa/AAA       4,951,750
   5,000,000  Michigan State Hospital Finance Authority Hospital Rev. (Detroit Medical Center),
                 6 1/2% due 8/15/2018 ..................................................................    A/A           5,190,550
   1,250,000  Michigan State Hospital Finance Authority Hospital Rev. (Crittenton Hospital),
                 6 3/4% due 3/1/2020 ...................................................................    Aaa/AAA       1,341,888
   2,000,000  Michigan State Hospital Finance Authority Hospital Rev. (St. John Hospital),
                 5 1/4% due 5/15/2026 ..................................................................    Aaa/AAA       1,863,740
   5,000,000  Michigan State Hospital Finance Authority Hospital Rev. (Sparrow Obligated Group),
                 6% due 11/15/2036 .....................................................................    Aaa/AAA       5,012,400
   2,500,000  Michigan State Housing Development Authority Rev. (Single Family Mortgage),
                 6.80% due 12/1/2016 ...................................................................    NR/AA+        2,607,600

----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

                                             MICHIGAN SERIES (continued)

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  5,000,000  Michigan State Housing Development Authority Rev. (Rental Housing),
                 6.65% due 4/1/2023 ....................................................................    NR/A+      $  5,165,700
   4,000,000  Michigan State Housing Development Authority Rev. (Single Family Mortgage),
                 6.05% due 12/1/2027 ...................................................................    NR/AA+        3,988,440
   3,000,000  Michigan State Strategic Fund Pollution Control Rev. (Detroit Edison Company),
                 6 1/2% due 2/15/2016 ..................................................................    Aaa/AAA       3,191,220
   6,000,000  Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.),
                 6.20% due 9/1/2020 ....................................................................    A3/A-         6,086,100
   7,500,000  Michigan State Trunk Line Rev., 5.80% due 11/15/2024 .....................................    Aaa/AAA       7,499,400
   2,000,000  Midland, MI Water Supply System Rev., 7.20% due 4/1/2010 .................................    A/A           2,171,400
   5,000,000  University of Michigan Hospital Rev., 6 3/8% due 12/1/2024 ...............................    Aa/AA         5,106,500
   5,000,000  Wayne, MI State University Rev., 5.65% due 11/15/2015 ....................................    Aaa/AAA       4,879,800
   3,000,000  Wyandotte, MI Electric Rev., 6 1/4% due 10/1/2017 ........................................    Aaa/AAA       3,116,550
                                                                                                                       ------------
Total Municipal Bonds (Cost $140,693,987) -- 97.7% .................................................................    146,276,241

Variable Rate Demand Notes (Cost $900,000) -- 0.6% .................................................................        900,000

Other Assets Less Liabilities -- 1.7% ..............................................................................      2,488,071
                                                                                                                       ------------
NET ASSETS -- 100.0% ...............................................................................................   $149,664,312
                                                                                                                       ============


                                                MINNESOTA SERIES

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  6,250,000  Becker, MN Pollution Control Rev. (Northern States Power Company),
                 6.80% due 4/1/2007 ....................................................................    A2/A+      $  6,630,438
   2,000,000  Breckenridge, MN Hospital Facility Rev. (Franciscan Sisters Health Care, Inc.),
                 9 3/8% due 9/1/2017 ...................................................................    NR/NR         2,131,560
   1,500,000  Buffalo, MNIndependent School District GOs, 6.15% due 2/1/2022 ...........................    Aaa/AAA       1,533,735
   3,000,000  Dakota County, MN GOs Capital Improvement, 7.30% due 2/1/2008 ............................    Aaa/NR        3,120,960
   5,000,000  Edina, MN Housing Development Rev. (Edina Park Plaza Project), 7.70% due 12/1/2028 .......    Aa/NR         5,260,650
   3,545,000  Fridley, MNIndependent School District GOs, 5.35% due 2/1/2021 ...........................    Aa/AAA        3,386,964
   2,000,000  Goodhue County, MN Hospital Facilities Rev. (St. John's Regional Health Center),
                 8 3/4% due 9/1/2016 ...................................................................    NR/NR         2,124,780
   1,200,000  Lakeville, MN Independent School District No. 194 GOs, 6.70% due 2/1/2015 ................    Aaa/AAA       1,258,368
   7,500,000  Minneapolis, MN Community Development Agency Tax Increment Rev., Zero Coupon
                 Bond due 9/1/2003 .....................................................................    Aaa/AAA       5,329,125
   5,500,000  Minneapolis, MN Community Development Agency Tax Increment Rev., Zero Coupon
                 Bond due 9/1/2004 .....................................................................    Aaa/AAA       3,693,910
   1,400,000  Minneapolis-St. Paul Metropolitan Area (Metropolitan Council of the Twin Cities), MN,
                 5 1/2% due 12/1/2012 ..................................................................    Aaa/AAA       1,393,952
   5,000,000  Minneapolis-St. Paul, MN Housing & Redevelopment Authority Health Care Rev
                 (Children's Health Care), 5 1/2% due 8/15/2025 ........................................    Aaa/AAA       4,790,650

----------
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------

                                            MINNESOTA SERIES (continued)

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  1,500,000  Minneapolis, MNGOs, 6% due 3/1/2016 ......................................................   Aaa/AAA     $ 1,530,555
   2,000,000  Minneapolis, MN Hospital Facilities Rev. (Lifespan, Inc.-- Abbott-Northwestern
                 Hospital, Inc.), 7 7/8% due 12/1/2014 .................................................   Aaa/AAA       2,127,460
   1,500,000  Minneapolis, MN Tax Increment Rev., 7% due 3/1/2003 ......................................   Aaa/AAA       1,551,135
     940,000  Minnesota Housing Finance Agency (Housing Development), 6 1/4% due 2/1/2020 ..............   Aa/AA           950,143
   5,000,000  Minnesota Housing Finance Agency (Single Family Mortgage), 6.85% due 1/1/2024* ...........   Aa/AA+        5,181,450
   5,500,000  Minnesota Public Facilities Authority Water Pollution Control Rev., 7.10% due 3/1/2012 ...   Aaa/AAA       6,042,740
   5,000,000  Minnesota State GOs, 5.70% due 5/1/2016 ..................................................   Aaa/AA+       5,058,600
   5,000,000  North Saint Paul/Maplewood, MN Independent School District GOs, 5 1/8% due 2/1/2025 ......   Aa1/AA        4,578,200
   5,000,000  Northern Municipal Power Agency, MN Electric System Rev., 7 1/4% due 1/1/2016 ............   A/A           5,332,450
   2,500,000  Northern Municipal Power Agency, MN Electric System Rev., 7.40% due 1/1/2018 .............   Aaa/AAA       2,713,625
   2,500,000  Northfield, MN Independent School District GOs, 5 1/4% due 2/1/2017 ......................   Aa1/NR        2,374,025
   4,000,000  Plymouth, MN Health Facilities Rev. (Westhealth Project), 6 1/8% due 6/1/2024 ............   Aaa/AAA       4,118,680
   2,000,000  Ramsey & Washington Counties, MN Resource Recovery Rev. (Northern States Power
                 Company Project), 6 3/4% due 12/1/2006 ................................................   A1/AA-        2,099,840
   4,000,000  Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
                 7.45% due 11/15/2006 ..................................................................   NR/AA+        4,418,840
   4,500,000  Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
                 6 1/4% due 11/15/2014 .................................................................   NR/AA+        4,715,415
   1,000,000  Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
                 6 1/4% due 11/15/2021 .................................................................   NR/AA+        1,037,260
   2,575,000  Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016 .......................   Aaa/AA        2,587,772
   2,715,000  Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017 .......................   Aaa/AA        2,728,466
   1,000,000  Saint Cloud, MNHospital Facilities Rev. (Saint Cloud Hospital), 5% due 7/1/2020 ..........   Aaa/AAA         907,010
   2,000,000  Saint Cloud, MN Hydroelectric Generation Facility Gross Rev., 7 3/8% due 12/16/2018 ......   NR/A-         2,049,900
     264,312  Saint Paul, MN Science Museum Facilities Rev. (Science Museum of Minnesota Project),
                 7 1/2% due 12/15/2001 .................................................................   NR/AAA          279,697
      45,000  Saint Paul Port Authority, MN Industrial Development Rev. Series E,
                 9 1/8% due 10/1/2000 ..................................................................   NR/CCC            43,146
       5,000  Saint Paul Port Authority, MN Industrial Development Rev. Series H,
                 9 1/8% due 12/1/2000 ..................................................................   NR/CCC            4,786
      55,000  Saint Paul Port Authority, MN Industrial Development Rev. Series I,
                 9 1/8% due 12/1/2000 ..................................................................   NR/CCC           52,642
      50,000  Saint Paul Port Authority, MN Industrial Development Rev. Series E,
                 9 1/8% due 10/1/2001 ..................................................................   NR/CCC           47,080
      10,000  Saint Paul Port Authority, MN Industrial Development Rev. Series H,
                 9 1/8% due 12/1/2001 ..................................................................   NR/CCC            9,399
      55,000  Saint Paul Port Authority, MN Industrial Development Rev. Series I,
                 9 1/8% due 12/1/2001 ..................................................................   NR/CCC           51,693
       5,000  Saint Paul Port Authority, MN Industrial Development Rev. Series L,
                 9 3/4% due 12/1/2001 ..................................................................   NR/CCC            4,821

----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

                                             MINNESOTA SERIES (continued)

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$     50,000  Saint Paul Port Authority, MNIndustrial Development Rev. Series E,
                 9 1/8% due 10/1/2002 ....................................................................    NR/CCC     $   46,660
      10,000  Saint Paul Port Authority, MNIndustrial Development Rev. Series H,
                 9 1/8% due 12/1/2002 ....................................................................    NR/CCC          9,316
      60,000  Saint Paul Port Authority, MNIndustrial Development Rev. Series I,
                 9 1/8% due 12/1/2002 ....................................................................    NR/CCC         55,894
      10,000  Saint Paul Port Authority, MNIndustrial Development Rev. Series L,
                 9 3/4% due 12/1/2002 ....................................................................    NR/CCC          9,593
   1,500,000  Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
                 5 3/4% due 1/1/2018 .....................................................................    A/A+        1,481,730
     750,000  Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
                 5 3/4% due 1/1/2018 .....................................................................    Aaa/AAA       754,507
   1,500,000  Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
                 4 3/4% due 1/1/2016 .....................................................................    A/A+        1,315,485
   3,500,000  Washington County, MN GOs, 5.90% due 2/1/2010 ..............................................    Aa/AA-      3,564,015
   3,000,000  Western Minnesota Municipal Power Agency-- Power Supply Rev., 7% due 1/1/2013 ..............    A1/A        3,083,520
   3,090,000  Western Minnesota Municipal Power Agency-- Power Supply Rev., 5 1/2% due 1/1/2015 ..........    A1/A        3,006,477
   9,580,000  Western Minnesota Municipal Power Agency-- Power Supply Rev., 6 3/8% due 1/1/2016 ..........    Aaa/AAA    10,267,173

Total Municipal Bonds (Cost $120,753,949) -- 98.9% ..................................................................   126,846,292

Other Assets Less Liabilities -- 1.1% ...............................................................................     1,362,726
                                                                                                                       ------------
NET ASSETS -- 100.0% ................................................................................................  $128,209,018
                                                                                                                       ============


                                                 MISSOURI SERIES

     FACE                                                                                           RATINGS              MARKET
    AMOUNT                       MUNICIPAL BONDS                                                  MOODY'S/S&P+           VALUE
    ------                       ---------------                                                  ------------           -----
$  2,000,000  Columbia, MO Water and Electric System Improvement Rev., 6 1/8% due 10/1/2012 .....   A1/AA           $   2,047,560
   1,500,000  Hannibal, MO Industrial Development Authority Health Facilities Rev
                 (Hannibal Regional Hospital), 5 3/4% due 3/1/2022 ..............................   Aaa/AAA             1,490,010
   3,775,000  Kansas City, MO Water Rev., 6 1/4% due 12/1/2009 ..................................   Aa/NR               3,910,145
   1,500,000  Kansas City School District Building Corporation, MO Leasehold Rev.,
                 7.90% due 2/1/2008 .............................................................   Aaa/AAA             1,602,705
   1,000,000  Liberty, MO Waterworks Improvement Rev., 6.30% due 10/1/2012 ......................   Aaa/AAA             1,041,470
   2,000,000  Little Blue Valley, MO Sewer District Rev., 7 1/4% due 10/1/2007 ..................   Aaa/AAA             2,104,600
   1,000,000  Missouri School Boards Pooled Financing Program Certificates of Participation,
                 7 3/8% due 3/1/2006 ............................................................   Aaa/AAA             1,048,290
   2,000,000  Missouri School Boards Pooled Financing Program Certificates of Participation,
                 7% due 3/1/2006 ................................................................   Aaa/AAA             2,089,700
   1,000,000  Missouri State Environmental Improvement & Energy Resources Authority Rev
                 (State Revolving Fund Program), 6.55% due 7/1/2014 .............................   Aa/NR               1,052,560
   2,500,000  Missouri State Environmental Improvement & Energy Resources Authority Rev
                 (Union Electric Company Project), 5.45% due 10/1/2028* .........................   A1/AA-              2,332,200


----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------

                                              MISSOURI SERIES (continued)

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  2,500,000  Missouri State Environmental Improvement & Energy Resources Authority -- Water
                 Pollution Control Rev. (State Revolving Fund Program), 5.40% due 7/1/2015 .........   Aa/NR     $ 2,430,875
   2,000,000  Missouri State GOs, 5 5/8% due 4/1/2017 ..............................................   Aaa/AAA     2,020,540
   2,500,000  Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical
                 Centers Project), 5 1/4% due 6/1/2015 .............................................   Aaa/AAA     2,399,275
   1,500,000  Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy Health
                 System, St. Louis, Inc.), 6 1/4% due 6/1/2015 .....................................   Aa/AA       1,518,960
   3,500,000  Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care),
                 6 1/4% due 6/1/2016 ...............................................................   Aaa/AAA     3,642,170
   1,000,000  Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy Health
                 System, St. Louis, Inc.), 7 1/4% due 6/1/2019 .....................................   Aaa/AA      1,089,030
   1,000,000  Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy Health
                 System, St. Louis, Inc.), 5% due 6/1/2019 .........................................   Aa/AA         896,250
   2,500,000  Missouri State Health Facilities Rev. (Barnes-Jewish, Inc./Christian Health Services),
                 5 1/4% due 5/15/2021 ..............................................................   Aa/AA       2,314,600
     860,000  Missouri State Housing Development Commission Housing Development Bonds
                 (Federally Insured Mortgage Loans), 6% due 10/15/2019 .............................   Aa/AA+        865,547
   1,500,000  St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch
                 Companies, Inc. Project), 6.65% due 5/1/2016 ......................................   A1/AA-      1,696,800
   1,500,000  St. Louis, MO Municipal Finance Corporation City Justice Center Leasehold
                 Improvement Rev., 5.95% due 2/15/2016 .............................................   Aaa/AAA     1,527,180
   2,400,000  Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project),
                 5 3/4% due 10/15/2016 .............................................................   Aa/AA       2,369,040
   2,000,000  Springfield, MO Public Utility Rev., 5 1/4% due 3/1/2007 .............................   Aa/AA       2,005,800
   2,500,000  Springfield, MO Waterworks Rev., 5.60% due 5/1/2023 ..................................   Aa/A+       2,465,850
   2,750,000  University of Missouri University Revenues Refunding & Improvement Systems Facilities,
                 5 1/2% due 11/1/2023 ..............................................................   Aa/AA+      2,648,718
                                                                                                                 -----------
Total Municipal Bonds (Cost $46,989,665) -- 96.2% ............................................................    48,609,875

Variable Rate Demand Notes (Cost $1,100,000) -- 2.2% .........................................................     1,100,000

Other Assets Less Liabilities -- 1.6% ........................................................................       796,556
                                                                                                                 -----------
NET ASSETS -- 100.0% .........................................................................................   $50,506,431
                                                                                                                 ===========

                                                 NEW YORK SERIES

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  5,000,000  Metropolitan Transportation Authority, NY (Commuter Facilities Rev.),
                 6 1/2% due 7/1/2024 ...................................................................   Baa1/BBB+   $  5,200,700
   2,900,000  Metropolitan Transportation Authority, NY (Transit Facilities Rev.),
                 6.10% due 7/1/2026 ....................................................................   Aaa/AAA        2,973,080
   2,500,000  Municipal Assistance Corporation for the City of New York, NY, 6.90% due 7/1/2007 ........   Aa/AA-         2,594,125
   4,000,000  New York City Municipal Water Finance Authority, NY Water & Sewer System Rev.,
                 6 1/4% due 6/15/2020 ..................................................................   A/A-           4,119,160
   2,435,000  New York City, NY GOs, 7 1/4% due 8/15/2024 ..............................................   Baa1/BBB+      2,572,285
      65,000  New York City, NY GOs, 7 1/4% due 8/15/2024 ..............................................   Baa1/BBB+         71,934


----------
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

                                              NEW YORK SERIES (continued)

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  3,500,000  New York State Dormitory Authority Rev. (Rockefeller University), 7 3/8% due 7/1/2014 ..... Aaa/AAA    $  3,745,105
   5,000,000  New York State Dormitory Authority Rev. (Fordham University), 5 3/4% due 7/1/2015 ......... Aaa/AAA       4,982,450
   5,000,000  New York State Dormitory Authority Rev. (Skidmore College), 5 3/8% due 7/1/2023 ........... Aaa/AAA       4,745,000
   4,500,000  New York State Energy Research & Development Authority Electric Facilities Rev
                 (Consolidated Edison Co. NY), 6.10% due 8/15/2020 ...................................... Aaa/AAA       4,610,025
   1,500,000  New York State Energy Research & Development Authority Gas Facilities Rev
                 (Brooklyn Union Gas Co. Project), 5 1/2% due 1/1/2021 .................................. Aaa/AAA       1,456,860
   2,500,000  New York State Energy Research &Development Authority Gas Facilities Rev
                 (Brooklyn Union Gas), 6 3/4% due 2/1/2024* ............................................. Aaa/AAA       2,691,875
   3,000,000  New York State Environmental Facilities Corporation Pollution Control Rev
                 (State Water-- Revolving Fund), 6.90% due 11/15/2015 ................................... Aaa/AAA       3,394,530
   3,000,000  New York State Housing Finance Agency Rev. (Phillips Village Project),
                 7 3/4% due 8/15/2017* .................................................................. A/NR          3,321,330
   3,000,000  New York State Local Government Assistance Corp., 6% due 4/1/2024 ......................... A/A           3,016,230
   4,000,000  New York State Medical Care Facilities Finance Agency Rev. (The Hospital for Special
                 Surgery), 6 3/8% due 8/15/2024 ......................................................... Aa/AA         4,125,240
   2,000,000  New York State Mortgage Agency (Homeownership Mortgage), 7 1/2% due 4/1/2016 .............. Aa/NR         2,109,200
   4,000,000  New York State Power Authority General Purpose Rev., 6 1/2% due 1/1/2019 .................. Aaa/AAA       4,281,760
   4,000,000  New York State Thruway Authority Rev., 6 1/4% due 4/1/2014 ................................ Baa1/BBB      4,036,760
   4,000,000  New York State Thruway Authority General Rev., 6% due 1/1/2025 ............................ Aaa/AAA       4,060,760
   2,500,000  Niagara Falls, NY Bridge Commission Toll Bridge System Rev., 5 1/4% due 10/1/2015 ......... Aaa/AAA       2,404,100
   4,000,000  Onondaga County, NY Industrial Development Agency Sewer Facilities Rev
                 (Bristol Myers-Squibb Co. Project), 5 3/4% due 3/1/2024 ................................ Aaa/AAA       4,031,240
   2,250,000  Port Authority of New York and New Jersey Consolidated Rev., 6 1/8% due 6/1/2094 .......... A1/AA-        2,346,750
   5,000,000  United Nations Development Corporation, NY (A Public Benefit Corporation of the State
                 of New York Senior Lien), 6% due 7/1/2026 .............................................. A/NR          4,965,150
                                                                                                                        ----------
Total Municipal Bonds (Cost $79,357,217) -- 97.6% ................................................................     81,855,649

Variable Rate Demand Notes (Cost $900,000) -- 1.1% ...............................................................        900,000

Other Assets Less Liabilities -- 1.3% ............................................................................      1,115,909
                                                                                                                       ----------
NET ASSETS -- 100.0% .............................................................................................   $ 83,871,558
                                                                                                                     ============


                                                   OHIO SERIES

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  2,000,000  Barberton, OH Sewer System Mortgage Rev., 6 5/8% due 12/1/2006 ...........................    Aaa/AAA    $  2,105,480
   2,250,000  Beavercreek Local School District, OH GOs (School Improvement Bonds),
                 5.70% due 12/1/2020 ...................................................................    Aaa/AAA       2,238,120
   3,450,000  Big Walnut Local School District, OH School Building Construction & Improvement
                 GOs, 7.20% due 6/1/2007 ...............................................................    Aaa/AAA       3,863,069
   3,000,000  Clermont County, OH Hospital Facilities Rev. (Mercy Health System), 5 7/8% due 1/1/2015 ..    Aaa/AAA       3,006,480
   2,000,000  Cleveland, OH Waterworks Improvement Rev., 6% due 1/1/2017 ...............................    A1/A+         1,986,120


----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------

                                                 OHIO SERIES (continued)

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  5,000,000  Columbus, OH GOs, 6 1/2% due 1/1/2010 ..................................................    Aaa/AAA    $  5,373,700
   4,500,000  Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
                 Airport Project), 6% due 1/1/2020* ..................................................    Aaa/AAA       4,518,495
   3,000,000  Dayton, OH Water System Mortgage Rev., 6 3/4% due 12/1/2010 ............................    Aaa/AAA       3,146,880
   7,000,000  Erie County, OH Franciscan Services Corp. Rev. (Providence Hospital Inc.),
                 6% due 1/1/2013 .....................................................................    NR/A-         6,787,480
   7,750,000  Franklin County, OH GOs, 5 3/8% due 12/1/2020 ..........................................    Aaa/AAA       7,509,982
   7,500,000  Franklin County, OH Hospital Rev. (Riverside United Methodist Hospital),
                 5 3/4% due 5/15/2020 ................................................................    Aa/NR         7,385,175
   5,000,000  Hamilton County, OH Health Care System Rev. (Sisters of Charity Health Care),
                 6 1/4% due 5/15/2014 ................................................................    Aaa/AAA       5,226,200
   2,500,000  Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017 ............................    Aaa/AAA       2,465,950
   8,000,000  Hamilton, OH Electric System Mortgage Rev., 6% due 10/15/2023 ..........................    Aaa/AAA       8,147,680
   4,000,000  Hudson Local School District, OH GOs, 7.10% due 12/15/2013 .............................    A1/NR         4,447,600
   1,095,000  Lake County, OH Hospital Improvement Rev. (Lake Hospital System Inc.),
                 8% due 1/1/2013 .....................................................................    Aaa/AAA       1,127,138
   8,000,000  Lucas County, OH Hospital Improvement Rev. (The Toledo Hospital),
                 5% due 11/15/2010 ...................................................................    Aaa/AAA       7,557,600
   1,000,000  Montgomery County, OH Rev. (Sisters of Charity Health Care Systems, Inc.),
                 6 5/8% due 5/15/2021 ................................................................    Aaa/AAA       1,066,790
   5,000,000  Mount Vernon, OH Hospital Rev. (Knox Community Hospital), 7 7/8% due 6/1/2012 ..........    NR/NR         5,154,500
   2,500,000  Northeast, OH Regional Sewer District Wastewater Rev., 5.60% due 11/15/2013 ............    Aaa/AAA       2,503,925
   5,000,000  Ohio Air Quality Development Authority Pollution Control Rev. (Ohio Edison
                 Company Project), 7.45% due 3/1/2016 ................................................    Aaa/AAA       5,513,050
   2,000,000  Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric
                 Company Project), 5.45% due 1/1/2024 ................................................    Aaa/AAA       1,915,060
   6,500,000  Ohio Air Quality Development Authority Rev. (JMG Project), 6 3/8% due 1/1/2029* ........    Aaa/AAA       6,846,190
   2,000,000  Ohio State Building Authority Workers' Compensation Facilities
                 (William Green Building), 4 3/4% due 4/1/2014 .......................................    A/AA-         1,775,060
   3,000,000  Ohio State GOs Infrastructure Improvement, 6 1/2% due 8/1/2011 .........................    Aa1/AA+       3,221,250
   1,500,000  Ohio State Higher Educational Facilities Commission Mortgage Rev
                 (University of Dayton Project), 7 1/4% due 12/1/2012 ................................    Aaa/AAA       1,675,155
   3,000,000  Ohio State Higher Educational Facilities Commission Rev. (Oberlin College Project),
                 5 3/8% due 10/1/2015 ................................................................    NR/AA         2,949,180
   2,000,000  Ohio State Liquor Profits Rev., 6.85% due 3/1/2000 .....................................    Aaa/AAA       2,145,240
   7,000,000  Ohio State Public Facilities Commission Rev. (Higher Education Capital Facilities),
                 6.30% due 5/1/2006 ..................................................................    Aaa/AAA       7,447,440
   2,000,000  Ohio State Water Development Authority Rev. (Safe Water), 6 3/4% due 12/1/2007 .........    Aaa/AAA       2,098,240
   2,570,000  Ohio State Water Development Authority Rev. (Safe Water), 9 3/8% due 12/1/2010 .........    Aaa/AAA       3,180,735
   2,500,000  Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP
                 Steel, L.L.C. Project-- Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020* ......    Aa3/AA-       2,587,650
   8,000,000  Ohio State Water Development Authority Water Development Rev. (Dayton Power &
                 Light Co. Project), 6.40% due 8/15/2027 .............................................    Aa3/AA-       8,354,320


----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

                                               OHIO SERIES (continued)

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  8,000,000  Ohio Turnpike Commission, OH Turnpike Rev., 5.70% due 2/15/2017 ..........................    Aaa/AAA    $  8,019,360
   2,955,000  Pickerington Local School District, OH School Building Construction GOs,
                 8% due 12/1/2005 ......................................................................    Aaa/AAA       3,389,710
   4,000,000  Puerto Rico Highway &Transportation Authority Highway Rev., 5 1/2%, due 7/1/2036 .........    Baa1/A        3,784,480
     775,000  Toledo, OH Sewer System Rev., 7 3/4% due 11/15/2017 ......................................    Aaa/AAA         845,176
     560,000  Toledo, OH Waterworks Rev., 7 3/4% due 11/15/2017 ........................................    Aaa/AAA         610,708
   2,500,000  Twinsburg City School District, OH School Improvement GOs,
                 5.90% due 12/1/2021 ...................................................................    Aaa/AAA       2,532,275
   3,000,000  University of Toledo, OH General Receipts Bonds, 7.10% due 6/1/2010 ......................    Aaa/AAA       3,303,240
   2,000,000  Worthington City School District, OH School Building Construction & Improvement
                 GOs, 8 3/4% due 12/1/2002 .............................................................    Aaa/AAA       2,289,400
                                                                                                                       ------------
Total Municipal Bonds (Cost $152,982,046) -- 98.1% ..................................................................   160,101,283

Variable Rate Demand Notes (Cost $600,000) -- 0.4% ..................................................................       600,000

Other Assets Less Liabilities -- 1.5% ...............................................................................     2,552,234
                                                                                                                       ------------

NET ASSETS -- 100.0% ................................................................................................  $163,253,517
                                                                                                                       ============


                                                  OREGON SERIES

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  1,000,000  Albany, OR GOs Water Bonds, 6 5/8% due 11/1/2009 .........................................    Aaa/AAA    $  1,002,340
   2,000,000  Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016 .........................    Aaa/AAA       2,035,100
   1,000,000  Clackamas County, OR Hospital Facility Authority Rev. (Kaiser Permanente),
                 6 1/4% due 4/1/2021 ...................................................................    Aa3/AA        1,009,550
   1,500,000  Clackamas & Washington Counties, OR School District No. 3JT GOs
                 (West Linn-Wilsonville), 5 7/8% due 8/1/2009 ..........................................    A1/AA-        1,532,130
   1,000,000  Deschutes County Hospital Facility Authority, OR (St. Charles Medical Center),
                 7.60% due 1/1/2013 ....................................................................    A1/NR         1,039,110
     400,000  Emerald People's Utility District, OR Electric System Rev., 7.20% due 11/1/2006 ..........    Aaa/AAA         401,120
   2,000,000  Eugene, OR Electric Utility Rev., 5.80% due 8/1/2022 .....................................    Aaa/AAA       1,997,160
   1,500,000  Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009 ...............................    Aa1/AA-       1,500,240
     730,000  Eugene, OR Water Utility System Rev., 6.55% due 8/1/2003 .................................    A1/AA-          746,257
   1,000,000  Metropolitan Service District, OR GOs (Oregon Convention Center),
                 6 1/4% due 1/1/2013 ...................................................................    Aa/AA+        1,051,260
   1,250,000  Multnomah County School District, OR GOs, 6.80% due 12/15/2004 ...........................    Aa/A+         1,274,362
   1,750,000  Multnomah County School District, OR GOs, 5 1/2% due 6/1/2015 ............................    A1/A+         1,743,788
   2,000,000  North Clackamas Parks & Recreation District-Clackamas County, OR Rev
                 (Recreational Facilities), 5.70% due 4/1/2013 .........................................    NR/A-         1,985,220
   2,000,000  North Wasco County People's Utility District-Wasco County, OR Rev
                 (Bonneville Power Administration), 5.20% due 12/1/2024 ................................    Aa1/AA-       1,821,400
   2,500,000  Ontario, OR Hospital Facility Authority Health Facilities Rev. Catholic Health Corporation
                 (Dominican Sisters of Ontario Inc., dba Holy Rosary Hospital Project), 7% due 6/1/2012.    NR/NR         2,576,075


----------
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------

                            OREGON SERIES (continued)

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$    750,000  Ontario, OR Hospital Facility Authority Health Facilities Rev. Catholic Health
                 Corporation (Dominican Sisters of Ontario Inc., dba Holy Rosary Medical
                 Center Project), 6.10% due 11/15/2017 .................................................    A1/AA-     $    735,120
   1,000,000  Oregon Department of Transportation Regional Light Rail Extension Rev.,
                 6.20% due 6/1/2008 ....................................................................    Aaa/AAA       1,068,880
   2,850,000  Oregon Health, Housing, Educational &Cultural Facilities Authority Rev.
                 (Reed College Project), 5 3/8% due 7/1/2025 ...........................................    NR/A+         2,677,461
   1,250,000  Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028 ..............................    Aaa/AAA       1,174,725
      40,000  Oregon Housing Agency Mortgage Rev. (Single Family Mortgage Program),
                 7 3/8% due 7/1/2020* ..................................................................    Aa1/NR           40,943
   2,000,000  Oregon Housing & Community Services Department Housing & Finance Rev.
                 (Assisted or Insured Multi-Unit Program), 5 3/4% due 7/1/2012 .........................    A1/A+         1,979,380
     945,000  Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                 Mortgage Program), 5.65% due 7/1/2019* ................................................    Aa/NR           900,765
     905,000  Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                 Mortgage Program), 7% due 7/1/2022* ...................................................    Aa/NR           938,784
   1,785,000  Oregon State Fair & Exposition Center Rev., 7 3/8% due 10/1/2006 .........................    NR/NR         1,785,178
     500,000  Oregon State GOs (Veterans' Welfare), 9% due 10/1/2006 ...................................    Aa/AA           654,995
   1,500,000  Oregon State GOs (Veterans' Welfare), 5 7/8% due 10/1/2018 ...............................    Aa/AA         1,513,905
     500,000  Oregon State GOs (Alternate Energy Project), 8.40% due 1/1/2008 ..........................    Aa/AA           551,785
     250,000  Oregon State GOs (Elderly & Disabled Housing), 7.20% due 8/1/2021 ........................    Aa/AA           258,030
   1,000,000  Oregon State GOs (Elderly & Disabled Housing), 6.60% due 8/1/2022* .......................    Aa/AA         1,034,380
     500,000  Port of Portland, OR International Airport Rev., 6 1/4% due 7/1/2018* ....................    Aaa/AAA         512,930
   1,000,000  Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021* .....................    Aaa/AAA       1,095,220
     500,000  Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025* ....................    Aaa/AAA         490,980
   1,500,000  Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026* ....................    Aaa/AAA       1,441,710
   2,000,000  Portland, OR GOs, 5.60% due 6/1/2014 .....................................................    Aa/NR         2,009,900
   1,250,000  Portland, OR Hospital Facilities Authority Rev. (Legacy Health System),
                 6 5/8% due 5/1/2011 ...................................................................    Aaa/AAA       1,341,000
   3,000,000  Portland, OR Sewer System Rev., 6% due 10/1/2012 .........................................    Aaa/AAA       3,096,060
   1,000,000  Puerto Rico Highway & Transportation Authority Highway Rev., 5 1/2% due 7/1/2019 .........    Baa1/A          947,770
   1,000,000  Puerto Rico Highway &Transportation Authority Highway Rev., 5 1/2% due 7/1/2036 ..........    Baa1/A          946,120
     655,000  Puerto Rico Housing Finance Corp. (Single Family Mortgage Rev.),
                 6.85% due 10/15/2023 ..................................................................    Aaa/AAA         682,720
   1,000,000  Puerto Rico Ports Authority Rev., 7% due 7/1/2014* .......................................    Aaa/AAA       1,098,500
   1,000,000  Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2013 ................................    A/A+            990,380
   2,600,000  Salem, OR Pedestrian Safety Improvements GOs,  5 3/4% due 5/1/2011 .......................    Aaa/AAA       2,647,788
   1,000,000  Tri-County Metropolitan Transportation District of Oregon GOs (Light Rail Extension),
                 6% due 7/1/2012 .......................................................................    Aa/AA+        1,021,570


----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

                                           OREGON SERIES (continued)

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  1,110,000  Tualatin Development Commission, OR (Urban Renewal & Redevelopment),
                 7 3/8% due 1/1/2007 ................................................................    Baa1/NR       $  1,126,006
   2,000,000  Unified Sewerage Agency Washington County, OR Sewer Rev., 6 1/8% due 10/1/2012 .........   Aaa/AAA          2,080,040
                                                                                                                       ------------
Total Municipal Bonds (Cost $57,048,547) -- 99.4% ................................................................       58,558,137

Variable Rate Demand Notes (Cost $700,000) -- 1.2% ...............................................................          700,000

Other Assets Less Liabilities -- (0.6)% ..........................................................................         (372,870)
                                                                                                                       ------------
NET ASSETS -- 100.0% .............................................................................................     $ 58,885,267
                                                                                                                       ============


                                               SOUTH CAROLINA SERIES

     FACE                                                                                                  RATINGS        MARKET
    AMOUNT                                       MUNICIPAL BONDS                                         MOODY'S/S&P+      VALUE
    ------                                       ---------------                                         ------------      -----
$  1,125,000  Anderson County, SC GOs, 7 3/4% due 4/1/2009 ..............................................    A/A        $  1,179,911
   2,500,000  Anderson County, SC Hospital Rev. (Anderson Memorial Hospital), 5 1/4% due 2/1/2012 .......    Aaa/AAA       2,383,325
   1,500,000  Beaufort-Jasper Water & Sewer Authority, SC Waterworks & Sewer System Rev.,
                 6 1/2% due 3/1/2013 ....................................................................    Aaa/AAA       1,613,700
   3,800,000  Berkeley County, SC Water & Sewer Rev., 5.55% due 6/1/2016 ................................    Aaa/AAA       3,741,594
   3,000,000  Charleston County, SC Hospital Facilities Rev. (Bon Secours Health System Project),
                 5 5/8% due 8/15/2025 ...................................................................    Aaa/AAA       2,894,070
     745,000  Charleston County, SC Public Facilities Corp. Certificates of Participation,
                 7.15% due 2/1/2004 .....................................................................    A1/A            800,339
     770,000  Charleston County, SC Public Facilities Corp. Certificates of Participation,
                 7.15% due 8/1/2004 .....................................................................    A1/A            827,196
     800,000  Charleston County, SC Public Facilities Corp. Certificates of Participation,
                 7.20% due 2/1/2005 .....................................................................    A1/A            862,088
     750,000  Charleston, SC Waterworks & Sewer System Rev., 7 3/4% due 1/1/2011 ........................    Aaa/AAA         798,645
   2,500,000  Charleston, SC Waterworks & Sewer System Rev., 6% due 1/1/2012 ............................    A1/AA-        2,540,825
   1,500,000  Clemson University, SC Student & Faculty Housing Rev., 6.65% due 6/1/2011 .................    Aaa/AAA       1,608,900
   1,000,000  Clinton, SC Utility System Rev., 7.20% due 6/1/2011 .......................................    A/NR          1,076,930
   6,000,000  Darlington County, SC Industrial Development Rev. (Nucor Corporation Project),
                 5 3/4% due 8/1/2023* ...................................................................    A1/AA-        5,884,500
   2,000,000  Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project),
                 6% due 4/1/2026 ........................................................................    A2/A          2,000,320
   2,500,000  Fairfield County, SC Pollution Control Rev. (South Carolina Electric & Gas Company),
                 6 1/2% due 9/1/2014 ....................................................................    A1/A          2,657,750
   1,000,000  Georgetown County, SC Pollution Control Facilities Rev. (International Paper Company),
                 7 3/8% due 6/15/2005 ...................................................................    A3/A-         1,065,800
   3,000,000  Greenville Hospital System, SC Hospital Facilities Rev., 5 1/2% due 5/1/2016 ..............    Aa/AA-        2,905,530
   2,000,000  Greenville Hospital System, SC Hospital Facilities Rev., 5 1/4% due 5/1/2023 ..............    Aa/AA-        1,834,020
   3,000,000  Greenwood County, SC Hospital Facilities Rev. (Self Memorial Hospital),
                 5 7/8% due 10/1/2017 ...................................................................    Aaa/AAA       2,994,600
   2,425,000  Lancaster County, SC School District GOs, 6.60% due 7/1/2011 ..............................    Aaa/AAA       2,639,176
   2,600,000  Lancaster County, SC School District GOs, 6.60% due 7/1/2012 ..............................    Aaa/AAA       2,822,846

----------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------

                        SOUTH CAROLINA SERIES (continued)

     FACE                                                                                            RATINGS       MARKET
    AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P+   VALUE
    ------                                       ---------------                                    ------------   -----
$  2,000,000  Lancaster County, SC Waterworks & Sewer System Rev., 5 1/4% due 5/1/2021 ................   Aaa/AAA   $1,876,640
   2,720,000  Laurens County, SC Combined Utility System Rev., 5% due 1/1/2018 ........................   Aaa/AAA    2,471,310
   1,650,000  Laurens County, SC Combined Utility System Rev., 7 5/8% due 1/1/2018 ....................   Aaa/AAA    1,770,235
     500,000  Laurens County, SC Health Care System, 7.80% due 1/1/2008 ...............................   Aaa/AAA      532,160
   1,000,000  Lexington County School District No. 001, SC Certificates of Participation (Red Bank/
                 White Knoll Elementary Project), 7.10% due 9/1/2011 ..................................   Aaa/AAA    1,112,710
   1,000,000  Medical University South Carolina Hospital Facilities Rev., 5.60% due 7/1/2011 ..........   Aaa/AAA    1,012,950
   4,800,000  Mount Pleasant, SC Water & Sewer Rev., 6% due 12/1/2020 .................................   Aaa/AAA    4,851,984
   2,000,000  Myrtle Beach, SC Waterworks & Sewer System Rev., 5 1/4% due 3/1/2020 ....................   Aaa/AAA    1,872,100
   1,500,000  North Charleston Sewer District, SC Rev., 6 3/8% due 7/1/2012 ...........................   Aaa/AAA    1,643,625
   1,500,000  North Charleston Sewer District, SC Rev., 7 3/4% due 8/1/2018 ...........................   Aaa/AAA    1,622,580
   5,000,000  Oconee County, SC Pollution Control Facilities Rev. (Duke Power Co. Project),
                 5.80% due 4/1/2014 ...................................................................   Aa2/AA-    5,066,900
   1,250,000  Piedmont Municipal Power Agency, SC Electric Rev., 6 1/4% due 1/1/2021 ..................   Aaa/AAA    1,351,713
   4,000,000  Piedmont Municipal Power Agency, SC Electric Rev., 6.30% due 1/1/2022 ...................   Aaa/AAA    4,169,200
   1,000,000  Puerto Rico Highway &Transportation Authority Highway Rev., 5 1/2%, due 7/1/2036 ........   Baa1/A       946,120
   1,000,000  Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2022 ...............................   A/A+         962,950
   2,000,000  Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp Corp. Project),
                 7.45% due 4/1/2021* ..................................................................   A1/A-      2,194,680
   1,000,000  Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp Corp. Project),
                 7 1/8% due 9/1/2021* .................................................................   A1/A-      1,071,700
   1,000,000  Rock Hill, SC Combined Utilities System Rev., 8% due 1/1/2018 ...........................   Aaa/AAA    1,067,890
   5,000,000  Rock Hill, SC Combined Utilities System Rev., 5% due 1/1/2020 ...........................   Aaa/AAA    4,527,850
   1,000,000  St. Andrews, SC Public Service District Sewer Systems Rev., 7 3/4% due 1/1/2018 .........   Aaa/AAA    1,061,900
   6,000,000  SouthCarolina Public Service Authority Rev., 5 7/8% due 1/1/2023 ........................   Aaa/AAA    6,011,580
   2,000,000  SouthCarolina State, GOs 4 1/4% due 3/1/2009 ............................................   Aaa/AAA    1,812,320
   1,740,000  South Carolina State Housing Authority (Single Family Mortgage Purchase),
                 6.70% due 7/1/2010 ...................................................................   Aaa/AAA    1,770,189
     500,000  South Carolina State Housing Finance & Development Authority (Homeownership
                 Mortgage), 7.55% due 7/1/2011 ........................................................   Aa/AA       525,500
   2,305,000  South Carolina State Housing Finance & Development Authority Rental Housing Rev
                 (North Bluff Project), 5.60% due 7/1/2016 ............................................   NR/AA      2,222,135
   1,000,000  South Carolina State Housing Finance & Development Authority (Multi-Family
                 Development Rev.), 6 7/8% due 11/15/2023 .............................................   Aaa/NR     1,039,200
   4,000,000  Spartanburg,SCWater System Rev., 6.10% due 6/1/2021 .....................................   Aaa/AAA    4,078,600
   3,000,000  University of South Carolina Rev., 5 3/4% due 6/1/2026 ..................................   Aaa/AAA    2,995,470
   2,000,000  Western Carolina Regional Sewer Authority, SC Sewer System Rev., 5 1/2% due 3/1/2010 ....   Aaa/AAA    2,007,920
                                                                                                                    ----------
Total Municipal Bonds (Cost $105,281,042) -- 98.1% ............................................................... 108,782,176

Variable Rate Demand Notes (Cost $700,000) -- 0.6% ...............................................................     700,000

Other Assets Less Liabilities -- 1.3% ............................................................................   1,394,751
                                                                                                                  ------------
NET ASSETS -- 100.0% .............................................................................................$110,876,927
                                                                                                                  ============

----------

* Interest income earned from this security is subject to the federal alternative minimum tax.

+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

================================================================================
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                           NATIONAL       COLORADO
                                                                            SERIES          SERIES
                                                                         -----------   -----------
ASSETS:
Investments, at value (see portfolios of investments):
   Long-term holdings ................................................  $105,114,294   $50,833,137
   Short-term holdings ...............................................     2,900,000       800,000
                                                                        ------------   -----------
                                                                         108,014,294    51,633,137
Cash .................................................................       170,064        15,615
Interest receivable ..................................................     1,714,502       977,388
Receivable for Capital Stock sold ....................................        54,154        98,440
Expenses prepaid to shareholder
   service agent .....................................................        10,884         8,393
Receivable for securities sold .......................................            --         5,000
Other ................................................................         4,298         2,364
                                                                        ------------   -----------
Total Assets .........................................................   109,968,196    52,740,337
                                                                        ------------   -----------
LIABILITIES:
Payable for securities purchased .....................................     6,000,000            --
Dividend payable .....................................................       187,116        93,867
Payable for Capital Stock repurchased ................................        76,232        20,442
Accrued expenses, taxes, and other ...................................       111,495        75,899
                                                                        ------------   -----------
Total Liabilities ....................................................     6,374,843       190,208
                                                                        ------------   -----------
Net Assets ...........................................................  $103,593,353   $52,550,129
                                                                        ============   ===========
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ............................................................  $     12,821   $     7,193
  Class D ............................................................           627            35
Additional paid-in capital ...........................................   105,351,781    51,806,193
Undistributed/accumulated net realized
   gain (loss) .......................................................    (3,212,821)      (37,933)
Net unrealized appreciation of investments ...........................     1,440,945       774,641
                                                                        ------------   -----------
Net Assets ...........................................................  $103,593,353   $52,550,129
                                                                        ============   ===========
NET ASSETS:
  Class A ............................................................  $ 98,766,967   $52,295,116
  Class D ............................................................  $  4,826,386   $   255,013

SHARES OF CAPITAL STOCK OUTSTANDING:
($.001 par value):
  Class A ............................................................    12,820,977     7,192,957
  Class D ............................................................       627,103        35,095

NET ASSET VALUE PER SHARE:
  Class A ............................................................         $7.70         $7.27
  Class D ............................................................         $7.70         $7.27

                                                                          GEORGIA      LOUISIANA      MARYLAND
                                                                          SERIES        SERIES        SERIES
                                                                       ------------- ------------- -------------
ASSETS:
Investments, at value (see portfolios of investments):
   Long-term holdings ................................................   $51,081,918   $56,440,667   $54,412,595
   Short-term holdings ...............................................       400,000       200,000       700,000
                                                                         -----------   -----------   -----------
                                                                          51,481,918    56,640,667    55,112,595
Cash .................................................................        44,568       244,646        14,235
Interest receivable ..................................................       951,563       954,068     1,109,581
Receivable for Capital Stock sold ....................................         1,401            --         6,264
Expenses prepaid to shareholder
   service agent .....................................................        10,512         6,705         8,126
Receivable for securities sold .......................................     1,000,000            --        20,000
Other ................................................................         2,269         2,184         2,521
                                                                         -----------   -----------   -----------
Total Assets .........................................................    53,492,231    57,848,270    56,273,322
                                                                         -----------   -----------   -----------
LIABILITIES:
Payable for securities purchased .....................................            --            --            --
Dividend payable .....................................................        93,359       107,873       100,973
Payable for Capital Stock repurchased ................................           402         6,016         4,533
Accrued expenses, taxes, and other ...................................        76,105        80,700        79,537
                                                                         -----------   -----------   -----------
Total Liabilities ....................................................       169,866       194,589       185,043
                                                                         -----------   -----------   -----------
Net Assets ...........................................................   $53,322,365   $57,653,681   $56,088,279
                                                                         ===========   ===========   ===========
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ............................................................   $     6,481   $     7,014   $     6,765
  Class D ............................................................           295            48           256
Additional paid-in capital ...........................................    51,668,780    54,950,313    53,723,904
Undistributed/accumulated net realized
   gain (loss) .......................................................       178,936       755,285       228,454
Net unrealized appreciation of investments ...........................     1,467,873     1,941,021     2,128,900
                                                                         -----------   -----------   -----------
Net Assets ...........................................................   $53,322,365   $57,653,681   $56,088,279
                                                                         ===========   ===========   ===========
NET ASSETS:
  Class A ............................................................   $50,994,847   $57,264,452   $54,041,025
  Class D ............................................................   $ 2,327,518   $   389,229   $ 2,047,254

SHARES OF CAPITAL STOCK OUTSTANDING:
($.001 par value):
  Class A ............................................................     6,481,361     7,014,115     6,765,277
  Class D ............................................................       295,222        47,689       256,089

NET ASSET VALUE PER SHARE:
  Class A ............................................................         $7.87         $8.16         $7.99
  Class D ............................................................         $7.88         $8.16         $7.99

----------
See Notes to Financial Statements.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------

                                                                      MASSACHUSETTS      MICHIGAN       MINNESOTA
                                                                          SERIES          SERIES          SERIES
                                                                     ----------------  -------------   -------------
ASSETS:
Investments, at value (see portfolios of investments):
   Long-term holdings ...............................................   $108,505,352    $146,276,241   $ 126,846,292
   Short-term holdings ..............................................      1,200,000         900,000              --
                                                                        ------------    ------------    ------------
                                                                         109,705,352     147,176,241     126,846,292
Cash ................................................................        422,466          96,761          12,629
Interest receivable .................................................      1,828,352       2,840,280       1,973,254
Receivable for Capital Stock sold ...................................          6,490          35,574          14,311
Expenses prepaid to shareholder
   service agent ....................................................         14,412          17,005          14,513
Receivable for securities sold ......................................             --              --              --
Other ...............................................................          4,722           6,323           6,181
                                                                        ------------    ------------    ------------
Total Assets ........................................................    111,981,794     150,172,184     128,867,180
                                                                        ------------    ------------    ------------
LIABILITIES:
Payable for securities purchased ....................................             --              --              --
Dividend payable ....................................................        207,742         280,244         243,987
Payable for Capital Stock repurchased ...............................        382,723          92,823         280,721
Accrued expenses, taxes, and other ..................................        114,756         134,805         133,454
                                                                        ------------    ------------    ------------
Total Liabilities ...................................................        705,221         507,872         658,162
                                                                        ------------    ------------    ------------
Net Assets ..........................................................   $111,276,573    $149,664,312   $ 128,209,018
                                                                        ============    ============    ============
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ...........................................................   $     14,004    $     17,517   $      16,423
  Class D ...........................................................            179             176             265
Additional paid-in capital ..........................................    107,489,251     142,471,611     123,539,415
Undistributed/accumulated net realized
   gain (loss) ......................................................      1,077,717       1,592,754      (1,439,428)
Net unrealized appreciation of investments ..........................      2,695,422       5,582,254       6,092,343
                                                                        ------------    ------------    ------------
Net Assets ..........................................................   $111,276,573    $149,664,312   $ 128,209,018
                                                                        ============    ============    ============
NET ASSETS:
  Class A ...........................................................   $109,871,715    $148,178,147   $ 126,173,076
  Class D ...........................................................   $  1,404,858    $  1,486,165   $   2,035,942

SHARES OF CAPITAL STOCK OUTSTANDING:
($.001 par value):
  Class A ...........................................................     14,003,651      17,517,430      16,423,181
  Class D ...........................................................        179,157         175,819         264,940

NET ASSET VALUE PER SHARE:
  Class A ...........................................................          $7.85           $8.46           $7.68
  Class D ...........................................................          $7.84           $8.45           $7.68



                                                                           MISSOURI       NEW YORK         OHIO
                                                                            SERIES         SERIES         SERIES
                                                                        -------------  -------------  --------------
ASSETS:
Investments, at value (see portfolios of investments):
   Long-term holdings ...............................................    $48,609,875    $ 81,855,649    $160,101,283
   Short-term holdings ..............................................      1,100,000         900,000         600,000
                                                                         -----------    ------------   -------------
                                                                          49,709,875      82,755,649     160,701,283
Cash ................................................................         55,634          31,854         102,181
Interest receivable .................................................        985,185       1,365,926       2,919,914
Receivable for Capital Stock sold ...................................         11,098          21,898          46,193
Expenses prepaid to shareholder
   service agent ....................................................          5,442          10,877          21,257
Receivable for securities sold ......................................             --              --              --
Other ...............................................................          2,307           3,264           6,929
                                                                         -----------    ------------   -------------
Total Assets ........................................................     50,769,541      84,189,468     163,797,757
                                                                         -----------    ------------   -------------
LIABILITIES:
Payable for securities purchased ....................................             --              --              --
Dividend payable ....................................................         88,459         155,790         306,479
Payable for Capital Stock repurchased ...............................         99,916          62,008          89,597
Accrued expenses, taxes, and other ..................................         74,735         100,112         148,164
                                                                         -----------    ------------   -------------
Total Liabilities ...................................................        263,110         317,910         544,240
                                                                         -----------    ------------   -------------
Net Assets ..........................................................    $50,506,431    $ 83,871,558    $163,253,517
                                                                         ===========    ============   =============
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ...........................................................    $     6,474    $     10,372    $     20,051
  Class D ...........................................................             73             144             124
Additional paid-in capital ..........................................     48,336,311      81,147,321     154,733,440
Undistributed/accumulated net realized
   gain (loss) ......................................................        543,363         215,289       1,380,665
Net unrealized appreciation of investments ..........................      1,620,210       2,498,432       7,119,237
                                                                         -----------    ------------   -------------
Net Assets ..........................................................    $50,506,431    $ 83,871,558    $163,253,517
                                                                         ===========    ============   =============
NET ASSETS:
  Class A ...........................................................    $49,940,979    $ 82,719,213    $162,242,942
  Class D ...........................................................    $   565,452    $  1,152,345    $  1,010,575

SHARES OF CAPITAL STOCK OUTSTANDING:
($.001 par value):
  Class A ...........................................................      6,473,717      10,371,788      20,050,368
  Class D ...........................................................         73,284         144,353         124,288

NET ASSET VALUE PER SHARE:
  Class A ...........................................................          $7.71           $7.98           $8.09
  Class D ...........................................................          $7.72           $7.98           $8.13



                                                                           OREGON      SOUTH CAROLINA
                                                                           SERIES          SERIES
                                                                           ------          ------
ASSETS:
Investments, at value (see portfolios of investments):
Long-term holdings                                                       $58,558,137    $108,782,176
   Short-term holdings                                                       700,000         700,000
                                                                         -----------    ------------
                                                                          59,258,137     109,482,176
Cash                                                                          25,828          25,502
Interest receivable                                                        1,219,258       1,760,507
Receivable for Capital Stock sold                                             21,540          55,140
Expenses prepaid to shareholder
   service agent                                                               8,533          14,343
Receivable for securities sold                                                    --              --
Other                                                                          2,668           4,530
                                                                         -----------    ------------
Total Assets                                                              60,535,964     111,342,198
                                                                         -----------    ------------

LIABILITIES:
Payable for securities purchased                                           1,443,311              --
Dividend payable                                                             106,403         197,654
Payable for Capital Stock repurchased                                         21,432         156,061
Accrued expenses, taxes, and other                                            79,551         111,556
                                                                         -----------    ------------
Total Liabilities                                                          1,650,697         465,271
                                                                         -----------    ------------
Net Assets                                                               $58,885,267    $110,876,927
                                                                         ===========    ============
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A                                                                $     7,499    $     13,400
  Class D                                                                        201             337
Additional paid-in capital                                                57,085,025     105,654,559
Undistributed/accumulated net realized
   gain (loss)                                                               282,952       1,707,497
Net unrealized appreciation of investments                                 1,509,590       3,501,134
                                                                         -----------    ------------
Net Assets                                                               $58,885,267    $110,876,927
                                                                         ===========    ============
NET ASSETS:
  Class A                                                                $57,345,429    $108,163,191
  Class D                                                                $ 1,539,838    $  2,713,736

SHARES OF CAPITAL STOCK OUTSTANDING:
($.001 par value):
  Class A                                                                  7,498,730      13,400,425
  Class D                                                                    201,500         336,525

NET ASSET VALUE PER SHARE:
  Class A                                                                      $7.65           $8.07
  Class D                                                                      $7.64           $8.06


================================================================================
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                               NATIONAL       COLORADO       GEORGIA      LOUISIANA     MARYLAND
                                                SERIES         SERIES        SERIES        SERIES        SERIES

                                              ----------   ------------- -------------  -----------   -------------
INVESTMENT INCOME:
Interest ..................................   $6,267,187   $ 3,162,333    $3,288,852    $3,608,436    $3,339,274
                                               ---------     ---------     ---------     ---------     ---------
EXPENSES:
Management fees ...........................      523,545       267,392       285,693       301,833       283,435
Shareholder account services ..............      121,990        65,683        67,100        68,235        73,379
Distribution and service fees .............      109,177        52,511        75,161        62,786        65,575
Auditing and legal fees ...................       32,702        38,344        34,213        35,670        34,196
Custody and related services ..............       26,997         6,355        13,117        12,922         9,187
Registration ..............................       18,874         4,224         4,991         4,629         7,353
Shareholder reports and communications ....       12,558         9,381         6,226         7,607         7,755
Trustees' fees and expenses ...............        4,670         4,966         4,306         4,382         4,390
Miscellaneous .............................        5,048         4,757         3,372         1,882         3,294
                                               ---------     ---------     ---------     ---------      --------
Total expenses ............................      855,561       453,613       494,179       499,946       488,564
                                               ---------     ---------     ---------     ---------      --------
Net investment income .....................    5,411,626     2,708,720     2,794,673     3,108,490     2,850,710
                                               ---------     ---------     ---------     ---------    ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments....    1,270,012       230,074       234,736       764,403       237,843
Net change in unrealized appreciation
  of investments ..........................      477,663      (404,283)      574,897       (27,213)      207,699
                                               ---------     ---------     ---------     ---------        ------
Net gain (loss) on investments ............    1,747,675      (174,209)      809,633       737,190       445,542
                                               ---------     ---------     ---------     ---------       -------
Increase in Net Assets from
  Operations ..............................   $7,159,301   $ 2,534,511    $3,604,306   $ 3,845,680    $3,296,252
                                               =========     =========     =========    ==========    ==========
----------
See Notes to Financial Statements.

================================================================================
                                           For the Year Ended September 30, 1996
--------------------------------------------------------------------------------

                                               MASSACHUSETTS   MICHIGAN       MINNESOTA      MISSOURI      NEW YORK        OHIO
                                                  SERIES        SERIES         SERIES         SERIES        SERIES        SERIES
                                               ------------   ------------- -------------  -----------   -------------  -----------
INVESTMENT INCOME:
Interest ..................................   $ 6,894,794    $ 9,206,730    $ 8,270,642    $ 2,994,894    $5,090,734   $ 10,227,494
                                                ---------      ---------      ---------      ---------     ---------     ----------
EXPENSES:
Management fees ...........................       571,658        759,311        659,120        254,770       423,159        839,336
Shareholder account services ..............       152,595        178,366        174,478         60,686        87,366        190,504
Distribution and service fees .............       118,706        163,525        148,374         54,939        82,699        172,600
Auditing and legal fees ...................        35,220         35,626         37,098         36,904        32,702         33,866
Custody and related services ..............        19,533         25,707         30,532         11,344        16,444         36,248
Registration ..............................         8,336          6,770          3,706          4,615         5,798          5,293
Shareholder reports and communications.....         9,731         10,446         17,163         10,387         8,126         16,136
Trustees' fees and expenses ...............         4,545          4,534          4,566          4,342         4,532          4,564
Miscellaneous .............................         5,200         10,136          5,923          3,211         4,355          6,744
                                                ---------      ---------     ----------      ---------     ---------      ---------
Total expenses ............................       925,524      1,194,421      1,080,960        441,198       665,181      1,305,291
                                                ---------      ---------      ---------      ---------     ---------      ---------
Net investment income .....................     5,969,270      8,012,309      7,189,682      2,553,696     4,425,553      8,922,203
                                                ---------      ---------      ---------      ---------     ---------      ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments....     1,211,500      1,595,202     (1,345,678)       702,168     1,161,126      1,396,965
Net change in unrealized appreciation
  of investments ..........................      (502,191)      (620,275)      (718,882)      (147,019)       36,180     (1,059,760)
                                                  -------        -------     ----------        -------     ---------        -------
Net gain (loss) on investments ............       709,309        974,927     (2,064,560)       555,149     1,197,306        337,205
                                                  -------        -------     ----------        -------     ---------        -------
Increase in Net Assets from
  Operations ..............................   $ 6,678,579    $ 8,987,236    $ 5,125,122    $ 3,108,845    $5,622,859   $  9,259,408
                                                =========      =========      =========      =========     =========      =========



                                                              SOUTH
                                                OREGON       CAROLINA
                                                SERIES        SERIES

INVESTMENT INCOME:                           -----------      ---------
Interest .................................   $ 3,636,740    $ 6,744,056
                                             -----------     ----------
EXPENSES:
Management fees ..........................       301,447        567,688
Shareholder account services .............        76,118        135,214
Distribution and service fees ............        72,961        130,776
Auditing and legal fees ..................        37,556         33,902
Custody and related services .............        18,134         31,792
Registration .............................         2,915          2,408
Shareholder reports and communications....        11,334         14,069
Trustees' fees and expenses ..............         4,336          4,321
Miscellaneous ............................         4,260          4,942
                                               ---------      ---------
Total expenses ...........................       529,061        925,112
                                               ---------      ---------
Net investment income ....................     3,107,679      5,818,944
                                               ---------      ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments...       286,078      1,720,268
Net change in unrealized appreciation
  of investments .........................      (342,324)       (81,642)
                                                --------        -------
Net gain (loss) on investments ...........       (56,246)     1,638,626
                                                --------        -------
Increase in Net Assets from
  Operations .............................   $ 3,051,433    $ 7,457,570
                                               =========      =========

----------
See Notes to Financial Statements.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       NATIONAL SERIES               COLORADO SERIES
                                       ---------------               ---------------
                                  YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,
                                  ------------------------      ------------------------
                                     1996           1995          1996           1995
                                     ----           ----          ----           ----
OPERATIONS:
Net investment income..........   $5,411,626     $5,912,049     $2,708,720   $2,945,189
Net realized gain (loss) on
  investments..................    1,270,012     (4,331,294)       230,074      318,881
Net change in unrealized
  appreciation/depreciation of
  investments..................      477,663     10,223,855       (404,283)   1,121,736
                                 -----------    -----------     ----------   ----------
Increase in Net Assets from
Operations.....................    7,159,301     11,804,610      2,534,511    4,385,806
                                 -----------    -----------     ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
    Class A....................   (5,337,292)    (5,878,199)    (2,698,764)  (2,940,344)
    Class D....................      (74,334)       (33,850)        (9,956)      (4,845)
Net realized gain on
investments:
    Class A....................           --             --             --           --
    Class D....................           --             --             --           --
                                 -----------    -----------     ----------   ----------
Decrease in Net Assets from
 Distributions..................  (5,411,626)    (5,912,049)    (2,708,720)  (2,945,189)
                                 -----------    -----------     ----------   ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of
  shares:
   Class A.....................    6,105,129      2,851,364      1,368,525    1,419,305
   Class D.....................      940,723        885,065         56,953      102,710
Net asset value of shares issued
 in payment of dividends:
   Class A.....................    2,793,160      3,020,506      1,465,852     1,614,670
   Class D.....................       56,590         23,901          5,835         3,014
Exchanged from associated
 Funds:
   Class A.....................   30,244,931      9,766,862      1,429,514       523,761
   Class D.....................    8,276,409        835,262          1,923            --
Net asset value of shares issued
 in payment of gain distribution:
   Class A.....................           --             --             --            --
   Class D.....................           --             --             --            --
                                 -----------    -----------     ----------    ----------
Total..........................   48,416,942     17,382,960      4,328,602     3,663,460
                                 -----------    -----------     ----------    ----------
Cost of shares repurchased:
   Class A.....................  (13,127,822)   (18,952,660)    (5,606,419)   (7,041,417)
   Class D.....................     (326,631)      (112,028)        (1,000)      (10,731)
Exchanged into associated Funds:
   Class A.....................  (33,145,022)    (9,700,508)    (1,047,428)   (1,293,621)
   Class D.....................   (5,370,882)      (931,548)            --        (1,000)
                                 -----------    -----------     ----------    ----------
Total..........................  (51,970,357)   (29,696,744)    (6,654,847)   (8,346,769)
                                 -----------    -----------     ----------    ----------
Decrease in Net Assets
   from Capital Share
Transactions...................  (3,553,415)   (12,313,784)    (2,326,245)    (4,683,309)
                                 -----------    -----------     ----------    ----------
Increase (Decrease) in Net
 Assets.........................  (1,805,740)    (6,421,223)    (2,500,454)   (3,242,692)
                                 -----------    -----------     ----------    ----------
NET ASSETS:

Beginning of year..............  105,399,093    111,820,316     55,050,583    58,293,275
                                 -----------    -----------     ----------   -----------
End of year.................... $103,593,353   $105,399,093   $ 52,550,129  $ 55,050,583
                                ============   ============   ============  ============

----------
See Notes to Financial Statements.

================================================================================

--------------------------------------------------------------------------------

                                                GEORGIA SERIES               LOUISIANA SERIES
                                                --------------               ----------------
                                            YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,
                                            ------------------------      ------------------------
                                               1996           1995          1996               1995
                                               ----           ----          ----               ----
OPERATIONS:
Net investment income ...............   $  2,794,673    $  3,154,534     $ 3,108,490       $ 3,363,531
Net realized gain (loss) on
  investments .......................        234,736         362,501         764,403           468,171
Net change in unrealized
  appreciation/depreciation of
  investments .......................        574,897       3,043,005         (27,213)        2,190,601
                                        ------------    ------------    ------------      ------------
Increase in Net Assets from
Operations ..........................      3,604,306       6,560,040       3,845,680         6,022,303
                                        ------------    ------------    ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
    Class A .........................     (2,697,792)     (3,090,529)     (3,091,821)       (3,335,643)
    Class D .........................        (96,881)        (64,005)        (16,669)          (27,888)
Net realized gain on
 investments:
    Class A .........................       (395,597)       (831,300)       (467,263)
    Class D .........................        (14,504)        (13,226)         (3,540)          (12,456)
                                        ------------    ------------    ------------      ------------
Decrease in Net Assets from
 Distributions .......................   (3,204,774)     (3,999,060)     (3,579,293)       (4,452,407)
                                        ------------    ------------    ------------      ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of
shares:
    Class A .........................      2,193,735       2,570,447       2,360,417         1,592,654
    Class D .........................      1,001,710       1,264,930          95,464            65,763
Net asset value of shares issued
 in payment of dividends:
    Class A .........................      1,741,886       1,976,148       1,645,661         1,855,635
    Class D .........................         77,107          57,730          10,639            23,376
Exchanged from associated
Funds:
    Class A .........................        290,528       1,271,396           4,573           250,945
    Class D .........................          7,853             250            --                --
Net asset value of shares issued
 in payment of gain distribution:
    Class A .........................        304,162         644,018         317,865           766,089
    Class D .........................         13,827          12,212           3,070             9,263
                                        ------------    ------------    ------------      ------------
Total ...............................      5,630,808       7,797,131       4,437,689         4,563,725
                                        ------------    ------------    ------------      ------------
Cost of shares repurchased:
    Class A .........................    (10,153,419)    (10,210,900)     (8,844,981)       (5,202,189)
    Class D .........................       (419,468)       (125,984)       (185,368)         (354,393)
Exchanged into associated
Funds:
    Class A .........................     (1,457,061)     (2,507,796)       (467,638)         (269,863)
    Class D .........................       (435,462)        (71,202)         (5,400)             --
                                        ------------    ------------    ------------      ------------
Total ...............................    (12,465,410)    (12,915,882)     (9,503,387)       (5,826,445)
                                        ------------    ------------    ------------      ------------
Decrease in Net Assets
from Capital Share
Transactions ........................     (6,834,602)     (5,118,751)     (5,065,698)       (1,262,720)
                                        ------------    ------------    ------------      ------------
Increase (Decrease) in Net ..........     (6,435,070)     (2,557,771)     (4,799,311)          307,176
Assets
NET ASSETS:
Beginning of year ...................     59,757,435      62,315,206      62,452,992        62,145,816
                                        ------------    ------------    ------------      ------------
End of year .........................   $ 53,322,365    $ 59,757,435    $ 57,653,681      $ 62,452,992
                                        ============    ============    ============      ============


                                                 MARYLAND SERIES            MASSACHUSETTS SERIES
                                                 ---------------            --------------------
                                            YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,
                                            ------------------------      ------------------------
                                               1996           1995          1996           1995
                                               ----           ----          ----           ----
OPERATIONS:
Net investment income ................. $  2,850,710    $  3,008,028    $   5,969,270      $   6,394,660
Net realized gain (loss) on
  investments .........................      237,843         236,106        1,211,500          1,446,650
Net change in unrealized
  appreciation/depreciation of
  investments .........................      207,699       2,550,147         (502,191)         2,623,425
                                        ------------    ------------    -------------      -------------
Increase in Net Assets from ...........    3,296,252       5,794,281        6,678,579         10,464,735
                                        ------------    ------------    -------------      -------------
Operations
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
    Class A ...........................   (2,793,641)     (2,986,376)      (5,917,218)        (6,351,161)
    Class D ...........................      (57,069)        (21,652)         (52,052)           (43,499)
Net realized gain on
investments:
    Class A ...........................     (237,764)       (980,988)      (1,556,813)          (490,162)
    Class D ...........................       (3,924)         (7,361)         (12,717)            (4,647)
                                        ------------    ------------    -------------      -------------
Decrease in Net Assets from ...........   (3,092,398)     (3,996,377)      (7,538,800)        (6,889,469)
                                        ------------    ------------    -------------      -------------
Distributions
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of
shares:
    Class A ...........................    2,002,265       1,825,028        3,289,916          3,096,538
    Class D ...........................    1,482,760         365,965          664,274            618,045
Net asset value of shares
 issued in payment of dividends:
    Class A ...........................    1,630,540       1,711,454        3,456,082          3,662,542
    Class D ...........................       47,295          14,257           33,741             33,446
Exchanged from associated
Funds:
    Class A ...........................    1,117,092       1,329,821        4,648,026          5,018,822
    Class D ...........................         --            15,045          180,514             70,140
Net asset value of shares issued
 in payment of gain distribution:
    Class A ...........................      175,287         716,294        1,131,226            373,978
    Class D ...........................        3,460           5,227            9,793              4,460
                                        ------------    ------------    -------------      -------------
Total .................................    6,458,699       5,983,091       13,413,572         12,877,971
                                        ------------    ------------    -------------      -------------
Cost of shares repurchased:
    Class A ...........................   (6,209,930)     (6,866,029)     (12,032,238)       (14,533,095)
    Class D ...........................     (122,344)       (132,593)        (239,034)          (126,610)
Exchanged into associated
Funds:
    Class A ...........................   (1,151,307)     (1,469,104)      (5,473,480)        (5,616,572)
    Class D ...........................      (10,726)        (80,763)        (133,437)          (824,191)
                                        ------------    ------------    -------------      -------------
Total .................................   (7,494,307)     (8,548,489)     (17,878,189)       (21,100,468)
                                        ------------    ------------    -------------      -------------

Decrease in Net Assets
from Capital Share ....................   (1,035,608)     (2,565,398)      (4,464,617)        (8,222,497)
                                        ------------    ------------    -------------      -------------
Transactions                                                                                  (4,647,231)
Increase (Decrease) in Net Assets......     (831,754)       (767,494)      (5,324,838)
NET ASSETS:
Beginning of year .....................   56,920,033      57,687,527      116,601,411        121,248,642
                                        ------------    ------------    -------------      -------------
End of year ........................... $ 56,088,279    $ 56,920,033    $ 111,276,573      $ 116,601,411
                                        ============    ============    =============      =============
                                                                              43

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                       MICHIGAN SERIES           MINNESOTA SERIES
                                       ---------------           ----------------
                                  YEAR ENDED SEPTEMBER 30,   YEAR ENDED SEPTEMBER 30,
                                  ------------------------   ------------------------
                                     1996           1995          1996           1995
                                     ----           ----          ----           ----
OPERATIONS:
Net investment income..........   $8,012,309     $8,244,445     $7,189,682   $7,901,996
Net realized gain (loss) on
  investments..................    1,595,202      2,565,892     (1,345,678)     250,044
Net change in unrealized
  appreciation/depreciation of
  investments..................     (620,275)     2,886,770       (718,882)   1,679,385
                                 -----------    -----------     ----------   ----------
Increase in Net Assets from
Operations.....................    8,987,236     13,697,107      5,125,122    9,831,425
                                 -----------    -----------     ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
    Class A....................   (7,945,727)   (8,206,113)    (7,091,290)   (7,807,472)
    Class D....................      (66,582)      (38,332)       (98,392)      (94,524)
Net realized gain on
investments:
    Class A....................   (2,526,473)     (775,115)      (339,461)     (243,727)
    Class D....................      (24,970)       (3,791)        (5,862)       (3,101)
                                 -----------   -----------     ----------    ----------
Decrease in Net Assets from
Distributions..................  (10,563,752)   (9,023,351)    (7,535,005)   (8,148,824)
                                 -----------   -----------     ----------    ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of
  shares:
   Class A.....................    5,017,723      6,333,074      5,136,193    4,204,185
   Class D.....................      643,962        580,729        355,058      859,498
Net asset value of shares issued
 in payment of dividends:
   Class A.....................    4,892,727      5,053,914      4,809,942    5,253,143
   Class D.....................       43,735         30,472         74,558       63,245
Exchanged from associated
Funds:
   Class A.....................    2,197,763        864,699        496,211    1,435,131
   Class D.....................      210,059        104,572         48,646      159,356
Net asset value of shares issued
 in payment of gain distribution:
   Class A.....................    1,901,806        582,931        270,799      192,123
   Class D.....................       21,146          3,281          4,666        2,291
                                 -----------    -----------     ----------   ----------
Total..........................   14,928,921     13,553,672     11,196,073   12,168,972
                                 -----------    -----------     ----------   ----------
Cost of shares repurchased:
   Class A.....................  (13,211,454)   (14,573,617)   (13,463,390) (12,629,875)
   Class D.....................     (368,116)      (181,421)      (507,655)    (277,761)
Exchanged into associated Funds:
   Class A.....................   (2,652,409)    (2,418,114)    (1,423,552)  (2,382,699)
   Class D.....................     (217,280)      ( 58,666)      (135,371)    (247,272)
                                 -----------    -----------     ----------  -----------
Total..........................  (16,449,259)   (17,231,818)   (15,529,968) (15,537,607)
                                 -----------    -----------     ----------  -----------
Decrease in Net Assets
   from Capital Share
Transactions...................   (1,520,338)    (3,678,146)    (4,333,895)  (3,368,635)
                                 -----------    -----------     ----------  -----------
Increase (Decrease) in Net
Assets.........................   (3,096,854)       995,610     (6,743,778)  (1,686,034)

NET ASSETS:

Beginning of year..............  152,761,166    151,765,556    134,952,796  136,638,830
                                ------------   ------------   ------------ ------------
End of year.................... $149,664,312   $152,761,166   $128,209,018 $134,952,796
                                ============   ============   ============ ============

----------
See Notes to Financial Statements.

================================================================================

--------------------------------------------------------------------------------

                                       MISSOURI SERIES           NEW YORK SERIES
                                  ------------------------   ------------------------
                                  YEAR ENDED SEPTEMBER 30,   YEAR ENDED SEPTEMBER 30,
                                  ------------------------   ------------------------
                                     1996           1995          1996           1995
                                     ----           ----          ----           ----
OPERATIONS:
Net investment income..........   $2,553,696     $2,737,886     $4,425,553   $4,773,085
Net realized gain (loss) on
  investments..................      702,168        331,360      1,161,126     (945,837)
Net change in unrealized
  appreciation/depreciation of
  investments..................     (147,019)     2,085,364         36,180    5,008,458
                                 -----------    -----------     ----------   ----------
Increase in Net Assets from
Operations.....................    3,108,845      5,154,610      5,622,859    8,835,706
                                 -----------    -----------     ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
    Class A....................   (2,529,631)   (2,720,786)    (4,381,889)   (4,746,318)
    Class D....................      (24,065)      (17,100)       (43,664)      (26,767)
Net realized gain on
investments:
    Class A....................     (477,820)     (491,076)            --    (1,996,017)
    Class D....................       (5,541)       (3,310)            --       (10,892)
                                 -----------   -----------     ----------    ----------
Decrease in Net Assets from
Distributions..................   (3,037,057)   (3,232,272)    (4,425,553)   (6,779,994)
                                 -----------   -----------     ----------    ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of
  shares:
   Class A.....................    2,604,871      1,490,314      3,350,809    5,616,771
   Class D.....................      354,207        221,573        411,499      157,609
Net asset value of shares issued
 in payment of dividends:
   Class A.....................    1,314,503      1,401,213      2,485,560    2,634,442
   Class D.....................       15,852         12,801         31,604       21,246
Exchanged from associated
Funds:
   Class A.....................       90,007        365,314      3,161,968    2,263,947
   Class D.....................       44,301             --        184,854      364,576
Net asset value of shares issued
 in payment of gain distribution:
   Class A.....................      311,188        321,122             --    1,604,994
   Class D.....................        2,649          3,144             --        9,747
                                 -----------    -----------     ----------   ----------
Total..........................    4,737,578      3,815,481      9,626,294   12,673,332
                                 -----------    -----------     ----------   ----------
Cost of shares repurchased:
   Class A.....................   (4,836,102)    (6,123,870)    (9,268,664) (15,940,087)
   Class D.....................     (304,921)        70,945)      (258,544)    (156,491)
Exchanged into associated Funds:
   Class A.....................     (788,552)      (814,682)    (2,173,151)  (5,149,991)
   Class D.....................      (57,294)      ( 15,500)      (116,722)      (7,500)
                                 -----------    -----------     ----------  -----------
Total..........................   (5,986,869)    (7,024,997)   (11,817,081) (21,254,069)
                                 -----------    -----------     ----------  -----------
Decrease in Net Assets
   from Capital Share
Transactions...................   (1,249,291)    (3,209,516)    (2,190,787)  (8,580,737)
                                 -----------    -----------     ----------  -----------
Increase (Decrease) in Net
Assets.........................   (1,177,503)    (1,287,178)      (993,481)  (6,525,025)

NET ASSETS:

Beginning of year..............   51,683,934     52,971,112     84,865,039   91,390,064
                                ------------   ------------   ------------ ------------
End of year.................... $ 50,506,431   $ 51,683,934   $ 83,871,558 $ 84,865,039
                                ============   ============   ============ ============


                                           OHIO SERIES             OREGON SERIES
                                  ------------------------   --------------------------
                                  YEAR ENDED SEPTEMBER 30,   YEAR ENDED SEPTEMBER 30,
                                  ------------------------   --------------------------
                                     1996           1995          1996             1995
                                     ----           ----          ----             ----
OPERATIONS:
Net investment income..........   $8,922,203     $9,431,883     $3,107,679   $3,208,270
Net realized gain (loss) on
  investments..................    1,396,965        810,038        286,078       70,060
Net change in unrealized
  appreciation/depreciation of
  investments..................   (1,059,760)     5,388,960       (342,324)   1,780,874
                                 -----------    -----------     ----------   ----------
Increase in Net Assets from
Operations.....................    9,259,408     15,630,881      3,051,433    5,059,204
                                 -----------    -----------     ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
    Class A....................   (8,882,222)   (9,410,971)     (3,041,984)  (3,154,482)
    Class D....................      (39,981)      (20,912)        (65,695)     (53,788)
Net realized gain on
investments:
    Class A....................     (794,088)   (1,594,353)        (61,975)    (140,983)
    Class D....................       (3,482)       (3,594)         (1,566)      (2,232)
                                 -----------   -----------      ----------    ---------
Decrease in Net Assets from
Distributions..................   (9,719,773)  (11,029,830)     (3,171,220)  (3,351,485)
                                 -----------   -----------      ----------   ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of
  shares:
   Class A.....................    4,520,137      4,802,866      3,453,799    3,693,429
   Class D.....................      348,741        277,972        410,708      897,335
Net asset value of shares issued
 in payment of dividends:
   Class A.....................    5,490,252      5,871,637      1,922,589    1,966,334
   Class D.....................       34,422         17,037         51,715       38,946
Exchanged from associated
Funds:
   Class A.....................      939,551        787,632        554,373      884,994
   Class D.....................        4,272         28,117         21,324           --
Net asset value of shares issued
 in payment of gain distribution:
   Class A.....................      599,050      1,221,569         46,901      107,524
   Class D.....................        3,281          3,510          1,353        1,995
                                 -----------    -----------     ----------   ----------
Total..........................   11,939,706     13,010,340      6,462,762    7,590,557
                                 -----------    -----------     ----------   ----------
Cost of shares repurchased:
   Class A.....................  (16,177,726)   (15,867,883)    (7,135,242)  (6,179,880)
   Class D.....................      (24,324)       (10,683)      (304,546)    (210,837)
Exchanged into associated Funds:
   Class A.....................   (2,863,802)    (2,675,846)      (932,697)  (2,472,172)
   Class D.....................      (10,486)            --       (129,221)    (118,837)
                                 -----------    -----------     ----------  -----------
Total..........................  (19,076,338)   (18,554,412)    (8,501,706)  (8,981,726)
                                 -----------    -----------     ----------  -----------
Decrease in Net Assets
   from Capital Share
Transactions...................   (7,136,632)    (5,544,072)    (2,038,944)  (1,391,169)
                                 -----------    -----------     ----------  -----------
Increase (Decrease) in Net
Assets.........................   (7,596,997)      (943,021)    (2,158,731)     316,550

NET ASSETS:

Beginning of year..............  170,850,514    171,793,535     61,043,998   60,727,448
                                ------------   ------------   ------------ ------------
End of year.................... $163,253,517   $170,850,514   $ 58,885,267 $ 61,043,998
                                ============   ============   ============ ============

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                   SOUTH CAROLINA SERIES
                                  ------------------------
                                  YEAR ENDED SEPTEMBER 30,
                                  ------------------------
                                     1996           1995
                                     ----           ----
OPERATIONS:
Net investment income..........   $5,818,944     $6,032,145
Net realized gain (loss) on
  investments..................    1,720,268        255,806
Net change in unrealized
  appreciation/depreciation of
  investments..................      (81,642)     5,014,984
                                 -----------    -----------
Increase in Net Assets from
Operations.....................    7,457,570     11,302,935
                                 -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
    Class A....................   (5,721,911)   (5,962,919)
    Class D....................      (97,033)      (69,226)
Net realized gain on
investments:
    Class A....................     (253,251)     (207,068)
    Class D....................       (5,029)       (2,607)
                                 -----------   -----------
Decrease in Net Assets from
Distributions..................   (6,077,224)   (6,241,820)
                                 -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of
  shares:
   Class A.....................    7,339,428      7,883,988
   Class D.....................    1,431,442        440,392
Net asset value of shares issued
 in payment of dividends:
   Class A.....................    3,322,251      3,428,206
   Class D.....................       85,491         56,548
Exchanged from associated
Funds:
   Class A.....................      844,016      1,353,402
   Class D.....................           --         89,667
Net asset value of shares issued
 in payment of gain distribution:
   Class A.....................      195,931        162,756
   Class D.....................        4,927          2,494
                                 -----------    -----------
Total..........................   13,223,486     13,417,453
                                 -----------    -----------
Cost of shares repurchased:
   Class A.....................  (14,837,001)   (17,698,986)
   Class D.....................     (519,148)      (360,978)
Exchanged into associated Funds:
   Class A.....................   (2,478,917)    (2,826,362)
   Class D.....................      (16,928)       (78,655)
                                 -----------    -----------
Total..........................  (17,851,994)   (20,964,981)
                                 -----------    -----------
Decrease in Net Assets
   from Capital Share
Transactions...................   (4,628,508)    (7,547,528)
                                 -----------    -----------
Increase (Decrease) in Net
Assets.........................   (3,248,162)    (2,486,413)

NET ASSETS:

Beginning of year..............  114,125,089    116,611,502
                                ------------   ------------
End of year.................... $110,876,927   $114,125,089
                                ============   ============

----------
See Notes to Financial Statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. Seligman Municipal Fund Series, Inc., formerly, Seligman Tax-Exempt Fund Series, Inc., (the "Fund") consists of 13 separate series: the "National Series," the "Colorado Series," the "Georgia Series," the "Louisiana Series," the "Maryland Series," the "Massachusetts Series," the "Michigan Series," the "Minnesota Series," the "Missouri Series," the "New York Series," the "Ohio Series," the "Oregon Series," and the "South Carolina Series." Each Series of the Fund offers two classes of shares. All shares existing prior to February 1, 1994, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSC") of 1% on redemptions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL of 1% imposed on certain redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

2. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:

a. All tax-exempt securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. There is no provision for federal income or excise tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Dividends are declared daily and paid monthly.

c. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each cla 3/4 Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such cla 3/4 For the year ended September 30, 1996, distribution and service fees were the only class-specific expenses.

e. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, and capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund. At September 30, 1996, realized capital gains for federal tax purposes exceeded realized capital gains for financial statement purposes for the Minnesota Series by $1,439,428.

3. Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1996, were as follows:

    SERIES                                       PURCHASES                 SALES
    ------                                       ---------                 -----
National                                       $35,263,857           $35,494,531
Colorado                                         6,405,600             9,330,531
Georgia                                          9,037,810            16,811,229
Louisiana                                        5,957,485            11,484,148
Maryland                                         3,512,218             3,033,100
Massachusetts                                   29,288,895            33,926,280
Michigan                                        29,300,120            32,144,653
Minnesota                                       34,276,811            34,781,821
Missouri                                         3,961,250             6,838,449
New York                                        21,560,440            24,099,490
Ohio                                            21,170,955            28,708,510
Oregon                                          17,038,668            18,193,093
South Carolina                                  23,148,520            27,825,391

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

At September 30, 1996, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:


                                 TOTAL               TOTAL
                              UNREALIZED          UNREALIZED
    SERIES                  APPRECIATION         DEPRECIATION
  --------                ----------------     ----------------
National                    $2,838,707           $1,397,762
Colorado                     2,370,526            1,595,885
Georgia                      1,988,118              520,245
Louisiana                    2,472,756              531,735
Maryland                     2,470,422              341,522
Massachusetts                3,579,573              884,151
Michigan                     5,702,789              120,535
Minnesota                    6,826,658              734,315
Missouri                     2,053,138              432,928
New York                     2,879,723              381,291
Ohio                         7,847,432              728,195
Oregon                       1,775,249              265,659
South Carolina               3,868,077              366,943


4. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series' average daily net assets.

Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for the sale of Class A shares:



                           DISTRIBUTOR DEALER
 SERIES                       CONCESSIONS                     COMMISSIONS
 -----                        -----------                     -----------
National                          $15,618                       $120,046
Colorado                            6,810                         50,693
Georgia                            10,864                         82,566
Louisiana                          11,649                         85,328
Maryland                           10,368                         73,461
Massachusetts                      13,360                         93,885
Michigan                           21,956                        161,994
Minnesota                          22,738                        168,882
Missouri                            7,979                         61,487
New York                           11,497                         86,499
Ohio                               20,073                        150,807
Oregon                             13,323                        100,702
South Carolina                     32,649                        237,864

The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to Class A shares under which service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. For the year ended September 30, 1996, the Distributor charged such fees to the Fund pursuant to the Plan as follows:

                                                             ANNUALIZED
                                TOTAL FEES                  % OF AVERAGE
 SERIES                            PAID                      NET ASSETS
 -----                          ----------                   ----------
National                          $91,913                         .09%
Colorado                           50,124                         .10
Georgia                            51,150                         .09
Louisiana                          58,864                         .10
Maryland                           51,901                         .10
Massachusetts                     106,702                         .10
Michigan                          148,323                         .10
Minnesota                         126,825                         .10
Missouri                           49,092                         .10
New York                           72,626                         .09
Ohio                              163,554                         .10
Oregon                             57,596                         .10
South Carolina                    107,885                         .10

The Fund has a Plan with respect to Class D shares under which service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on a annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 1996, fees paid equivalent to 1% per annum of the average daily net assets of Class D shares were as follows:

 SERIES                                   SERIES
 ------                                   ------
National                    $17,264      Minnesota                   $21,549
Colorado                      2,387      Missouri                      5,847
Georgia                      24,011      New York                     10,073
Louisiana                     3,922      Ohio                          9,046
Maryland                     13,674      Oregon                       15,365
Massachusetts                12,004      South Carolina               22,891
Michigan                     15,202

The Distributor is entitled to retain any CDSL imposed on certain redemptions of Class D shares occurring within one year of purchase. For the year ended September 30, 1996, such charges were as follows:

 SERIES                                   SERIES
 ------                                   ------

National                     $1,933      Minnesota                     $ 258
Georgia                         280      Missouri                      1,486
Louisiana                       131      New York                      1,810
Maryland                        370      Oregon                          192
Massachusetts                   641      South Carolina                3,624
Michigan                      1,551

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Fund shares, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 1996, Seligman Services, Inc. received commis-sions from sales of shares of each Series and distribution and service fees pursuant to the Plan, as follows:


                                                        DISTRIBUTION AND
 SERIES                        COMMISSIONS                SERVICE FEES
 ------                       -------------          ---------------------
National                          $1,736                       $6,257
Colorado                           4,437                        2,997
Georgia                              525                          667
Louisiana                             --                          647
Maryland                           1,251                        1,399
Massachusetts                        689                        2,555
Michigan                           1,315                        2,656
Minnesota                          1,717                        2,122
Missouri                           1,754                        3,149
New York                           2,144                        8,922
Ohio                               2,276                        2,929
Oregon                               763                          797
South Carolina                     2,229                        1,484

Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

 SERIES                                   SERIES
 ------                                   ------
National                   $121,990      Minnesota                  $174,478
Colorado                     65,683      Missouri                     60,686
Georgia                      67,100      New York                     87,366
Louisiana                    68,235      Ohio                        190,504
Maryland                     73,379      Oregon                       76,118
Massachusetts               152,595      South Carolina              135,214
Michigan                    178,366

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

Fees of $46,000 were incurred by the Fund for the legal services of Sullivan & Cromwell, a member of which firm is a director of the Fund.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid. The annual cost of such fees and interest is included in directors' fees and expenses, and the accumulated balances thereof at September 30, 1996, are as follows:


SERIES                                   SERIES
-----                                    -----
National                    $16,686      Minnesota                   $14,084
Colorado                     10,266      Missouri                     10,266
Georgia                       9,586      New York                     14,084
Louisiana                    11,203      Ohio                         14,084
Maryland                     11,203      Oregon                       10,083
Massachusetts                14,084      South Carolina                9,586
Michigan                     13,582

5. In accordance with current federal income tax law, each of the Series' net realized capital gains and losses are considered separately for purposes of determining taxable capital gains. At September 30, 1996, the net loss carryforwards for the National and Colorado Series amounted to $3,212,821 and $37,933, respectively, which are available for offset against future taxable net gains, expiring in various amounts through 2004. Accordingly, no capital gain distributions are expected to be paid to shareholders of the National and Colorado Series until net capital gains have been realized in excess of the available capital loss carryforwards.

6. The Fund has 1,300,000,000 shares of Capital Stock authorized. At September 30, 1996, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:


                                       NATIONAL SERIES                 COLORADO SERIES           GEORGIA SERIES
                                  ---------------------------   -----------------------    -------------------------
                                           YEAR ENDED                 YEAR ENDED                  YEAR ENDED
                                          SEPTEMBER 30,               SEPTEMBER 30,              SEPTEMBER 30,
                                  ---------------------------   ------------------------   -------------------------
                                      1996            1995          1996        1995            1996         1995
                                  -------------    ----------   ------------- ----------   -------------  ----------
Sale of shares:
     Class A .....................    787,838       390,656     186,485       197,677       278,594       342,804
     Class D .....................    122,738       119,342       7,709        14,107       125,912       168,888
Shares issued in payment
  of dividends:
     Class A .....................    362,598       414,132     200,194       226,321       221,658       263,035
     Class D .....................      7,360         3,246         799           424         9,793         7,605
Exchanged from associated Funds:
     Class A .....................  3,977,611     1,396,452     197,002        73,282        36,617       169,875
     Class D .....................  1,084,989       122,280         258          --           1,004            32
Shares issued in payment
  of gain distributions:
     Class A .....................       --            --          --            --          38,308        94,017
     Class D .....................       --            --          --            --           1,739         1,780
                                    ---------     ---------    --------     ---------     ---------     ---------
Total                               6,343,134     2,446,108     592,447       511,811       713,625     1,048,036
                                    ---------     ---------    --------     ---------     ---------     ---------
Shares repurchased:
     Class A ..................... (1,709,147)   (2,610,634)   (766,043)     (997,269)   (1,294,735)   (1,363,466)
     Class D .....................    (42,115)      (14,877)       (139)       (1,468)      (53,212)      (16,580)
Exchanged into associated Funds:
     Class A ..................... (4,341,083)   (1,359,162)   (142,468)     (185,668)     (185,879)     (337,410)
     Class D .....................   (706,332)     (131,648)       --            (136)      (55,816)       (9,351)
                                    ---------     ---------    --------     ---------     ---------     ---------
Total ............................ (6,798,677)   (4,116,321)   (908,650)   (1,184,541)   (1,589,642)   (1,726,807)
                                    ---------     ---------    --------     ---------     ---------     ---------
Decrease in shares ...............   (455,543)   (1,670,213)   (316,203)     (672,730)     (876,017)     (678,771)
                                    =========     =========    ========     =========     =========     =========

================================================================================

--------------------------------------------------------------------------------

                                                     LOUISIANA SERIES            MARYLAND SERIES          MASSACHUSETTS SERIES
                                                ---------------------------- -----------------------    -------------------------
                                                        YEAR ENDED                   YEAR ENDED                 YEAR ENDED
                                                        SEPTEMBER 30,               SEPTEMBER 30,              SEPTEMBER 30,
                                                ---------------------------- -----------------------    -------------------------
                                                     1996            1995       1996         1995           1996           1995
                                                -------------    ----------  ----------   ----------     -----------   ----------
Sale of shares:
    Class A ...................................      289,128     203,544     251,027       235,573       420,626       399,337
    Class D ...................................       11,771       8,145     187,262        46,497        84,893        80,201
Shares issued in payment of dividends:
    Class A ...................................      201,153     235,011     203,932       222,065       439,779       475,382
    Class D ...................................        1,298       2,969       5,928         1,836         4,303         4,357
Exchanged from associated Funds:
    Class A ...................................          559      32,811     138,972       174,666       598,715       643,216
    Class D ...................................         --          --          --           1,883        23,224         8,872
Shares issued in payment of gain distributions:
    Class A ...................................       38,670     104,944      21,748       101,029       142,832        51,797
    Class D ...................................          374       1,269         429           737         1,238           618
                                                  ----------    --------    --------    ----------    ----------    ----------
   Total ......................................      542,953     588,693     809,298       784,286     1,715,610     1,663,780
                                                  ----------    --------    --------    ----------    ----------    ----------
Shares repurchased:
     Class A ..................................   (1,076,395)   (660,838)   (777,341)     (892,644)   (1,532,595)   (1,900,781)
     Class D ..................................      (22,258)    (43,956)    (15,227)      (16,759)      (29,941)      (16,608)
Exchanged into associated Funds:
     Class A ..................................      (56,582)    (34,105)   (144,008)     (192,205)     (700,147)     (722,628)
     Class D ..................................         (657)       --        (1,335)      (10,109)      (17,262)     (108,292)
                                                  ----------    --------    --------    ----------    ----------    ----------
Total .........................................   (1,155,892)   (738,899)   (937,911)   (1,111,717)   (2,279,945)   (2,748,309)
                                                  ----------    --------    --------    ----------    ----------    ----------
Decrease in shares ............................     (612,939)   (150,206)   (128,613)     (327,431)     (564,335)   (1,084,529)
                                                  ==========    ========    ========    ==========    ==========    ==========


                                                      MICHIGAN SERIES             MINNESOTA SERIES            MISSOURI SERIES
                                                ---------------------------- -----------------------    -------------------------
                                                        YEAR ENDED                   YEAR ENDED                 YEAR ENDED
                                                        SEPTEMBER 30,               SEPTEMBER 30,              SEPTEMBER 30,
                                                ---------------------------- -----------------------    -------------------------
                                                     1996            1995         1996         1995           1996           1995
                                                -------------    ----------    ----------   --------    ------------   ----------
Sale of shares:
     Class A ..................................      590,794        757,584       662,567     544,854      336,439       199,885
     Class D ..................................       75,571         69,200        45,645     111,851       45,866        28,871
Shares issued in payment of dividends:
     Class A ..................................      577,449        607,709       622,155     681,571      170,657       187,773
     Class D ..................................        5,165          3,659         9,641       8,190        2,059         1,688
Exchanged from associated Funds:
     Class A ..................................      261,523        104,833        63,682     186,606       11,737        49,003
     Class D ..................................       24,587         12,331         6,252      20,768        5,683          --
Shares issued in payment of gain distributions:
     Class A ..................................      222,433         75,509        34,629      26,068       40,153        46,811
     Class D ..................................        2,476            425           597         310          342           458
                                                  ----------    -----------   ----------- -----------   ----------    ----------
Total .........................................    1,759,998      1,631,250     1,445,168   1,580,218      612,936       514,489
                                                  ----------    -----------   ----------- -----------   ----------    ----------
Shares repurchased:
     Class A ..................................   (1,562,041)    (1,759,378)  (1,744,913)  (1,640,906)    (626,785)     (829,527)
     Class D ..................................      (43,655)       (22,079)     (65,660)     (35,960)     (40,183)       (9,384)
Exchanged into associated Funds:
     Class A ..................................     (314,340)      (293,434)    (183,451)    (308,844)    (102,871)     (108,014)
     Class D ..................................      (25,575)        (7,254)     (17,466)     (32,624)      (7,345)       (2,017)
                                                  ----------    -----------   ----------  -----------   ----------    ----------
Total .........................................   (1,945,611)    (2,082,145)  (2,011,490)  (2,018,334)    (777,184)     (948,942)
                                                  ----------    -----------   ----------  -----------   ----------    ----------
Decrease in shares ............................     (185,613)      (450,895)   (566,322)     (438,116)    (164,248)     (434,453)
                                                  ==========    ===========   ==========   ==========   ==========    ==========

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

                                                       NEW YORK SERIES                 OHIO SERIES               OREGON SERIES
                                                  ------------------------      -----------------------    ------------------------
                                                           YEAR ENDED                   YEAR ENDED                YEAR ENDED
                                                          SEPTEMBER 30,                SEPTEMBER 30,             SEPTEMBER 30,
                                                  ------------------------      -----------------------    ------------------------
                                                      1996         1995            1996         1995           1996           1995
                                                  ----------    ----------      ----------    ---------     ---------       -------

SALE OF SHARES:
   Class A ....................................      420,183       759,986       556,577       607,544       449,036       491,549
   Class D ....................................       51,905        20,328        42,516        35,134        53,330       119,881
    Shares issued in payment of dividends:
   Class A ....................................      311,826       346,619       676,616       742,966       250,740       263,145
   Class D ....................................        3,961         2,790         4,228         2,142         6,750         5,200
    Exchanged from associated Funds:
   Class A ....................................      396,166       307,438       115,979       100,205        72,458       117,527
   Class D ....................................       22,805        46,880           522         3,512         2,730          --
Shares issued in payment of gain distributions:
   Class A ....................................         --         233,284        73,144       166,200         6,052        15,449
   Class D ....................................         --           1,417           399           476           175           287
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Total .........................................    1,206,846     1,718,742     1,469,981     1,658,179       841,271     1,013,038
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Shares repurchased:
   Class A ....................................   (1,161,173)   (2,115,969)   (1,993,888)   (2,013,198)     (932,734)     (827,019)
   Class D ....................................      (31,991)      (20,029)       (2,985)       (1,314)      (39,953)      (27,866)
    Exchanged into associated Funds:
   Class A ....................................     (273,410)     (706,020)     (354,919)     (340,747)     (122,134)     (344,772)
   Class D ....................................      (14,800)         (980)       (1,268)         --         (16,869)      (15,720)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Total .........................................   (1,481,374)   (2,842,998)   (2,353,060)   (2,355,259)   (1,111,690)   (1,215,377)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Decrease in shares ............................     (274,528)   (1,124,256)     (883,079)     (697,080)     (270,419)     (202,339)
                                                  ==========    ==========    ==========    ==========    ==========    ==========


                                                      SOUTH CAROLINA SERIES
                                                   ----------------------------
                                                           YEAR ENDED
                                                           SEPTEMBER 30,
                                                   ----------------------------
                                                         1996          1995
                                                   -----------    ----------
 Sale of shares:
     Class A ...................................      909,638     1,022,961
     Class D ...................................      179,334        56,814
 Shares issued in payment of dividends:
     Class A ...................................      412,361       444,222
     Class D ...................................       10,618         7,314
 Exchanged from associated Funds:
     Class A ...................................      104,833       173,490
     Class D ...................................         --          12,150
 Shares issued in payment of gain distributions:
     Class A ...................................       24,100        22,923
     Class D ...................................          607           351
                                                   ----------    ----------
Total ..........................................    1,641,491     1,740,225
                                                   ----------    ----------
Shares repurchased:
     Class A ...................................   (1,840,951)   (2,310,043)
     Class D ...................................      (65,796)      (46,819)
 Exchanged into associated Funds:
     Class A ...................................     (308,319)     (376,197)
     Class D ...................................       (2,110)      (10,186)
                                                   ----------    ----------
Total ..........................................   (2,217,176)   (2,743,245)
                                                   ----------    ----------
Decrease in shares .............................     (575,685)   (1,003,020)
                                                   ==========    ==========
52

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Fund's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from a Class' beginning net asset value to the ending net asset value so that they may understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts, based on average shares outstanding.

     The total return based on net asset value measures each Class' performance assuming investors purchased shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of each Series. The total returns for periods of less than one year are not annualized.


NATIONAL SERIES                                                                        CLASS A
                                                                  ------------------------------------------------

PER SHARE OPERATING                                                           YEAR ENDED SEPTEMBER 30,
                                                                  ------------------------------------------------
  PERFORMANCE:                                                1996        1995         1994          1993         1992
                                                              ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $7.58       $7.18        $8.72         $8.07        $7.90
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income...................................       0.40        0.40         0.41          0.45         0.48
Net realized and unrealized gain (loss).................       0.12        0.40        (1.04)         0.78         0.20
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.52        0.80        (0.63)         1.23         0.68
Dividends paid or declared..............................      (0.40)      (0.40)       (0.41)        (0.45)       (0.48)
Distributions from net gain realized....................         --          --        (0.50)        (0.13)       (0.03)
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............       0.12        0.40        (1.54)         0.65         0.17
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $7.70       $7.58        $7.18         $8.72        $8.07
                                                          =========   =========    =========     =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         6.97%      11.48%      (7.83)%        16.00%        8.84%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      0.80%       0.86%        0.85%         0.86%        0.77%
Net investment income to average net assets.............      5.19%       5.46%        5.30%         5.49%        6.02%
Portfolio turnover......................................     33.99%      24.91%       24.86%        72.68%       63.99%
Net assets, end of period (000s omitted)................    $98,767    $104,184     $111,374      $136,394     $132,130



                                                                              CLASS D
                                                            -------------------------------------
                                                                   YEAR ENDED           2/1/94**
PER SHARE OPERATING                                               SEPTEMBER 30,           TO
PERFORMANCE:                                                     ----------------

                                                                1996        1995        9/30/94
                                                                ----        ----        -------
Net asset value, beginning of period....................        $7.57       $7.18        $8.20
                                                            ---------   ---------    ---------
Net investment income...................................         0.33        0.32         0.22
Net realized and unrealized gain (loss).................         0.13        0.39        (1.02)
                                                            ---------   ---------    ---------
Increase (decrease) from investment operations..........         0.46        0.71        (0.80)
Dividends paid or declared..............................        (0.33)      (0.32)       (0.22)
Distributions from net gain realized....................           --          --          --
                                                            ---------   ---------    ---------
Net increase (decrease) in net asset value..............         0.13        0.39        (1.02)
                                                            ---------   ---------    ---------
Net asset value, end of period..........................        $7.70       $7.57        $7.18
                                                            =========   =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                           6.13%      10.17%      (9.96)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................        1.67%       1.95%        1.76%+
Net investment income to average net assets.............        4.27%       4.40%        4.37%+
Portfolio turnover......................................       33.99%      24.91%       24.86%++
Net assets, end of period (000s omitted)................       $4,826      $1,215        $446



----------
See footnotes on page 59.

================================================================================
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

COLORADO SERIES
                                                                              CLASS A
                                                          ------------------------------------------------

PER SHARE OPERATING                                                           YEAR ENDED SEPTEMBER 30,
PERFORMANCE:                                              ------------------------------------------------
                                                              1996        1995         1994          1993         1992
                                                              ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $7.30       $7.09        $7.76         $7.34        $7.22
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income...................................       0.37        0.38         0.37          0.39         0.42
Net realized and unrealized gain (loss).................      (0.03)       0.21        (0.59)         0.49         0.12
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.34        0.59        (0.22)         0.88         0.54
Dividends paid or declared..............................      (0.37)      (0.38)       (0.37)        (0.39)       (0.42)
Distributions from net gain realized....................         --          --        (0.08)        (0.07)          --
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............      (0.03)       0.21        (0.67)         0.42         0.12
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $7.27       $7.30        $7.09         $7.76        $7.34
                                                          =========   =========    =========     =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         4.76%       8.56%      (2.92)%        12.54%        7.74%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      0.85%       0.93%        0.86%         0.90%        0.81%
Net investment income to average net assets.............      5.07%       5.31%        5.06%         5.21%        5.81%
Portfolio turnover......................................     12.39%      14.70%       10.07%        14.09%       23.22%
Net assets, end of period (000s omitted)................    $52,295     $54,858      $58,197       $67,912      $64,900




COLORADO SERIES                                                            CLASS D
                                                                -----------------------------
                                                                 YEAR ENDED           2/1/94**
PER SHARE OPERATING                                             SEPTEMBER 30,           TO
                                                              ----------------
  PERFORMANCE:                                                1996        1995        9/30/94
                                                              ----        ----        -------
Net asset value, beginning of period....................      $7.29       $7.09        $7.72
                                                          ---------   ---------    ---------
Net investment income...................................       0.31        0.30         0.20
Net realized and unrealized gain (loss).................      (0.02)       0.20        (0.63)
                                                          ---------   ---------    ---------
Increase (decrease) from investment operations..........       0.29        0.50        (0.43)
Dividends paid or declared..............................      (0.31)      (0.30)       (0.20)
Distributions from net gain realized....................         --          --           --
                                                          ---------   ---------    ---------
Net increase (decrease) in net asset value..............      (0.02)       0.20        (0.63)
                                                          ---------   ---------    ---------
Net asset value, end of period..........................      $7.27       $7.29        $7.09
                                                          =========   =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         3.95%       7.26%      (5.73)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      1.75%       2.02%        1.78%+
Net investment income to average net assets.............      4.17%       4.23%        4.05%+
Portfolio turnover......................................     12.39%      14.70%       10.07%++
Net assets, end of period (000s omitted)................       $255        $193          $96


GEORGIA SERIES                                                                         CLASS A
PER SHARE OPERATING                                               ------------------------------------------------
  PERFORMANCE
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                                  ------------------------------------------------
                                                              1996        1995         1994          1993         1992
                                                              ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $7.81       $7.48        $8.43         $7.85        $7.63
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income*..................................       0.39        0.39         0.41          0.43         0.46
Net realized and unrealized gain (loss).................       0.11        0.43        (0.86)         0.62         0.25
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.50        0.82        (0.45)         1.05         0.71
Dividends paid or declared..............................      (0.39)      (0.39)       (0.41)        (0.43)       (0.46)
Distributions from net gain realized....................      (0.05)      (0.10)       (0.09)        (0.04)       (0.03)
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............       0.06        0.33        (0.95)         0.58         0.22
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $7.87       $7.81        $7.48         $8.43        $7.85
                                                          =========   =========    =========     =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         6.56%      11.66%      (5.52)%        13.96%        9.64%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets*.........................      0.83%       0.91%        0.73%         0.63%        0.47%
Net investment income to average net assets*............      4.94%       5.26%        5.21%         5.34%        5.95%
Portfolio turnover......................................     16.24%       3.36%       19.34%        12.45%       10.24%
Net assets, end of period (000s omitted)................    $50,995     $57,678      $61,466       $64,650      $44,585
Without management fee waiver and expense
  reimbursement:*
Net investment income per share.........................                  $0.39        $0.40         $0.40        $0.43
Ratios:
Expenses to average net assets..........................                  0.96%        0.93%         0.93%        0.87%
Net investment income to average net assets.............                  5.21%        5.01%         5.04%        5.55%


GEORGIA SERIES                                                                  CLASS D
PER SHARE OPERATING                                                -----------------------------
PERFORMANCE                                                          YEAR ENDED           2/1/94**
                                                                   SEPTEMBER 30,           TO
                                                                   ----------------
                                                                   1996        1995        9/30/94
                                                                   ----        ----        -------
Net asset value, beginning of period....................           $7.82       $7.49        $8.33
                                                               ---------   ---------    ---------
Net investment income*..................................            0.32        0.32         0.22
Net realized and unrealized gain (loss).................            0.11        0.43        (0.84)
                                                               ---------   ---------    ---------
Increase (decrease) from investment operations..........            0.43        0.75        (0.62)
Dividends paid or declared..............................           (0.32)      (0.32)       (0.22)
Distributions from net gain realized....................           (0.05)      (0.10)          --
                                                               ---------   ---------    ---------
Net increase (decrease) in net asset value..............            0.06        0.33        (0.84)
                                                               ---------   ---------    ---------
Net asset value, end of period..........................           $7.88       $7.82        $7.49
                                                               =========   =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                              5.60%      10.58%      (7.57)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets*.........................           1.73%       1.90%        1.76%+
Net investment income to average net assets*............           4.03%       4.28%        4.28%+
Portfolio turnover......................................          16.24%       3.36%       19.34%++
Net assets, end of period (000s omitted)................          $2,327      $2,079         $849
Without management fee waiver and expense
  reimbursement:*
Net investment income per share.........................                       $0.31        $0.21
Ratios:
Expenses to average net assets..........................                       1.95%        1.90%+
Net investment income to average net assets.............                       4.23%        4.15%+


----------
See footnotes on page 59.

================================================================================

--------------------------------------------------------------------------------

                                                                                      CLASS A
                                                                  ----------------------------------------------------
LOUISIANA SERIES
PER SHARE OPERATING                                                           YEAR ENDED SEPTEMBER 30,
                                                                  ----------------------------------------------------
  PERFORMANCE:                                                1996        1995         1994          1993         1992
                                                              ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $8.14       $7.94        $8.79         $8.38        $8.18
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income...................................       0.42        0.43         0.44          0.46         0.49
Net realized and unrealized gain (loss).................       0.08        0.34        (0.77)         0.51         0.24
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.50        0.77        (0.33)         0.97         0.73
Dividends paid or declared..............................      (0.42)      (0.43)       (0.44)        (0.46)       (0.49
Distributions from net gain realized....................      (0.06)      (0.14)       (0.08)        (0.10)       (0.04
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............       0.02        0.20        (0.85)         0.41         0.20
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $8.16       $8.14        $7.94         $8.79        $8.38
                                                          =========   =========    =========     =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         6.32%      10.30%      (3.83)%        12.10%        9.13%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      0.82%       0.89%        0.87%         0.87%        0.80%
Net investment income to average net assets.............      5.15%       5.44%        5.31%         5.40%        5.89%
Portfolio turnover......................................     10.08%       4.82%       17.16%         9.21%       25.45%
Net assets, end of period (000s omitted)................    $57,264     $61,988      $61,441       $67,529      $57,931



                                                                         CLASS D
                                                          ------------------------------------
                                                                  YEAR ENDED           2/1/94**
PER SHARE OPERATING                                              SEPTEMBER 30,           TO
  PERFORMANCE:                                                 ----------------
                                                               1996        1995        9/30/94
                                                               ----        ----        -------
Net asset value, beginning of period....................       $8.14       $7.94        $8.73
                                                           ---------   ---------    ---------
Net investment income...................................        0.35        0.35         0.24
Net realized and unrealized gain (loss).................        0.08        0.34        (0.79)
                                                           ---------   ---------    ---------
Increase (decrease) from investment operations..........        0.43        0.69        (0.55)
Dividends paid or declared..............................       (0.35)      (0.35)       (0.24)
Distributions from net gain realized....................       (0.06)      (0.14)         --
                                                           ---------   ---------    ---------
Net increase (decrease) in net asset value..............        0.02        0.20        (0.79)
                                                           ---------   ---------    ---------
Net asset value, end of period..........................       $8.16       $8.14        $7.94
                                                           =========   =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                          5.37%       9.17%      (6.45)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................       1.72%       1.91%        1.78%+
Net investment income to average net assets.............       4.25%       4.41%        4.33%+
Portfolio turnover......................................      10.08%       4.82%       17.16%++
Net assets, end of period (000s omitted)................        $389        $465         $704


MARYLAND SERIES                                                                        CLASS A
                                                            ------------------------------------------------

PER SHARE OPERATING                                                           YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                              ------------------------------------------------
                                                             1996        1995         1994          1993         1992
                                                             ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $7.96       $7.71        $8.64         $8.15        $7.94
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income...................................       0.40        0.41         0.42          0.44         0.46
Net realized and unrealized gain (loss).................       0.06        0.38        (0.76)         0.59         0.24
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.46        0.79        (0.34)         1.03         0.70
Dividends paid or declared..............................      (0.40)      (0.41)       (0.42)        (0.44)       (0.46)
Distributions from net gain realized....................      (0.03)      (0.13)       (0.17)        (0.10)       (0.03)
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............       0.03        0.25        (0.93)         0.49         0.21
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $7.99       $7.96        $7.71         $8.64        $8.15
                                                          =========   =========    =========     =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         6.00%      10.90%      (4.08)%        13.23%        9.15%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      0.84%       0.96%        0.92%         0.97%        0.86%
Net investment income to average net assets.............      5.05%       5.31%        5.17%         5.28%        5.76%
Portfolio turnover......................................      5.56%       3.63%       17.68%        14.10%       29.57%
Net assets, end of period (000s omitted)................    $54,041     $56,290      $57,263       $64,472      $57,208


MARYLAND SERIES                                                            CLASS D
                                                              -----------------------------
                                                                 YEAR ENDED           2/1/94**
PER SHARE OPERATING                                             SEPTEMBER 30,           TO
  PERFORMANCE:                                                 ----------------
                                                               1996        1995        9/30/94
                                                               ----        ----        -------
Net asset value, beginning of period....................      $7.97       $7.72        $8.46
                                                          ---------   ---------    ---------
Net investment income...................................       0.33        0.33         0.23
Net realized and unrealized gain (loss).................       0.05        0.38        (0.74)
                                                          ---------   ---------    ---------
Increase (decrease) from investment operations..........       0.38        0.71        (0.51)
Dividends paid or declared..............................      (0.33)      (0.33)       (0.23)
Distributions from net gain realized....................      (0.03)      (0.13)          --
                                                          ---------   ---------    ---------
Net increase (decrease) in net asset value..............       0.02        0.25        (0.74)
                                                          ---------   ---------    ---------
Net asset value, end of period..........................      $7.99       $7.97        $7.72
                                                          =========   =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         4.91%       9.75%      (6.21)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      1.72%       2.02%        1.80%+
Net investment income to average net assets.............      4.14%       4.27%        4.26%+
Portfolio turnover......................................      5.56%       3.63%       17.68%++
Net assets, end of period (000s omitted)................     $2,047        $630         $424

                                                                              55
----------
See footnotes on page 59.

================================================================================
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


MASSACHUSETTS SERIES                                                           CLASS A
                                                          ------------------------------------------------

PER SHARE OPERATING                                                    YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                            ------------------------------------------------
                                                              1996        1995         1994          1993         1992
                                                              ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $7.91       $7.66        $8.54         $8.06        $7.86
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income...................................       0.41        0.42         0.44          0.47         0.49
Net realized and unrealized gain (loss).................       0.05        0.28        (0.67)         0.55         0.24
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.46        0.70        (0.23)         1.02         0.73
Dividends paid or declared..............................      (0.41)      (0.42)       (0.44)        (0.47)       (0.49)
Distributions from net gain realized....................      (0.11)      (0.03)       (0.21)        (0.07)       (0.04)
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............      (0.06)       0.25        (0.88)         0.48         0.20
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $7.85       $7.91        $7.66         $8.54        $8.06
                                                          =========   =========    =========     =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         5.97%       9.58%      (2.94)%        13.18%        9.75%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      0.80%       0.86%        0.85%         0.88%        0.77%
Net investment income to average net assets.............      5.24%       5.51%        5.46%         5.65%        6.27%
Portfolio turnover......................................     26.30%      16.68%       12.44%        20.66%       27.92%
Net assets, end of period (000s omitted)................   $109,872    $115,711     $120,149      $139,504     $128,334



MASSACHUSETTS SERIES                                                      CLASS D
                                                              ------------------------------
                                                                 YEAR ENDED           2/1/94**
PER SHARE OPERATING                                             SEPTEMBER 30,           TO
  PERFORMANCE:                                                ----------------
                                                             1996        1995        9/30/94
                                                             ----        ----        -------

Net asset value, beginning of period....................      $7.90       $7.66        $8.33
                                                          ---------   ---------    ---------
Net investment income...................................       0.34        0.34         0.24
Net realized and unrealized gain (loss).................       0.05        0.27        (0.67)
                                                          ---------   ---------    ---------
Increase (decrease) from investment operations..........       0.39        0.61        (0.43)
Dividends paid or declared..............................      (0.34)      (0.34)       (0.24)
Distributions from net gain realized....................      (0.11)      (0.03)         --
                                                          ---------   ---------    ---------
Net increase (decrease) in net asset value..............      (0.06)       0.24        (0.67)
                                                          ---------   ---------    ---------
Net asset value, end of period..........................      $7.84       $7.90        $7.66
                                                          =========   =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         5.01%       8.33%      (5.34)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      1.70%       1.95%        1.78%+
Net investment income to average net assets.............      4.32%       4.47%        4.52%+
Portfolio turnover......................................     26.30%      16.68%       12.44%++
Net assets, end of period (000s omitted)................     $1,405        $809       $1,099


MICHIGAN SERIES                                                              CLASS A
                                                         ------------------------------------------------

PER SHARE OPERATING                                                   YEAR ENDED SEPTEMBER 30,
    PERFORMANCE:                                         ------------------------------------------------
                                                              1996        1995         1994          1993         1992
                                                              ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $8.54       $8.28        $9.08         $8.68        $8.38
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income...................................       0.45        0.46         0.46          0.47         0.50
Net realized and unrealized gain (loss).................       0.06        0.30        (0.71)         0.59         0.35
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.51        0.76        (0.25)         1.06         0.85
Dividends paid or declared..............................      (0.45)      (0.46)       (0.46)        (0.47)       (0.50)
Distributions from net gain realized....................      (0.14)      (0.04)       (0.09)        (0.19)       (0.05)
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............      (0.08)       0.26        (0.80)         0.40         0.30
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $8.46       $8.54        $8.28         $9.08        $8.68
                                                          =========   =========    =========         =====    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         6.16%       9.56%      (2.90)%        12.97%       10.55%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      0.78%       0.87%        0.84%         0.83%        0.76%
Net investment income to average net assets.............      5.29%       5.50%        5.32%         5.41%        5.93%
Portfolio turnover......................................     19.62%      20.48%       10.06%         6.33%       32.12%
Net assets, end of period (000s omitted)................   $148,178    $151,589     $151,095      $164,638     $144,524



MICHIGAN SERIES                                                             CLASS D
                                                              ------------------------------------
                                                                 YEAR ENDED           2/1/94**
PER SHARE OPERATING                                             SEPTEMBER 30,           TO
    PERFORMANCE:                                              ----------------
                                                              1996        1995        9/30/94
                                                              ----        ----        -------
Net asset value, beginning of period....................      $8.54       $8.28        $9.01
                                                          ---------   ---------    ---------
Net investment income...................................       0.37        0.37         0.25
Net realized and unrealized gain (loss).................       0.05        0.30        (0.73)
                                                          ---------   ---------    ---------
Increase (decrease) from investment operations..........       0.42        0.67        (0.48)
Dividends paid or declared..............................      (0.37)      (0.37)       (0.25)
Distributions from net gain realized....................      (0.14)      (0.04)         --
                                                          ---------   ---------    ---------
Net increase (decrease) in net asset value..............      (0.09)       0.26        (0.73)
                                                          ---------   ---------    ---------
Net asset value, end of period..........................      $8.45       $8.54        $8.28
                                                          =========   =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         5.09%       8.36%      (5.47)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      1.68%       2.01%        1.75%+
Net investment income to average net assets.............      4.39%       4.40%        4.40%+
Portfolio turnover......................................     19.62%      20.48%       10.06%++
Net assets, end of period (000s omitted)................     $1,486      $1,172         $671

----------
See footnotes on page 59.

================================================================================

--------------------------------------------------------------------------------

MINNESOTA SERIES                                                                       CLASS A
                                                          --------------------------------------------------------------

PER SHARE OPERATING                                                              YEAR ENDED SEPTEMBER 30,
     PERFORMANCE:                                         --------------------------------------------------------------
                                                              1996        1995         1994          1993         1992
                                                              ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $7.82       $7.72        $8.28         $7.89        $7.81
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income...................................       0.42        0.45         0.45          0.47         0.49
Net realized and unrealized gain (loss).................      (0.12)       0.11        (0.44)         0.51         0.09
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.30        0.56         0.01          0.98         0.58
Dividends paid or declared..............................      (0.42)      (0.45)       (0.45)        (0.47)       (0.49)
Distributions from net gain realized....................      (0.02)      (0.01)       (0.12)        (0.12)       (0.01)
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............      (0.14)       0.10        (0.56)         0.39         0.08
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $7.68       $7.82        $7.72         $8.28        $7.89
                                                          =========   =========    =========     =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         3.99%       7.61%        0.12%        13.06%        7.71%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      0.81%       0.87%        0.85%         0.90%        0.80%
Net investment income to average net assets.............      5.47%       5.89%        5.70%         5.89%        6.29%
Portfolio turnover......................................     26.89%       5.57%        3.30%         5.73%       12.08%
Net assets, end of period (000s omitted)................   $126,173    $132,716     $134,990      $144,600     $151,922

MINNESOTA SERIES                                                           CLASS D
                                                                -----------------------------
                                                                 YEAR ENDED           2/1/94**
PER SHARE OPERATING                                             SEPTEMBER 30,           TO
                                                              ----------------
  PERFORMANCE:                                                1996        1995        9/30/94
                                                              ----        ----        -------
Net asset value, beginning of period....................      $7.82       $7.73        $8.22
                                                          ---------   ---------    ---------
Net investment income...................................       0.35        0.38         0.25
Net realized and unrealized gain (loss).................      (0.12)       0.10        (0.49)
                                                          ---------   ---------    ---------
Increase (decrease) from investment operations..........       0.23        0.48        (0.24)
Dividends paid or declared..............................      (0.35)      (0.38)       (0.25)
Distributions from net gain realized....................      (0.02)      (0.01)         --
                                                          ---------   ---------    ---------
Net increase (decrease) in net asset value..............      (0.14)       0.09        (0.49)
                                                          ---------   ---------    ---------
Net asset value, end of period..........................      $7.68       $7.82        $7.73
                                                          =========   =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         3.06%       6.45%      (3.08)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      1.71%       1.85%        1.74%+
Net investment income to average net assets.............      4.57%       4.92%        4.68%+
Portfolio turnover......................................     26.89%       5.57%        3.30%++
Net assets, end of period (000s omitted)................     $2,036      $2,237       $1,649

MISSOURI SERIES                                                                        CLASS A
                                                          -------------------------------------------------------------

PER SHARE OPERATING                                                           YEAR ENDED SEPTEMBER 30,
   PERFORMANCE:                                           -------------------------------------------------------------
                                                              1996        1995         1994          1993         1992
                                                              ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $7.70       $7.41        $8.31         $7.80        $7.72
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income*..................................       0.39        0.40         0.40          0.42         0.44
Net realized and unrealized gain (loss).................       0.08        0.36        (0.79)         0.57         0.15
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.47        0.76        (0.39)         0.99         0.59
Dividends paid or declared..............................      (0.39)      (0.40)       (0.40)        (0.42)       (0.44)
Distributions from net gain realized....................      (0.07)      (0.07)       (0.11)        (0.06)       (0.07)
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............       0.01        0.29        (0.90)         0.51         0.08
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $7.71       $7.70        $7.41         $8.31        $7.80
                                                          =========   =========    =========     =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         6.27%      10.67%      (4.85)%        13.17%        7.87%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets*.........................      0.86%       0.88%        0.74%         0.71%        0.83%
Net investment income to average net assets*............      5.03%       5.31%        5.18%         5.29%        5.71%
Portfolio turnover......................................      8.04%       3.88%       14.33%        17.03%       18.80%
Net assets, end of period (000s omitted)................    $49,941     $51,169      $52,621       $56,861      $49,459
Without management fee waiver and expense
  reimbursement:*
Net investment income per share.........................                  $0.39        $0.39         $0.41
Ratios:
Expenses to average net assets..........................                  0.93%        0.88%         0.91%
Net investment income to average net assets.............                  5.26%        5.04%         5.09%


MISSOURI SERIES                                                            CLASS D
                                                              -------------------------------
                                                                 YEAR ENDED           2/1/94**
PER SHARE OPERATING                                             SEPTEMBER 30,           TO
  PERFORMANCE:                                                ----------------
                                                              1996        1995        9/30/94
                                                              ----        ----        -------
Net asset value, beginning of period....................      $7.70       $7.41        $8.20
                                                          ---------   ---------    ---------
Net investment income*..................................       0.32        0.32         0.22
Net realized and unrealized gain (loss).................       0.09        0.36        (0.79)
                                                          ---------   ---------    ---------
Increase (decrease) from investment operations..........       0.41        0.68        (0.57)
Dividends paid or declared..............................      (0.32)      (0.32)       (0.22)
Distributions from net gain realized....................      (0.07)      (0.07)         --
                                                          ---------   ---------    ---------
Net increase (decrease) in net asset value..............       0.02        0.29        (0.79)
                                                          ---------   ---------    ---------
Net asset value, end of period..........................      $7.72       $7.70        $7.41
                                                          =========   =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         5.46%       9.49%      (7.16)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets*.........................      1.76%       1.98%        1.70%+
Net investment income to average net assets*............      4.13%       4.23%        4.27%+
Portfolio turnover......................................      8.04%       3.88%       14.33%++
Net assets, end of period (000s omitted)................       $565        $515         $350
Without management fee waiver and expense
  reimbursement:*
Net investment income per share.........................                  $0.32        $0.22
Ratios:
Expenses to average net assets..........................                  2.03%        1.80%+
Net investment income to average net assets.............                  4.18%        4.17%+

================================================================================
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

NEW YORK SERIES                                                                        CLASS A
                                                          ---------------------------------------------------------------

PER SHARE OPERATING                                                           YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                            ---------------------------------------------------------------
                                                              1996        1995         1994          1993         1992
                                                              ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $7.86       $7.67        $8.75         $8.13        $7.94
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income...................................       0.42        0.42         0.43          0.45         0.49
Net realized and unrealized gain (loss).................       0.12        0.36        (0.88)         0.74         0.26
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.54        0.78        (0.45)         1.19         0.75
Dividends paid or declared..............................      (0.42)      (0.42)       (0.43)        (0.45)       (0.49)
Distributions from net gain realized....................         --       (0.17)       (0.20)        (0.12)       (0.07)
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............       0.12        0.19        (1.08)         0.62         0.19
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $7.98       $7.86        $7.67         $8.75        $8.13
                                                          =========   =========    =========     =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         6.97%      10.93%      (5.37)%        15.26%        9.80%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      0.77%       0.88%        0.87%         0.94%        0.79%
Net investment income to average net assets.............      5.24%       5.52%        5.31%         5.37%        6.09%
Portfolio turnover......................................     25.88%      34.05%       28.19%        27.90%       42.90%
Net assets, end of period (000s omitted)................    $82,719     $83,980      $90,914      $104,685      $92,681

NEW YORK SERIES                                                             CLASS D
                                                               ------------------------------
                                                                  YEAR ENDED           2/1/94**
PER SHARE OPERATING                                              SEPTEMBER 30,           TO
  PERFORMANCE:                                                 ----------------
                                                               1996        1995        9/30/94
                                                               ----        ----        -------
Net asset value, beginning of period....................       $7.87       $7.67        $8.55
                                                           ---------   ---------    ---------
Net investment income...................................        0.34        0.34         0.23
Net realized and unrealized gain (loss).................        0.11        0.37        (0.88)
                                                           ---------   ---------    ---------
Increase (decrease) from investment operations..........        0.45        0.71        (0.65)
Dividends paid or declared..............................       (0.34)      (0.34)       (0.23)
Distributions from net gain realized....................          --       (0.17)         --
                                                           ---------   ---------    ---------
Net increase (decrease) in net asset value..............        0.11        0.20        (0.88)
                                                           ---------   ---------    ---------
Net asset value, end of period..........................       $7.98       $7.87        $7.67
                                                           =========   =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                          5.86%       9.87%      (7.73)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................       1.68%       1.96%        1.81%+
Net investment income to average net assets.............       4.33%       4.42%        4.39%+
Portfolio turnover......................................      25.88%      34.05%       28.19%++
Net assets, end of period (000s omitted)................      $1,152        $885         $476



OHIO SERIES                                                                            CLASS A
                                                          ------------------------------------------------

PER SHARE OPERATING                                                           YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                            ------------------------------------------------
                                                              1996        1995         1994          1993         1992
                                                              ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $8.11       $7.90        $8.77         $8.28        $8.06
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income...................................       0.43        0.44         0.44          0.46         0.49
Net realized and unrealized gain (loss).................       0.02        0.28        (0.70)         0.56         0.26
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.45        0.72        (0.26)         1.02         0.75
Dividends paid or declared..............................      (0.43)      (0.44)       (0.44)        (0.46)       (0.49)
Distributions from net gain realized....................      (0.04)      (0.07)       (0.17)        (0.07)       (0.04)
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............      (0.02)       0.21        (0.87)         0.49         0.22
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $8.09       $8.11        $7.90         $8.77        $8.28
                                                          =========   =========    =========     =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         5.68%       9.59%      (3.08)%        12.81%        9.68%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      0.77%       0.84%        0.84%         0.85%        0.75%
Net investment income to average net assets.............      5.32%       5.56%        5.34%         5.44%        6.02%
Portfolio turnover......................................     12.90%       2.96%        9.37%        30.68%        7.15%
Net assets, end of period (000s omitted)................   $162,243    $170,191     $171,469      $190,083     $170,427



OHIO SERIES                                                                  CLASS D
                                                                  -----------------------------
                                                                   YEAR ENDED           2/1/94**
PER SHARE OPERATING                                               SEPTEMBER 30,           TO
  PERFORMANCE:                                                  ----------------
                                                                1996        1995        9/30/94
                                                                ----        ----        -------
Net asset value, beginning of period....................        $8.15       $7.92        $8.61
                                                            ---------   ---------    ---------
Net investment income...................................         0.36        0.36         0.24
Net realized and unrealized gain (loss).................         0.02        0.30        (0.69)
                                                            ---------   ---------    ---------
Increase (decrease) from investment operations..........         0.38        0.66        (0.45)
Dividends paid or declared..............................        (0.36)      (0.36)       (0.24)
Distributions from net gain realized....................        (0.04)      (0.07)         --
                                                            ---------   ---------    ---------
Net increase (decrease) in net asset value..............        (0.02)       0.23        (0.69)
                                                            ---------   ---------    ---------
Net asset value, end of period..........................        $8.13       $8.15        $7.92
                                                            =========   =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                           4.74%       8.67%      (5.36)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................        1.67%       1.93%        1.78%+
Net investment income to average net assets.............        4.42%       4.48%        4.41%+
Portfolio turnover......................................       12.90%       2.96%        9.37%++
Net assets, end of period (000s omitted)................       $1,011        $660         $324

----------
See footnotes on page 59.

================================================================================

--------------------------------------------------------------------------------

OREGON SERIES                                                                          CLASS A
                                                           ------------------------------------------------

PER SHARE OPERATING                                                           YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                             ------------------------------------------------
                                                              1996        1995         1994          1993         1992
                                                              ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $7.66       $7.43        $8.08         $7.60        $7.42
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income*..................................       0.40        0.40         0.40          0.42         0.42
Net realized and unrealized gain (loss).................         --        0.25        (0.59)         0.48         0.18
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.40        0.65        (0.19)         0.90         0.60
Dividends paid or declared..............................      (0.40)      (0.40)       (0.40)        (0.42)       (0.42)
Distributions from net gain realized....................      (0.01)      (0.02)       (0.06)           --           --
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............      (0.01)       0.23        (0.65)         0.48         0.18
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $7.65       $7.66        $7.43         $8.08        $7.60
                                                          =========   =========    =========     =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                         5.27%       9.05%      (2.38)%        12.21%        8.35%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets*.........................      0.86%       0.86%        0.78%         0.78%        0.68%
Net investment income to average net assets*............      5.18%       5.40%        5.20%         5.35%        5.63%
Portfolio turnover......................................     28.65%       2.47%        9.43%         8.08%        0.21%
Net assets, end of period (000s omitted)................    $57,345     $59,549      $59,884       $62,095      $48,797
Without management fee waiver and
  expense reimbursement:*
Net investment income per share.........................                  $0.40        $0.39         $0.41        $0.42
Ratios:
  Expenses to average net assets........................                  0.91%        0.89%         0.93%        0.83%
  Net investment income to average net assets...........                  5.35%        5.09%         5.20%        5.48%



OREGON SERIES                                                               CLASS D
                                                                 -----------------------------
                                                                  YEAR ENDED           2/1/94**
PER SHARE OPERATING                                              SEPTEMBER 30,           TO
  PERFORMANCE:                                                 ----------------
                                                               1996        1995        9/30/94
                                                               ----        ----        -------
Net asset value, beginning of period....................       $7.65       $7.43        $8.02
                                                           ---------   ---------    ---------
Net investment income*..................................        0.33        0.33         0.22
Net realized and unrealized gain (loss).................          --        0.24        (0.59)
                                                           ---------   ---------    ---------
Increase (decrease) from investment operations..........        0.33        0.57        (0.37)
Dividends paid or declared..............................       (0.33)      (0.33)       (0.22)
Distributions from net gain realized....................       (0.01)      (0.02)         --
                                                           ---------   ---------    ---------
Net increase (decrease) in net asset value..............       (0.01)       0.22        (0.59)
                                                           ---------   ---------    ---------
Net asset value, end of period..........................       $7.64       $7.65        $7.43
                                                           =========   =========    =========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                          4.33%       7.86%      (4.76)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets*.........................       1.76%       1.83%        1.72%+
Net investment income to average net assets*............       4.28%       4.41%        4.32%+
Portfolio turnover......................................      28.65%       2.47%        9.43%++
Net assets, end of period (000s omitted)................      $1,540      $1,495         $843
Without management fee waiver and
  expense reimbursement:*
Net investment income per share.........................                   $0.33        $0.22
Ratios:
  Expenses to average net assets........................                   1.88%        1.82%+
  Net investment income to average net assets...........                   4.36%        4.22%+


SOUTH CAROLINA SERIES                                                              CLASS A
                                                          -------------------------------------------------------------

PER SHARE OPERATING                                                          YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                            -------------------------------------------------------------
                                                               1996        1995         1994          1993         1992
                                                               ----        ----         ----          ----         ----
Net asset value, beginning of period....................      $7.97       $7.61        $8.52         $8.00        $7.71
                                                          ---------   ---------    ---------     ---------    ---------
Net investment income...................................       0.41        0.41         0.41          0.43         0.45
Net realized and unrealized gain (loss).................       0.12        0.37        (0.79)         0.54         0.31
                                                          ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations..........       0.53        0.78        (0.38)         0.97         0.76
Dividends paid or declared..............................      (0.41)      (0.41)       (0.41)        (0.43)       (0.45)
Distributions from net gain realized....................      (0.02)      (0.01)       (0.12)        (0.02)       (0.02)
                                                          ---------   ---------    ---------     ---------    ---------
Net increase (decrease) in net asset value..............       0.10        0.36        (0.91)         0.52         0.29
                                                          ---------   ---------    ---------     ---------    ---------
Net asset value, end of period..........................      $8.07       $7.97        $7.61         $8.52        $8.00
                                                          =========   =========    =========     =========    =========
TOTAL RETURN BASED ON
  NET ASSET VALUE:                                            6.82%      10.69%      (4.61)%        12.52%       10.08%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      0.80%       0.88%        0.83%         0.85%        0.81%
Net investment income to average net assets.............      5.15%       5.38%        5.12%         5.19%        5.71%
Portfolio turnover......................................     20.66%       4.13%        1.81%        17.69%        3.37%
Net assets, end of period (000s omitted)................   $108,163    $112,421     $115,133      $120,589      $82,882

SOUTH CAROLINA SERIES                                                      CLASS D
                                                              -----------------------------
                                                                 YEAR ENDED           2/1/94**
PER SHARE OPERATING                                             SEPTEMBER 30,           TO
  PERFORMANCE:                                                ----------------
                                                              1996        1995        9/30/94
                                                              ----        ----        -------
Net asset value, beginning of period....................      $7.97       $7.61        $8.42
                                                          ---------   ---------    ---------
Net investment income...................................       0.34        0.34         0.22
Net realized and unrealized gain (loss).................       0.11        0.37        (0.81)
                                                          ---------   ---------    ---------
Increase (decrease) from investment operations..........       0.45        0.71        (0.59)
Dividends paid or declared..............................      (0.34)      (0.34)       (0.22)
Distributions from net gain realized....................      (0.02)      (0.01)         --
                                                          ---------   ---------    ---------
Net increase (decrease) in net asset value..............       0.09        0.36        (0.81)
                                                          ---------   ---------    ---------
Net asset value, end of period..........................      $8.06       $7.97        $7.61
                                                          =========   =========    =========
TOTAL RETURN BASED ON
  NET ASSET VALUE:                                            5.73%       9.63%      (7.14)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................      1.70%       1.85%        1.74%+
Net investment income to average net assets.............      4.25%       4.40%        4.29%+
Portfolio turnover......................................     20.66%       4.13%        1.81%++
Net assets, end of period (000s omitted)................     $2,714      $1,704       $1,478



----------
 * During the periods stated, the Manager at its discretion, waived all or portions of its fees for the Georgia, Missouri, and Oregon Series.
** Commencement of offering of Class D shares.
 + Annualized
++ For the year ended September 30, 1994.
See Notes to Financial Statements.

================================================================================
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN MUNICIPAL FUND SERIES, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon and South Carolina Series of Seligman Municipal Fund Series, Inc. (formerly Seligman Tax-Exempt Fund Series, Inc.) as of September 30, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each Series of Seligman Municipal Fund Series, Inc. as of September 30, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/DELOITTE & TOUCHE LLP
New York, New York
October 30, 1996

================================================================================
PROXY RESULTS
--------------------------------------------------------------------------------
Seligman Municipal Fund Series, Inc. Shareholders voted on the following proposals at the Special Meeting of Shareholders held on September 30, 1996, in New York, NY. Each Director was elected, and all other proposals were approved. The description of each proposal and number of shares voted are as follows:

ELECTION OF DIRECTORS:
                          FOR      WITHHELD
                          ---      ---------

Fred E. Brown         85,846,451   2,140,661
John R. Galvin        85,851,675   2,135,437
Alice S. Ilchman      85,818,039   2,169,073
Frank A. McPherson    85,831,415   2,155,697
John E. Merow         85,937,945   2,049,167
Betsy S. Michel       85,974,898   2,012,214
William C. Morris     85,968,753   2,018,359
James C. Pitney       85,895,550   2,091,562
James Q. Riordan      85,913,398   2,073,714
Ronald T. Schroeder   85,962,440   2,024,672
Robert L. Shafer      85,878,304   2,108,808
James N. Whitson      85,947,104   2,040,008
Brian T. Zino         85,976,353   2,010,759

RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS:

FOR                  AGAINST                   ABSTAIN               NON-VOTE
---                  -------                   -------               ---------
83,599,827           570,927                 3,816,358                   n/a

APPROVAL TO PERMIT ANY PORTION OF INVESTMENTS IN SECURITIES SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX:

SERIES               FOR      AGAINST     ABSTAIN   NON-VOTE
---------------   ---------   -------   ---------   -------
 National         6,660,927   419,838     577,103   171,544
 Colorado         3,015,391   283,717     415,886   152,733
 Georgia          3,947,344   188,085     337,558   103,516
 Louisiana        3,581,306   507,762     312,014   104,266
 Maryland         3,310,346   367,134     282,861   117,675
 Massachusetts    6,572,489   614,584     533,388   586,521
 Michigan         7,889,523   718,166   1,005,536   570,903
 Minnesota        6,885,355   753,334     741,214   310,607
 Missouri         2,980,511   300,450     204,955    54,336
 New York         4,635,959   432,369     364,351   347,030
 Ohio             9,844,272   878,590     870,677   623,238
 Oregon           3,956,882   448,353     537,848   132,156
 South Carolina   8,145,526   425,295     634,086   131,602

================================================================================
BOARD OF DIRECTORS
--------------------------------------------------------------------------------
FRED E. BROWN
DIRECTOR AND CONSULTANT,
    J. & W. Seligman & Co. Incorporated

JOHN R. GALVIN 2
DEAN, Fletcher School of Law
    and Diplomacy at Tufts University
DIRECTOR, USLIFE Corporation

ALICE S. ILCHMAN 3
PRESIDENT, Sarah Lawrence College
TRUSTEE, Committee for Economic Development
DIRECTOR, NYNEX
CHAIRMAN, The Rockefeller Foundation

FRANK A. MCPHERSON 2
CHAIRMAN AND CEO, Kerr-McGee Corporation
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center

JOHN E. MEROW
PARTNER, Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Aluminum Corporation

BETSY S. MICHEL 2
DIRECTOR OR TRUSTEE, Various Organizations

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN OF THE BOARD AND PRESIDENT,
    J. & W. Seligman & Co. Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation

JAMES C. PITNEY 3
PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm
DIRECTOR, Public Service Enterprise Group

JAMES Q. RIORDAN 3
DIRECTOR, The Brooklyn Union Gas Company
TRUSTEE, Committee for Economic Development
DIRECTOR, Dow Jones & Co., Inc.
DIRECTOR, Public Broadcasting Service

RONALD T. SCHROEDER 1
MANAGING DIRECTOR,
  J. & W. Seligman & Co. Incorporated

ROBERT L. SHAFER 3
DIRECTOR OR TRUSTEE,
  Various Organizations

JAMES N. WHITSON 2
EXECUTIVE VICE PRESIDENT AND DIRECTOR,
    Sammons Enterprises, Inc.
DIRECTOR, C-SPAN
DIRECTOR, Red Man Pipe and Supply Company

BRIAN T. ZINO 1
PRESIDENT
MANAGING DIRECTOR, J. & W. Seligman & Co. Incorporated
CHAIRMAN, Seligman Data Corp.

----------
Member:   1 Executive Committee
          2 Audit Committee
          3 Director Nominating Committee

================================================================================
EXECUTIVE OFFICERS
--------------------------------------------------------------------------------
WILLIAM C. MORRIS
CHAIRMAN

BRIAN T. ZINO
PRESIDENT

THOMAS G. MOLES
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT

THOMAS G. ROSE
TREASURER

FRANK J. NASTA
SECRETARY
--------------------------------------------------------------------------------
MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY  10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY  10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY  10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450        SHAREHOLDER
                      SERVICES
(800) 622-4597        24-HOUR AUTOMATED TELEPHONE ACCESS SERVICE